BlackRock Retirement Income 2040 Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security Shares Value
Investment Companies
Fixed-Income Funds — 98.9%
BlackRock Multi-Asset Income Portfolio, Class
K
(a)
........................... 455,515 $ 4,190,739
Total Investment Companies — 98.9%
(Cost: $4,833,015)
(b)
.............................. 4,190,739
Total Long-Term Investments — 98.9%
(Cost: $4,833,015)
(b)
.............................. 4,190,739
Security Shares Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(a)(c)
.................. 87,184 $ 87,184
Total Short-Term Securities — 2.1%
(Cost: $87,184) ................................... 87,184
Total Investments — 101.0%
(Cost: $4,920,199)
(b)
.............................. 4,277,923
Liabilities in Excess of Other Assets — (1.0) % ............ (40,314)
Net Assets — 100.0% .............................. $ 4,237,609
(a)
Affiliate of the Fund.
(b)
Cost for U.S. federal income tax purposes.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 121,830 $ — $ (34,646)
(a)
$ — $ — $ 87,184 87,184 $ 1 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... 5,170,096 — — — (979,357) 4,190,739 455,515 24,816 —
$ — $ (979,357) $ 4,277,923 $ 24,817 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Retirement Income 2040 Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,190,739 $ — $ — $ 4,190,739
Short-Term Securities
Money Market Funds ...................................... 87,184 — — 87,184
$ 4,277,923 $ — $ — $ 4,277,923

Additional Financial Information
Schedule of Investments (Unaudited)
September 30, 2022
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A, (LIBOR USD 3
Month + 1.10%), 3.61%, 04/15/34 ... USD 15,000 $ 14,392,252
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.35%), 5.86%, 04/15/34 ... 1,000 850,002
Accredited Mortgage Loan Trust, Series
2004-4, Class M2, (LIBOR USD 1 Month +
1.58%), 4.66%, 01/25/35
(a)
.......... 616 579,179
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3 Month CME
Term SOFR + 2.10%), 4.57%, 01/21/35 1,500 1,340,146
Series 2022-17A, Class E, (3 Month CME
Term SOFR + 6.35%), 8.82%, 01/21/35 1,000 835,035
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 4.66%,
01/15/33
(a)(b)
.................... 2,000 1,832,190
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(LIBOR USD 3 Month + 1.16%), 3.87%,
07/20/34
(a)(b)
.................... 4,000 3,856,494
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.76%, 04/20/32 ... 2,500 2,280,850
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.81%, 04/20/32 ... 1,000 905,867
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.51%, 04/15/34 ... 4,000 3,571,169
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 5.51%, 04/15/34 ... 3,100 2,707,623
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 4.46%, 07/20/34 ... 14,000 13,233,227
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 4.71%, 07/20/34 ... 5,000 4,512,557
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 07/20/34 ... 2,500 2,199,317
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 9.21%, 07/20/34 ... 1,325 1,131,051
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 4.53%, 01/25/35 ... 5,000 4,630,802
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 4.83%, 01/25/35 ... 3,000 2,672,930
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 5.88%, 01/25/35 ... 1,000 879,901
AIG CLO Ltd., Series 2019-2A, Class AR,
(LIBOR USD 3 Month + 1.10%), 3.88%,
10/25/33
(a)(b)
.................... 7,300 7,081,202
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 4.34%, 10/17/34 ... 1,500 1,412,976
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 4.74%, 10/17/34 ... 3,000 2,711,818
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 5.79%, 10/17/34 ... 4,500 4,044,034
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.66%, 07/22/32 ... 7,500 6,834,952
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 5.66%, 07/22/32 ... 3,500 3,098,184
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 4.74%,
10/17/34
(a)(b)
.................... 4,500 4,033,875
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 4.69%,
10/17/34
(a)(b)
.................... 1,500 1,344,084
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AIMCO CLO Ltd., Series 2020-12A, Class
BR, (3 Month CME Term SOFR + 1.70%),
4.18%, 01/17/32
(a)(b)
............... USD 10,000 $ 9,412,078
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
5 4,948
Series 2018-F, Class C, 0.00%, 11/25/58 . 77 50,312
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 4.88%,
10/21/28
(a)(b)
.................... 1,300 1,235,110
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 4.24%,
01/17/31
(a)(b)
.................... 1,000 932,483
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 4.16%,
06/13/31
(a)(b)
.................... 1,000 925,907
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
4.13%, 01/19/33
(a)(b)
............... 2,000 1,947,000
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 4.36%, 10/15/29
(a)(b)
3,500 3,334,793
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 4.04%,
11/02/30
(a)(b)
.................... 1,750 1,726,668
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,466,471
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,361,069
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 6,950,999
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,166,409
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,224,151
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (LIBOR USD 3 Month +
2.30%), 5.06%, 07/22/32
(a)(b)
......... 700 648,746
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (LIBOR USD 3 Month +
1.20%), 3.91%, 07/20/34
(a)(b)
......... 7,000 6,756,006
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (LIBOR USD 3 Month +
1.15%), 3.66%, 04/15/34
(a)(b)
......... 1,000 956,748
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (LIBOR USD 3
Month + 1.20%), 3.91%, 01/20/35 ... 1,300 1,243,190
Series 2021-20A, Class B, (LIBOR USD 3
Month + 1.80%), 4.51%, 01/20/35 ... 1,500 1,400,779
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 4.29%, 01/28/31 ... 3,400 3,269,378
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 4.64%, 01/28/31 ... 1,250 1,144,791
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 4.64%, 01/28/31 ... 600 551,680
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 5.39%, 01/28/31 ... 2,250 2,014,325
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 4.36%, 01/15/30
(a)(b)
......... 1,850 1,758,783
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (LIBOR USD 3 Month + 1.75%),
4.26%, 07/15/32
(a)(b)
............... 1,000 931,619

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-1RA, Class E, (LIBOR USD 3
Month + 5.50%), 7.96%, 04/13/31 ... USD 1,500 $ 1,252,538
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 3.71%, 10/15/31 ... 7,650 7,427,479
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 4.26%, 10/15/31 ... 3,000 2,839,517
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 5.66%, 10/15/31 ... 1,500 1,309,931
Series 2022-25A, Class C, (3 Month CME
Term SOFR + 2.35%), 4.83%, 04/20/35 5,000 4,566,135
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)(c)
......... EUR 499 393,679
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.86%, 04/25/34
(a)(c)
............... 300 230,660
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 3.59%,
04/15/31
(a)(b)
.................... USD 2,400 2,345,472
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 4.56%, 04/20/31 .. 7,000 6,455,293
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 5.41%, 04/20/31 .. 2,000 1,754,936
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 4.69%,
07/16/31
(a)(b)
.................... 1,750 1,619,128
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 5.66%,
04/20/31
(a)(b)
.................... 1,000 897,598
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 4.33%, 07/25/30 ... 1,000 944,346
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 4.68%, 07/25/30 ... 1,000 914,599
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 3.88%,
10/20/31
(a)(b)
.................... 4,500 4,371,964
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 5.11%,
01/20/33
(a)(b)
.................... 1,000 917,818
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
3.86%, 01/20/35
(a)(b)
............... 14,000 13,501,772
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)(c)
............... EUR 219 170,520
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 4.11%,
01/15/32
(a)(b)
.................... USD 6,000 5,643,686
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 5.43%, 04/24/31 ... 4,500 4,226,258
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 6.53%, 04/24/31 ... 3,000 2,666,319
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(LIBOR USD 3 Month + 1.70%), 4.21%,
07/15/34
(a)(b)
.................... 1,000 939,763
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (LIBOR USD 3 Month + 1.15%), 3.86%,
10/20/34
(a)(b)
.................... 7,500 7,169,135
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 2,007,450
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 4.51%,
07/20/30
(a)(b)
.................... USD 1,000 $ 907,880
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
4.28%, 05/24/30
(a)(b)
............... 1,000 964,875
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 5.84%,
04/17/33
(a)(b)
.................... 7,250 6,301,720
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 3.68%, 10/15/30 ... 3,000 2,952,416
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 4.01%, 10/15/30 ... 1,500 1,419,910
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 4.31%, 10/15/30 ... 1,017 940,781
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 3.91%, 07/15/30 ... 1,500 1,446,527
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 4.41%, 07/15/30 ... 1,000 922,845
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 4.59%, 11/27/31
(a)(b)
......... 5,500 5,235,787
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 3.87%, 07/26/31
(a)(b)
......... 2,000 1,944,368
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 3.96%, 10/24/31
(a)(b)
......... 1,700 1,648,491
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 17,710
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 4.69%, 08/23/30
(a)(b)
1,000 924,503
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 4.53%, 01/23/31 ........ 1,000 946,316
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 5.78%, 01/23/31 ........ 500 446,256
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 7.18%,
06/22/34
(a)(c)
.................... EUR 200 151,439
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(c)
.................... 670 502,140
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 4.84%, 10/17/32 ... USD 1,250 1,145,553
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.89%, 10/17/32 ... 1,000 866,953
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.16%), 3.94%, 07/24/34 ... 6,750 6,471,632
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.10%), 4.86%, 01/22/35 ... 2,250 2,018,864
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.85%), 2.75%, 04/18/35 5,000 4,634,530
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 3.10%, 04/18/35 7,000 6,265,940
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 4.10%, 04/18/35 2,500 2,133,918
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 4.66%, 10/20/31 ... 4,500 4,145,048
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 5.66%, 10/20/31 ... 2,000 1,761,655

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 4.66%,
10/22/32
(a)(b)
.................... USD 3,250 $ 2,958,290
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 4.81%,
03/09/34
(a)(b)
.................... 1,000 890,942
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 5.96%,
10/15/36
(a)(b)
.................... 2,000 1,687,232
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
4.83%, 01/25/35
(a)(b)
............... 2,000 1,778,123
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 4.51%, 04/15/34 ... 3,000 2,672,250
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 5.76%, 04/15/34 ... 3,000 2,566,334
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (LIBOR USD 3 Month + 1.12%), 3.83%,
12/19/32
(a)(b)
.................... 5,000 4,827,878
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 6.04%,
07/22/34
(a)(c)
.................... EUR 200 152,795
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 4.33%, 01/25/35 ... USD 526 517,760
Series 2006-HE7, Class 1A2, (LIBOR USD
1 Month + 0.34%), 3.42%, 09/25/36 .. 559 537,276
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 3.22%, 03/25/37 .. 2,268 2,108,425
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 3.22%, 03/25/37 .. 2,737 2,540,583
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 3.22%, 04/25/37 ... 3,795 5,187,661
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 4.81%, 04/25/34
(a)
.... 1,932 1,861,602
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 3.81%, 01/20/31
(a)(b)
... 1,500 1,464,703
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 3.86%, 01/15/33 ... 7,000 6,746,250
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 4.51%, 01/15/33 ... 4,250 4,043,036
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 3.89%, 07/18/31 ... 2,200 2,140,369
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 4.44%, 07/18/31 ... 1,000 944,121
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.78%,
07/20/31
(a)(c)
.................... EUR 550 424,082
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 6.36%,
08/20/35
(a)(c)
.................... 700 532,664
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3
Month + 2.20%), 5.49%, 06/15/31 ... USD 2,000 1,864,684
Series 2021-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 4.54%, 01/19/35 ... 7,500 6,916,259
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.25%), 4.99%, 01/19/35 ... 5,000 4,507,540
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
............... EUR 300 $ 226,516
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
3.94%, 10/22/30
(a)(b)
............... USD 980 962,978
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.68%, 02/25/34
(a)(c)
............... EUR 700 533,815
Boyce Park CLO Ltd.
(a)(b)
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.10%), 2.65%, 04/21/35 USD 1,500 1,332,966
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.25%), 6.80%, 04/21/35 1,000 840,790
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
4.46%, 07/20/34
(a)(b)
............... 5,000 4,730,363
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 4.39%, 07/18/34 ... 9,000 8,420,213
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.74%, 07/18/34 ... 2,500 2,226,485
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.41%, 07/15/31 ... 1,500 1,384,277
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 4.26%, 10/15/31 ... 1,250 1,164,134
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.51%, 07/15/30 ... 5,000 4,663,092
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 2.73%, 04/15/35 2,000 1,792,698
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 4.41%, 07/15/31 ... 1,000 918,326
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.56%, 07/15/34 ... 1,000 896,196
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.66%, 07/15/34 ... 1,000 877,770
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 5.01%, 01/15/34 ... 1,000 920,207
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(c)
.................... EUR 300 233,332
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 4.63%,
04/30/31
(a)(b)
.................... USD 1,000 919,379
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 4.31%, 04/20/31 ... 2,700 2,517,753
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 4.41%, 10/20/32 ... 5,000 4,642,133
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 5.01%, 10/20/32 ... 4,000 3,694,969
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 3.33%, 04/25/36
(a)
.......... 2,876 2,466,729
CarVal CLO I Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 5.63%,
07/16/31
(a)(b)
.................... 1,995 1,765,382
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 4.66%,
07/20/32
(a)(b)
.................... 7,000 6,389,733
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 4.46%, 07/20/34 ... 6,500 6,118,120

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 5.96%, 07/20/34 ... USD 5,000 $ 4,328,693
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 4.71%, 10/15/34 ... 2,000 1,818,744
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 5.76%, 10/15/34 ... 3,000 2,712,281
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 6.41%,
04/20/29
(a)(b)
.................... 1,000 918,110
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 3.96%, 07/20/30 ... 1,000 985,529
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 4.14%, 01/20/34 ... 4,000 3,848,635
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
4.43%, 07/23/34
(a)(b)
............... 5,000 4,694,092
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,915,750
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
3.84%, 07/17/31
(a)(b)
............... 1,750 1,702,268
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (LIBOR USD 3 Month + 3.31%),
6.02%, 04/20/34
(a)(b)
............... 1,950 1,738,471
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(c)
............... EUR 200 155,645
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 4.07%, 04/27/31 .. USD 1,700 1,655,238
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 5.57%, 04/27/31 ... 1,000 891,180
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 4.68%, 04/24/30 ... 500 468,475
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 5.11%, 10/22/31 ... 1,000 918,217
Series 2015-1A, Class CRR, (LIBOR USD 3
Month + 1.90%), 4.66%, 01/22/31 ... 1,000 927,010
Series 2016-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 4.43%, 10/21/31 ... 7,000 6,657,561
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 3.93%, 07/20/30 ... 3,500 3,441,982
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 4.59%, 11/16/30 ... 500 464,617
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 4.14%, 04/18/31 ... 1,000 945,639
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 3.89%, 10/17/31 ... 2,700 2,620,572
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 4.84%, 10/17/31 ... 2,000 1,858,511
Series 2019-5A, Class A2RS, (LIBOR USD
3 Month + 1.75%), 4.26%, 01/15/35 .. 1,200 1,133,930
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 4.07%, 01/16/33 ... 8,500 8,282,376
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 6.69%, 01/16/33 ... 1,150 1,072,044
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 4.58%, 04/25/33 ... 9,000 8,187,177
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 5.51%, 07/15/36 ... 1,500 1,332,538
Series 2021-6A, Class A, (LIBOR USD 3
Month + 1.14%), 3.65%, 10/15/34 ... 600 577,405
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 3.55%, 08/25/36
(a)
.... USD 2,854 $ 2,488,447
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 3.91%, 10/20/30 ... 7,000 6,859,702
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 4.31%, 10/20/30 ... 3,000 2,894,169
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 423 422,974
Series 1997-7, Class M1, 7.03%, 07/15/28 2,019 1,862,809
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.15%,
01/24/34
(a)(c)
.................... EUR 472 362,144
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 1.96%, 07/25/37
(a)(b)
USD 1,302 892,386
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
6.71%, 06/22/34
(a)(c)
............... EUR 100 74,698
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (EURIBOR 3 Month + 3.15%),
4.15%, 12/15/34
(a)(c)
............... 200 159,613
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 3.89%,
10/20/30
(a)(b)
.................... USD 1,000 981,905
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
4.79%, 07/18/30
(a)(b)
............... 2,000 1,849,554
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
4.76%, 07/15/30
(a)(b)
............... 1,000 931,399
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 4.49%,
01/17/32
(a)(b)
.................... 8,000 7,300,014
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 6.49%,
01/16/32
(a)(b)
.................... 1,000 886,879
Dryden CLO Ltd., Series 2020-86A, Class DR,
(LIBOR USD 3 Month + 3.20%), 5.94%,
07/17/34
(a)(b)
.................... 6,000 5,252,798
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
4.56%, 04/15/28
(a)(b)
............... 5,250 4,983,352
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 4.36%, 04/15/29
(a)(b)
......... 6,000 5,619,350
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 6.06%, 08/15/30
(a)(b)
......... 1,500 1,372,904
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 4.66%, 01/15/34 ... 3,500 3,202,580
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 4.71%, 10/15/30 ... 1,000 920,187
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 3.61%, 04/15/31 ... 2,500 2,440,981
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.56%, 10/15/34 ... 3,500 3,155,147
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.61%, 10/15/34 ... 3,000 2,617,065
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 4.83%,
10/25/30
(a)(b)
.................... 3,000 2,752,228

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 4.16%, 10/20/33 ... USD 2,500 $ 2,420,062
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 7.11%, 10/20/33 ... 2,000 1,807,226
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 4.21%, 04/15/33 ... 1,250 1,191,852
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 5.66%, 04/15/33 ... 5,500 5,016,366
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 4.61%,
07/20/34
(a)(b)
.................... 1,500 1,341,031
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 5.81%,
10/20/34
(a)(b)
.................... 2,000 1,813,463
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 5.66%,
10/20/34
(a)(b)
.................... 2,000 1,790,359
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 3.58%, 06/25/36 ... 1,450 1,241,308
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 3.32%, 10/25/36 ... 3,303 2,320,215
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 3.40%, 10/25/36 .. 1,937 1,359,175
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 3.23%, 12/25/36 ... 2,508 2,336,514
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 3.64%, 01/25/36 .. 5,869 5,672,578
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,361,110
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,532,496
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 3.89%, 05/15/30 ... 2,892 2,846,370
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.81%, 05/15/30 ... 1,000 936,770
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 6.77%,
11/20/33
(a)(b)
.................... 1,000 953,827
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 4.59%, 07/19/34 ... 2,000 1,797,921
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 5.64%, 07/19/34 ... 2,500 2,253,679
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,392,785
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
5.31%, 04/20/31
(a)(b)
............... 1,800 1,605,068
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 4.21%,
01/15/31
(a)(b)
.................... 500 459,222
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
3.94%, 05/16/31
(a)(b)
............... 3,000 2,920,944
Generate CLO 2 Ltd., Series 2A, Class AR,
(LIBOR USD 3 Month + 1.15%), 3.91%,
01/22/31
(a)(b)
.................... 7,660 7,491,944
Generate CLO 3 Ltd., Series 3A, Class DR,
(LIBOR USD 3 Month + 3.60%), 6.31%,
10/20/29
(a)(b)
.................... 2,000 1,809,416
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 5.21%,
01/22/35
(a)(b)
.................... USD 1,000 $ 909,802
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.37%), 4.13%,
01/22/33
(a)(b)
.................... 3,000 2,911,011
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 4.46%, 10/20/34 ......... 8,500 7,987,391
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 4.96%, 10/20/34 ......... 3,000 2,694,822
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 6.06%, 10/20/34 ......... 3,000 2,575,741
Series 9A, Class E, (LIBOR USD 3 Month +
6.85%), 9.56%, 10/20/34 ......... 1,000 870,496
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 3.70%,
10/15/30
(a)(b)
.................... 2,250 2,211,712
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 4.51%, 04/20/34
(a)(b)
... 9,500 8,490,186
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 4.01%, 04/20/30
(a)(b)
... 2,000 1,926,568
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.78%, 04/24/31
(a)(b)
... 1,000 917,290
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.76%, 10/20/32 ... 2,000 1,839,031
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.86%, 10/20/32 ... 1,000 881,464
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3 Month CME
Term SOFR + 1.80%), 4.28%, 04/20/35
(a)(b)
800 753,557
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 4.41%, 10/29/29
(a)(b)
........ 900 873,145
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 3.83%, 07/20/31 ... 3,300 3,217,671
Series 2015-10A, Class C1R, (LIBOR USD
3 Month + 2.10%), 4.81%, 07/20/31 .. 1,000 933,804
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 4.66%, 10/20/34 ... 3,000 2,672,854
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 5.71%, 10/20/34 ... 1,000 870,081
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 4.51%, 07/20/34
(a)(b)
......... 4,000 3,817,196
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 5.91%, 07/20/34
(a)(b)
......... 2,500 2,242,126
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 3.96%, 01/25/35
(a)(b)
........ 1,000 961,523
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 4.11%, 12/15/34 .. GBP 100 90,756
Series B2,  (Sterling Overnight Index
Average + 2.20%), 4.39%, 03/15/36
(c)
. 100 83,741

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,965 $ 3,735,409
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
4.81%, 04/15/34
(a)(b)
............... 1,500 1,369,104
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (3 Month CME
Term SOFR + 2.71%), 5.22%, 04/15/33 3,000 2,777,401
Series 2020-3RA, Class CR, (3 Month CME
Term SOFR + 3.61%), 6.12%, 04/15/33 1,000 905,624
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 5.78%,
01/27/31
(a)(b)
.................... 450 403,979
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 5.01%,
01/20/30
(a)(b)
.................... 1,000 948,545
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 3.78%, 12/25/35
(a)
.. 1,025 463,485
Series 2006-4, Class 1A1, 2.98%,
03/25/36
(a)
................... 2,739 2,017,011
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 3.44%, 03/25/36
(a)
.. 3,610 1,318,087
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,357 878,724
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 3.22%, 11/25/36 ... 6,733 3,307,839
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.48%), 3.56%, 08/25/36 ... 1,464 1,211,621
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
4.89%, 07/28/31
(a)(b)
............... 1,000 935,000
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 3.88%, 04/15/33 ... 7,500 7,277,875
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 4.51%, 04/15/33 ... 2,000 1,887,947
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (LIBOR USD 3
Month + 1.20%), 3.71%, 07/15/34 ... 7,000 6,731,286
Series 2021-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 4.36%, 07/15/34 ... 1,250 1,192,503
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
4.23%, 11/30/32
(a)(b)
............... 11,000 10,731,534
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 4.86%,
04/20/34
(a)(b)
.................... 1,750 1,580,564
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 4.58%, 01/30/35 ... 3,500 3,254,639
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 6.28%, 01/30/35 ... 3,000 2,615,762
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 4.06%, 01/20/33 ... 10,000 9,734,238
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 4.91%, 01/20/33 ... 2,500 2,385,169
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(c)
.................... EUR 235 184,926
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.39%,
04/25/34
(a)(c)
.................... 300 223,868
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series
12A-18, Class B, (LIBOR USD 3 Month +
1.85%), 4.59%, 07/18/31
(a)(b)
......... USD 1,000 $ 918,416
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,753 8,388,491
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
4.66%, 07/20/30
(a)(b)
............... 1,000 901,228
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 5.41%, 07/15/34 ... 500 428,929
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 4.28%, 04/20/35 3,125 2,899,747
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.15%), 4.63%, 04/20/35 5,000 4,459,327
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 5.53%, 04/20/35 2,550 2,215,886
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(c)
.................... EUR 300 229,788
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)(c)
.................... 229 183,675
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(c)
.................... 200 156,048
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
4.09%, 01/17/38
(a)(b)
............... USD 2,783 2,758,181
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 3.88%, 07/25/36
(a)
......... 2,975 2,549,646
KKR CLO 18 Ltd., Series 18, Class CR, (LIBOR
USD 3 Month + 2.10%), 4.84%, 07/18/30
(a)(b)
8,050 7,580,233
KKR CLO 22 Ltd., Series 22A, Class D, (LIBOR
USD 3 Month + 3.10%), 5.81%, 07/20/31
(a)(b)
1,200 1,080,111
KKR CLO 23 Ltd., Series 23, Class D, (LIBOR
USD 3 Month + 3.10%), 5.81%, 10/20/31
(a)(b)
1,300 1,168,112
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3 Month CME Term
SOFR + 1.85%), 4.18%, 10/15/32 ... 4,250 3,979,999
Series 27A, Class CR, (3 Month CME Term
SOFR + 2.25%), 4.58%, 10/15/32 ... 1,450 1,330,932
KKR CLO 30 Ltd., Series 30A, Class ER,
(LIBOR USD 3 Month + 6.40%), 9.14%,
10/17/31
(a)(b)
.................... 2,000 1,722,192
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 4.41%, 10/20/34
(a)(b)
3,657 3,425,012
KKR CLO 41 Ltd., Series 2022-41A, Class
D, (3 Month CME Term SOFR + 3.25%),
4.74%, 04/15/35
(a)(b)
............... 5,250 4,605,512
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 4.36%, 07/20/30
(a)(b)
350 332,634
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 3.60%, 08/25/45 ... 1,817 1,741,165
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 3.38%, 05/25/36 ... 22,361 13,181,663
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 3.38%, 07/25/36 ... 5,912 2,443,685
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.31%), 3.39%, 08/25/36 ... 6,686 3,554,890
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 3.68%, 01/25/36 .. 1,489 1,357,780

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 6.11%,
01/15/33
(a)(b)
.................... USD 2,250 $ 2,001,519
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.67%, 07/27/30 ... 4,080 3,712,195
Series 2016-20A, Class DR, (LIBOR USD 3
Month + 3.00%), 5.77%, 07/27/30 ... 1,315 1,156,180
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 4.94%, 10/18/30
(a)(b)
......... 5,450 5,079,141
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 4.01%, 07/29/30
(a)(b)
......... 3,500 3,458,277
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (LIBOR USD 3
Month + 1.80%), 4.51%, 04/20/30 ... 1,600 1,454,413
Series 2018-27A, Class C, (LIBOR USD 3
Month + 2.60%), 5.31%, 04/20/30 ... 1,000 882,355
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 4.93%, 01/23/31 ... 600 546,746
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 5.78%, 01/23/31 ... 750 672,141
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 4.13%, 10/15/32 6,000 5,708,013
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 4.53%, 10/15/32 4,750 4,329,967
Series 2019-33A, Class DR, (3 Month CME
Term SOFR + 3.10%), 5.43%, 10/15/32 2,000 1,792,720
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
4.24%, 12/18/30
(a)(b)
............... 1,500 1,391,205
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(c)
.................... EUR 100 78,744
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 3.60%, 06/25/36
(a)(b)
........ USD 2,126 1,910,311
MF1 Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.08%), 4.07%, 10/16/36
(a)(b)
3,050 2,920,375
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 4.26%, 10/20/30 ... 5,862 5,553,579
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.61%, 10/20/30 ... 2,000 1,855,529
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
. 612 155,950
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD
3 Month + 2.15%), 4.88%, 10/21/30 .. 1,500 1,380,424
Series 2014-18A, Class CR2, (LIBOR USD
3 Month + 3.00%), 5.73%, 10/21/30 .. 1,250 1,096,491
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (LIBOR USD 3 Month +
6.50%), 9.01%, 07/15/34
(a)(b)
......... 2,600 2,208,635
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 6.01%, 04/20/34
(a)(b)
......... 1,000 892,970
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.39%, 10/17/30 ... 800 758,778
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 4.94%, 10/17/30 ... 1,000 927,251
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 4.49%, 10/18/30 ... USD 2,000 $ 1,826,678
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 5.39%, 10/18/30 ... 3,250 2,937,325
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 5.84%, 10/19/31
(a)(b)
... 500 439,838
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (LIBOR USD 3
Month + 1.34%), 4.08%, 01/19/33
(a)(b)
... 8,450 8,218,848
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 4.51%, 07/20/31
(a)(b)
... 1,563 1,441,035
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 4.49%, 04/16/33
(a)(b)
... 1,000 911,220
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (LIBOR USD 3
Month + 1.13%), 3.61%, 10/14/35
(a)(b)
... 10,250 9,790,311
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 5.11%, 01/15/30
(a)(b)
... 1,000 893,190
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(c)
... EUR 188 142,738
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 3,751,475
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
3.87%, 12/21/29
(a)(b)
............... 4,627 4,550,223
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(c)
......... EUR 100 75,575
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.19%, 07/22/34
(a)(c)
......... 200 154,480
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
7.21%, 03/15/34
(a)(c)
............... 200 152,653
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 3
Month + 1.12%), 3.83%, 10/20/34 ... USD 4,418 4,250,996
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.95%), 4.66%, 10/20/34 ... 2,500 2,229,346
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
521 496,468
Series 1999-C, Class A2, 7.48%, 08/15/27 2,749 2,333,776
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
330 178,584
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
14 13,620
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 5.67%, 04/26/31 ... 3,100 2,665,258
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 4.00%, 10/17/30 ... 10,800 10,635,439
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 4.46%, 10/17/30 ... 7,500 7,196,669
Series 2015-10A, Class CR2, (LIBOR USD
3 Month + 2.05%), 4.82%, 01/26/34 .. 3,700 3,357,741
Series 2015-10A, Class DR2, (LIBOR USD
3 Month + 2.95%), 5.72%, 01/26/34 .. 2,000 1,736,863
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 4.04%, 10/26/30 .. 1,000 981,198

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 4.41%, 07/20/31 ... USD 1,000 $ 941,647
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 4.28%, 04/10/33 ... 2,500 2,277,010
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.71%, 07/20/32 ... 6,000 5,463,939
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.81%, 07/20/32 ... 1,500 1,291,560
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 4.81%, 10/20/34 ... 7,500 6,715,430
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.86%, 10/20/34 ... 1,000 863,532
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 4.76%, 12/02/34 ... 4,500 4,013,382
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 5.81%, 12/02/34 ... 1,250 1,093,603
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 298 238,390
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 200 138,864
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.07%, 04/20/33 ... 400 310,510
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 6.47%, 04/20/35 ... 500 384,593
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 4.11%, 07/15/30 ... USD 6,000 5,623,314
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.80%), 4.31%, 07/15/30 ... 2,250 2,030,007
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.85%), 5.36%, 07/15/30 ... 1,250 1,078,231
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 4.61%, 07/15/30
(a)(b)
......... 1,500 1,375,771
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 5.03%, 10/24/30
(a)(b)
........ 4,000 3,629,512
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 5.88%, 01/24/33
(a)(b)
......... 1,532 1,336,637
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 4.11%, 01/20/30
(a)(b)
......... 2,000 1,895,351
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 5.31%, 01/20/31
(a)(b)
......... 1,000 868,886
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 4.86%, 01/20/35 ... 3,000 2,687,302
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 6.06%, 01/20/35 ... 3,000 2,603,851
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 4.21%, 10/15/33 ... 8,500 8,012,288
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 4.66%, 10/15/33 ... 3,800 3,435,499
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 5.71%, 10/15/33 ... 4,250 3,753,606
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 4.14%, 11/18/31 ... 13,212 12,830,399
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 4.66%, 11/18/31 ... 1,500 1,406,753
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 5.16%, 11/18/31 ... USD 1,000 $ 901,851
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3 Month CME Term SOFR +
3.60%), 4.70%, 07/19/33
(a)(b)
......... 1,000 915,023
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.20%), 4.93%, 04/21/34 ... 1,500 1,365,767
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.30%), 6.03%, 04/21/34 ... 1,000 907,391
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
5.86%, 07/20/34
(a)(b)
............... 1,000 907,274
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 5.88%, 02/20/34
(a)(b)
......... 5,970 5,436,370
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
5.66%, 01/20/32
(a)(b)
............... 400 356,503
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 4.23%, 01/21/30 ... 1,000 953,376
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 4.53%, 01/21/30 ... 1,500 1,382,083
OHA Credit Partners XVI, Series 2021-16A,
Class A, (LIBOR USD 3 Month + 1.15%),
3.89%, 10/18/34
(a)(b)
............... 13,500 13,027,307
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (LIBOR USD 3
Month + 3.20%), 5.94%, 01/19/37 ... 4,750 4,122,800
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.95%), 4.66%, 01/20/33 ... 2,250 2,050,537
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 4.59%, 10/17/31 ... 2,950 2,710,367
Series 2014-1A, Class A2R2, (LIBOR USD 3
Month + 1.45%), 4.19%, 01/17/31 ... 6,650 6,315,914
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 5.39%, 01/17/31 ... 2,100 1,869,894
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 5.83%, 05/21/34 ... 4,100 3,625,508
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 3.81%, 07/20/30 ... 8,000 7,855,896
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 5.46%, 07/20/30 ... 1,400 1,257,621
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 4.19%, 04/18/31 ... 10,000 9,488,558
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 4.49%, 04/18/31 ... 2,000 1,842,171
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 4.39%, 07/16/31 ... 1,000 949,164
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 4.06%, 11/14/34 ... 7,000 6,689,297
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 4.61%, 11/14/34 ... 7,000 6,614,331
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 4.91%, 11/14/34 ... 2,500 2,238,457
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 5.96%, 11/14/34 ... 3,750 3,338,066
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 4.86%, 11/15/31 ... 2,000 1,843,911
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 5.86%, 11/15/31 ... 1,500 1,336,043
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 4.41%, 04/20/34 ... 7,000 6,213,640

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 4.31%, 07/15/34 ... USD 2,000 $ 1,785,361
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 5.41%, 07/15/34 ... 4,000 3,561,009
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 4.16%, 01/15/35 ... 7,000 6,624,333
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 4.46%, 01/15/35 ... 5,000 4,471,593
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 5.46%, 01/15/35 ... 2,000 1,797,804
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 4.16%, 10/15/34 ... 7,250 6,815,798
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 4.46%, 10/15/34 ... 4,850 4,336,198
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 5.46%, 10/15/34 ... 6,000 5,335,757
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.27%, 04/20/35 1,000 948,126
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 3,500 3,134,144
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 3,250 2,956,326
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 4.76%, 08/23/31 ... 2,600 2,423,275
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 4.31%, 10/20/31 ... 4,700 4,337,801
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 6.76%, 05/15/32 ... 2,500 2,186,025
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 4.76%, 07/15/34 ... 6,000 5,440,472
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 4.49%, 10/18/34 ... 5,000 4,630,806
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 4.99%, 10/18/34 ... 2,350 2,119,804
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 4.66%,
05/18/34
(a)(b)
.................... 1,000 943,051
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 4.46%,
07/20/34
(a)(b)
.................... 2,000 1,886,390
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 4.52%,
10/27/34
(a)(b)
.................... 7,000 6,581,538
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 4.26%, 10/15/34 ... 10,000 9,435,971
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 4.71%, 10/15/34 ... 3,500 3,163,764
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 5.81%, 10/15/34 ... 1,200 1,063,409
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 3.91%, 04/20/35 1,750 1,517,970
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (LIBOR USD 3
Month + 1.19%), 3.93%, 10/18/34 ... 6,000 5,726,367
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.39%, 10/18/34 ... 3,000 2,803,804
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 4.84%, 10/18/34 ... 1,250 1,122,032
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,861,171
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... USD 12,500 $ 11,796,415
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,052,522
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,217,547
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,500 6,997,497
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 6,000 4,795,441
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,228,973
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,280,777
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,882,609
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(c)
.................... EUR 300 233,631
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(c)
.................... 171 126,295
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 4.53%, 04/23/34 ... USD 3,750 3,327,322
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 5.53%, 04/23/34 ... 2,000 1,707,436
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 4.83%, 10/30/34 ... 1,375 1,232,581
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 5.83%, 10/30/34 ... 3,375 2,885,153
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 4.51%, 01/15/35 ... 3,500 3,112,719
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 5.51%, 01/15/35 ... 1,000 846,054
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 4.36%, 01/20/34 ... 7,000 6,634,016
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 4.76%, 01/20/34 ... 1,650 1,503,175
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 01/20/34 ... 2,900 2,606,668
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 3.59%, 10/15/31 ... 5,375 5,212,311
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 4.01%, 10/15/31 ... 5,000 4,688,504
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 3.99%, 04/15/32 ... 15,500 15,212,974
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 4.06%, 04/15/32 ... 4,000 3,738,655
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 4.48%, 07/24/32 ... 3,000 2,796,360
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.93%, 07/24/32 ... 3,500 3,106,053
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 3.91%,
01/15/34
(a)(b)
.................... 1,250 1,203,421
Regata XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 3.61%, 10/15/32 ... 10,000 9,645,292

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.61%, 10/15/32 ... USD 1,000 $ 889,473
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
6.21%, 01/15/29
(a)(b)
............... 4,500 4,103,236
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 4.54%, 04/17/30 ... 10,000 9,560,795
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 5.19%, 04/17/30 ... 1,000 950,514
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
4.86%, 04/20/34
(a)(b)
............... 1,000 917,325
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 5.58%, 06/20/34 ... 750 678,504
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 6.58%, 06/20/34 ... 2,000 1,781,505
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
3.99%, 10/17/30
(a)(b)
............... 3,500 3,443,523
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 4.54%,
01/17/31
(a)(b)
.................... 1,500 1,381,207
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
4.61%, 07/15/31
(a)(b)
............... 1,250 1,160,655
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
6.08%, 10/25/31
(a)(b)
............... 1,000 890,399
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 4.56%, 01/15/33 ... 6,700 6,403,815
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 6.41%, 01/15/33 ... 1,000 912,320
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
5.06%, 10/15/33
(a)(b)
............... 500 462,234
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 4.76%, 01/20/35 ... 3,000 2,696,622
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 01/20/35 ... 2,000 1,806,595
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 4.54%, 01/18/34 ... 1,000 891,246
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 5.99%, 01/18/34 ... 1,250 1,104,883
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(c)
.................... EUR 357 275,239
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 4.36%, 04/20/34 .. USD 3,500 3,263,469
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 4.51%, 10/20/30 ... 2,300 2,135,516
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 4.70%, 05/20/31 ... 1,000 940,807
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 3.87%, 10/20/31 ... 3,500 3,397,705
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 4.51%, 10/20/31 ... 1,125 1,054,744
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 4.91%, 10/20/31 ... 700 650,844
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 5.81%, 10/20/31 ... USD 1,600 $ 1,392,669
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.81%, 04/20/34 ... 1,500 1,277,769
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.98%, 08/20/32 ... 5,500 5,051,501
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 5.88%, 08/20/32 ... 3,500 3,035,405
Series 2020-1A, Class A, (LIBOR USD 3
Month + 1.28%), 3.99%, 01/20/32 ... 10,000 9,781,113
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 4.81%, 07/20/34 ... 2,000 1,790,732
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 5.96%, 07/20/34 ... 1,250 1,093,560
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 4.86%, 10/20/34 ... 3,000 2,699,428
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 6.01%, 04/20/34
(a)(c)
......... EUR 300 231,461
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 4.76%, 10/15/31
(a)(b)
USD 1,250 1,169,303
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class BR3, (LIBOR USD 3 Month + 1.80%),
4.54%, 04/17/34
(a)(b)
............... 630 589,487
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
4.61%, 04/20/29
(a)(b)
............... 2,000 1,882,327
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 4.92%, 10/26/34 ... 5,000 4,425,950
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 5.97%, 10/26/34 ... 2,300 1,913,787
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 4.28%, 04/30/32 ... 5,000 4,901,836
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 4.78%, 04/30/32 ... 5,000 4,819,119
Signal Peak CLO 9 Ltd.
(a)(b)
Series 2021-9A, Class B, (LIBOR USD 3
Month + 1.70%), 4.43%, 07/21/34 ... 9,500 8,898,110
Series 2021-9A, Class C, (LIBOR USD 3
Month + 2.05%), 4.78%, 07/21/34 ... 2,000 1,817,066
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 4.41%, 07/20/34 ... 3,000 2,830,171
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 4.71%, 07/20/34 ... 1,000 898,780
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 5.71%, 07/20/34 ... 4,000 3,466,216
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
3.95%, 01/20/34
(a)(b)
............... 8,500 8,183,367
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (LIBOR USD 3 Month + 2.90%),
5.61%, 04/20/34
(a)(b)
............... 1,045 902,533
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
3.95%, 10/26/31
(a)(b)
............... 6,600 6,411,940
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 4.76%,
07/15/34
(a)(b)
.................... 2,250 2,034,157
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
4.48%, 04/25/34
(a)(b)
............... 3,350 3,128,306

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
4.06%, 01/25/32
(a)(b)
............... USD 1,500 $ 1,466,006
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3 Month CME Term SOFR +
1.90%), 4.44%, 04/25/35
(a)(b)
......... 5,200 4,815,962
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.99%, 07/25/35
(a)(c)
............... EUR 300 224,680
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class A1R, (LIBOR USD 3
Month + 1.06%), 3.77%, 07/20/32 ... USD 2,000 1,930,738
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 4.66%, 07/20/32 ... 2,550 2,327,589
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 8.96%, 07/20/32 ... 1,000 839,928
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 5.11%,
01/15/30
(a)(b)
.................... 1,700 1,466,029
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 3.40%, 10/25/36 ... 5,575 4,134,820
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 3.31%, 01/25/37
(b)
. 1,480 973,425
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
6.49%, 01/16/32
(a)(b)
............... 2,750 2,458,093
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (LIBOR USD 3 Month + 1.70%),
4.44%, 04/18/33
(a)(b)
............... 1,250 1,186,360
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 4.66%,
04/20/34
(a)(b)
.................... 830 746,370
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 4.79%, 11/18/30 ... 1,250 1,157,785
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 4.56%, 01/29/32 ... 4,000 3,659,571
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 5.56%, 01/29/32 ... 2,000 1,816,926
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 4.76%, 04/20/34 ... 3,500 3,152,355
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 6.11%, 04/20/34 ... 2,250 1,923,465
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 4.61%, 03/18/34 ... 1,000 891,148
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 4.88%, 07/25/34 ... 2,500 2,238,599
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 6.03%, 07/25/34 ... 5,000 4,323,184
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 4.31%, 01/20/31 ... 1,000 959,395
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 5.61%, 01/20/31 ... 1,000 910,411
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 5.89%,
07/17/31
(a)(b)
.................... 2,500 2,299,723
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 4.01%, 01/15/34 ... 2,000 1,893,996
Series 2016-6A, Class CR2, (LIBOR USD 3
Month + 1.90%), 4.41%, 01/15/34 ... 1,650 1,483,052
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 4.21%, 04/15/33 ... USD 2,000 $ 1,903,923
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 4.66%, 04/15/33 ... 6,500 5,986,703
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 5.71%, 04/15/33 ... 4,000 3,615,646
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 3.89%, 10/20/31 ... 8,545 8,271,499
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 10/20/31 ... 1,100 1,011,215
Series 2018-11A, Class E, (LIBOR USD 3
Month + 6.00%), 8.71%, 10/20/31 ... 1,000 869,991
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 4.61%, 07/15/34 ... 13,450 12,142,117
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 5.81%, 07/15/34 ... 1,500 1,334,441
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (LIBOR USD 3 Month + 3.15%), 5.66%,
04/15/34
(a)(b)
.................... 2,000 1,789,730
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 4.91%,
10/20/32
(a)(b)
.................... 3,250 3,000,926
Trestles CLO III Ltd., Series 2020-3A, Class
C, (LIBOR USD 3 Month + 2.25%), 4.96%,
01/20/33
(a)(b)
.................... 1,450 1,332,696
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,305,529
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 827,694
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,709,013
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,018,916
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,609,092
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 5.61%,
04/20/31
(a)(b)
.................... 1,500 1,306,648
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3 Month CME
Term SOFR + 2.16%), 4.64%, 04/18/31 1,000 916,303
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 4.57%, 07/14/31 ... 500 455,078
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 3.93%, 10/18/31 ... 500 486,791
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(c)
.................... EUR 390 300,922
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 3.24%,
10/25/36
(a)
..................... USD 12,437 9,887,826
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
4.06%, 07/20/30
(a)(b)
............... 3,800 3,679,355
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (LIBOR USD 3 Month + 1.60%), 4.11%,
07/15/34
(a)(b)
.................... 7,000 6,591,537

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
5.61%, 01/20/35
(a)(b)
............... USD 2,500 $ 2,138,152
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 4.48%, 07/24/32 .. 10,415 9,848,972
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 4.83%, 07/24/32 ... 5,000 4,567,299
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 4.41%,
10/22/29
(a)(b)
.................... 2,100 2,028,584
Total Asset-Backed Securities — 12.1%
(Cost: $1,776,225,612) ........................... 1,635,960,913
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 49,040 4,227,267
BAE Systems plc ................... 401,286 3,525,869
L3Harris Technologies, Inc. ............ 38,470 7,995,220
Lockheed Martin Corp. ............... 4,979 1,923,338
MTU Aero Engines AG ............... 19,341 2,890,601
Raytheon Technologies Corp. .......... 60,190 4,927,153
25,489,448
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ...... 280,373 603,830
CJ Logistics Corp.
(e)
................. 2,959 185,622
DSV A/S ......................... 22,540 2,640,505
FedEx Corp. ...................... 15,318 2,274,263
Hyundai Glovis Co. Ltd. .............. 8,031 903,876
United Parcel Service, Inc., Class B ...... 77,478 12,515,796
ZTO Express Cayman, Inc., ADR ........ 13,289 319,335
19,443,227
Airlines — 0.1%
(e)
Copa Holdings SA
(f)
................. 142,793 9,568,559
InterGlobe Aviation Ltd.
(b)(c)
............ 416,524 9,448,934
19,017,493
Auto Components — 0.0%
Hyundai Mobis Co. Ltd. ............... 1,203 158,800
Lear Corp. ....................... 36,508 4,369,643
4,528,443
Automobiles — 0.1%
BYD Co. Ltd., Class A ................ 61,900 2,180,711
Dongfeng Motor Group Co. Ltd., Class H ... 612,000 327,151
General Motors Co. ................. 211,572 6,789,345
Maruti Suzuki India Ltd. .............. 64,458 6,958,026
16,255,233
Banks — 1.8%
Absa Group Ltd. ................... 655,479 6,367,311
Abu Dhabi Commercial Bank PJSC ...... 4,256,171 10,439,745
Abu Dhabi Islamic Bank PJSC .......... 184,545 454,129
Al Rajhi Bank
(e)
.................... 335,995 7,193,049
AMMB Holdings Bhd. ................ 236,100 197,633
Axis Bank Ltd. ..................... 1,197,032 10,703,191
Bandhan Bank Ltd.
(b)(c)(e)
.............. 2,168,383 7,050,310
Bank Central Asia Tbk. PT ............. 1,121,000 625,786
Bank of China Ltd., Class H ............ 43,743,000 14,286,260
Bank of Communications Co. Ltd., Class H . 1,410,000 743,319
Bank of Hangzhou Co. Ltd., Class A ...... 732,200 1,457,221
Security
Shares
Shares Value
Banks (continued)
Bank Rakyat Indonesia Persero Tbk. PT ... 47,654,513 $ 13,947,173
BNP Paribas SA ................... 137,422 5,804,603
Boubyan Bank KSCP ................ 83,890 207,052
Capitec Bank Holdings Ltd. ............ 3,568 305,686
Chang Hwa Commercial Bank Ltd. ....... 795,768 428,681
China Construction Bank Corp., Class H ... 1,644,000 948,920
CIMB Group Holdings Bhd. ............ 854,900 942,613
Citigroup, Inc. ..................... 242,022 10,085,057
Citizens Financial Group, Inc. .......... 415,862 14,289,018
Comerica, Inc. ..................... 24,925 1,772,168
Commercial Bank PSQC (The) .......... 171,546 327,405
Commercial International Bank Egypt SAE .. 2,122,546 2,725,125
DBS Group Holdings Ltd. ............. 384,300 8,890,154
Dubai Islamic Bank PJSC ............. 496,642 805,722
E.Sun Financial Holding Co. Ltd. ........ 592,000 479,007
Emirates NBD Bank PJSC ............. 180,519 631,220
First Abu Dhabi Bank PJSC ............ 135,189 655,730
First Citizens BancShares, Inc., Class A .... 8,348 6,656,946
First Financial Holding Co. Ltd. .......... 1,193,786 974,547
Grupo Financiero Banorte SAB de CV, Class O 2,224,789 14,256,015
Gulf Bank KSCP ................... 587,772 568,646
Hana Financial Group, Inc. ............ 335,020 8,226,412
Hong Leong Bank Bhd. ............... 80,000 353,101
Hong Leong Financial Group Bhd. ....... 18,200 72,199
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 17,817,000 8,358,064
KB Financial Group, Inc. .............. 198,808 6,003,711
KBC Group NV .................... 82,840 3,931,088
Kotak Mahindra Bank Ltd. ............. 97,774 2,170,044
Kuwait Finance House KSCP ........... 698,250 1,893,820
M&T Bank Corp. ................... 108,008 19,043,971
Malayan Banking Bhd. ............... 575,500 1,062,879
Masraf Al Rayan QSC ................ 791,469 882,396
National Bank of Kuwait SAKP .......... 376,181 1,185,177
Nordea Bank Abp .................. 697,967 5,973,361
OTP Bank Nyrt. .................... 72,583 1,324,137
Postal Savings Bank of China Co. Ltd., Class
H
(b)(c)
......................... 2,863,000 1,682,771
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 1,135,728 4,961,348
Public Bank Bhd. ................... 1,293,500 1,177,235
Qatar International Islamic Bank QSC ..... 93,964 277,429
Qatar Islamic Bank SAQ .............. 139,070 930,596
Qatar National Bank QPSC ............ 310,693 1,676,375
RHB Bank Bhd. .................... 291,600 348,408
Sberbank of Russia PJSC
(e)(g)
........... 877,548 146
Shanghai Commercial & Savings Bank Ltd.
(The) ......................... 298,000 460,047
Standard Chartered plc ............... 1,336,999 8,362,335
Taiwan Business Bank ............... 651,000 257,214
Taiwan Cooperative Financial Holding Co. Ltd. 981,000 807,690
TCS Group Holding plc, GDR
(c)(e)(g)
....... 78,717 787
Wells Fargo & Co. .................. 292,849 11,778,387
238,420,570
Beverages — 0.3%
Ambev SA ....................... 563,262 1,623,685
Anhui Gujing Distillery Co. Ltd., Class A .... 4,700 178,763
Carlsberg A/S, Class B ............... 26,035 3,044,442
Coca-Cola Femsa SAB de CV .......... 47,902 279,142
Coca-Cola Femsa SAB de CV, ADR ...... 8,514 497,132
Diageo plc ....................... 350,384 14,748,899
Fomento Economico Mexicano SAB de CV . 714,223 4,479,786
Fomento Economico Mexicano SAB de CV,
ADR ......................... 68,477 4,296,932
Kweichow Moutai Co. Ltd., Class A ....... 49,900 13,043,899

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Beverages (continued)
United Spirits Ltd.
(e)
................. 16,361 $ 168,493
42,361,173
Biotechnology — 0.1%
3SBio, Inc.
(b)(c)
..................... 552,000 391,073
AbbVie, Inc. ...................... 122,523 16,443,812
BGI Genomics Co. Ltd., Class A ......... 202,000 1,503,794
Biocon Ltd. ....................... 208,557 742,804
Green Cross Corp. .................. 3,529 302,376
19,383,859
Building Products — 0.0%
Cie de Saint-Gobain ................. 64,254 2,297,441
Capital Markets — 0.3%
B3 SA - Brasil Bolsa Balcao ............ 6,665,541 16,248,828
Intercontinental Exchange, Inc. ......... 180,161 16,277,546
Invesco Ltd. ...................... 160,062 2,192,850
34,719,224
Chemicals — 0.3%
Air Liquide SA ..................... 88,137 10,073,981
Asian Paints Ltd. ................... 51,958 2,124,128
Hansol Chemical Co. Ltd. ............. 44,546 5,207,112
International Flavors & Fragrances, Inc. .... 61,166 5,555,708
Linde plc ........................ 8,736 2,365,120
Mesaieed Petrochemical Holding Co. ..... 70,782 44,902
Orbia Advance Corp. SAB de CV ........ 20,053 33,754
PPG Industries, Inc. ................. 37,873 4,192,162
Saudi Basic Industries Corp. ........... 97,346 2,278,078
Sika AG (Registered) ................ 10,244 2,058,960
Yanbu National Petrochemical Co. ....... 22,092 269,116
34,203,021
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(e)(g)
............. 24,388 2,975
S-1 Corp. ........................ 2,822 113,668
116,643
Communications Equipment — 0.1%
Accton Technology Corp. ............. 1,043,300 8,898,827
Arcadyan Technology Corp. ............ 171,000 510,443
Cisco Systems, Inc. ................. 164,396 6,575,840
Telefonaktiebolaget LM Ericsson, ADR .... 119,573 686,349
Wistron NeWeb Corp. ................ 220,000 562,472
Yealink Network Technology Corp. Ltd., Class A 143,004 1,260,124
ZTE Corp., Class A ................. 21,500 64,327
18,558,382
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
.......... 165,884 74,648
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd., Class H .... 1,995,000 6,305,747
Consumer Finance — 0.2%
Capital One Financial Corp. ............ 28,341 2,612,190
Kaspi.KZ JSC, GDR
(c)
................ 155,956 8,961,019
Krungthai Card PCL, NVDR ............ 120,400 182,616
Synchrony Financial ................. 453,275 12,777,822
24,533,647
Containers & Packaging — 0.0%
Sealed Air Corp. ................... 153,838 6,847,329
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 126,776 5,895,084
Equitable Holdings, Inc. .............. 150,292 3,960,194
Housing Development Finance Corp. Ltd. .. 297,524 8,300,780
Security
Shares
Shares Value
Diversified Financial Services (continued)
Metro Pacific Investments Corp. ......... 1,157,000 $ 65,696
18,221,754
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 280,468 4,302,379
Cellnex Telecom SA
(b)(c)
............... 984,927 30,381,639
Chunghwa Telecom Co. Ltd. ........... 619,000 2,215,486
Hellenic Telecommunications Organization SA 592,051 8,596,935
Koninklijke KPN NV ................. 3,651,092 9,881,192
LG Uplus Corp. .................... 71,655 535,821
Ooredoo QPSC .................... 121,899 294,507
Saudi Telecom Co. .................. 969,385 10,091,661
Telefonica Brasil SA ................. 7,310 54,815
Telefonica Brasil SA, ADR ............. 27,131 204,025
Telekom Malaysia Bhd. ............... 220,400 259,272
Telkom Indonesia Persero Tbk. PT ....... 6,308,600 1,838,616
Telkom Indonesia Persero Tbk. PT, ADR ... 15,690 452,657
TELUS Corp. ..................... 804,320 15,971,693
Verizon Communications, Inc. .......... 125,720 4,773,588
89,854,286
Electric Utilities — 1.1%
American Electric Power Co., Inc. ........ 189,014 16,340,260
Cia Energetica de Minas Gerais, ADR ..... 317,280 640,906
CLP Holdings Ltd. .................. 895,000 6,764,175
Constellation Energy Corp. ............ 32,257 2,683,460
Duke Energy Corp. ................. 221,793 20,631,185
Edison International ................. 98,783 5,589,142
EDP - Energias de Portugal SA ......... 5,658,146 24,556,430
Enel SpA ........................ 1,201,985 4,929,612
Entergy Corp. ..................... 97,902 9,851,878
Eversource Energy ................. 97,789 7,623,631
Exelon Corp. ...................... 157,904 5,915,084
Manila Electric Co. .................. 17,180 76,935
NextEra Energy, Inc. ................ 329,037 25,799,791
Saudi Electricity Co. ................. 14,895 96,428
Southern Co. (The) ................. 139,367 9,476,956
Tenaga Nasional Bhd. ............... 280,300 485,955
Terna - Rete Elettrica Nazionale ......... 639,751 3,896,422
Xcel Energy, Inc. ................... 61,360 3,927,040
149,285,290
Electrical Equipment — 0.1%
Schneider Electric SE ................ 146,624 16,561,295
Electronic Equipment, Instruments & Components — 0.2%
Delta Electronics, Inc. ................ 286,000 2,271,734
Hon Hai Precision Industry Co. Ltd. ....... 718,000 2,299,120
Largan Precision Co. Ltd. ............. 17,000 891,156
Primax Electronics Ltd. ............... 191,000 381,616
Samsung SDI Co. Ltd. ............... 19,841 7,463,064
Taiwan Union Technology Corp. ......... 134,000 187,830
TE Connectivity Ltd. ................. 137,058 15,125,721
28,620,241
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................. 441,111 9,245,687
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc. ...... 142,378 19,959,972
American Tower Corp. ............... 169,998 36,498,571
Assura plc ....................... 39,288,766 23,513,179
Boston Properties, Inc. ............... 193,370 14,496,949
Community Healthcare Trust, Inc. ........ 191,717 6,278,732
Covivio ......................... 192,567 9,276,652
Cromwell European REIT
(c)
............ 5,206,020 9,132,866
Crown Castle, Inc. .................. 116,526 16,843,833

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust, Inc. .............. 141,676 $ 14,051,426
EPR Properties .................... 367,229 13,168,832
Equinix, Inc. ...................... 25,136 14,298,362
ESR Kendall Square REIT Co. Ltd. ....... 3,324,248 11,679,860
Goodman Group ................... 1,493,656 15,096,103
LondonMetric Property plc ............. 4,547,582 8,860,417
LXI REIT plc
(c)
..................... 6,313,068 8,715,304
Omega Healthcare Investors, Inc. ........ 385,720 11,374,883
Outfront Media, Inc. ................. 1,138,735 17,297,385
Physicians Realty Trust ............... 1,207,529 18,161,236
Prologis, Inc. ...................... 255,198 25,928,117
Rexford Industrial Realty, Inc. .......... 316,225 16,443,700
SBA Communications Corp. ........... 38,434 10,940,238
SL Green Realty Corp. ............... 362,274 14,548,924
Spirit Realty Capital, Inc. .............. 477,513 17,266,870
Sun Communities, Inc. ............... 150,167 20,322,100
Target Healthcare REIT plc ............ 11,305,938 11,550,635
UDR, Inc. ........................ 638,846 26,646,267
VICI Properties, Inc. ................. 838,440 25,027,434
Warehouses De Pauw CVA ............ 491,606 12,074,143
Welltower, Inc. ..................... 292,498 18,813,471
468,266,461
Food & Staples Retailing — 0.3%
Al-Dawaa Medical Services Co. ......... 74,237 1,561,264
BGF retail Co. Ltd. .................. 2,727 313,775
BIM Birlesik Magazalar A/S ............ 106,470 666,211
President Chain Store Corp. ........... 103,000 913,904
Sendas Distribuidora SA .............. 2,881,722 9,375,406
Shoprite Holdings Ltd. ............... 86,104 1,027,972
Wal-Mart de Mexico SAB de CV ......... 6,091,438 21,393,153
Walmart, Inc. ...................... 14,360 1,862,492
X5 Retail Group NV, GDR
(c)(g)
........... 207,497 2,075
37,116,252
Food Products — 0.2%
Almarai Co. JSC ................... 34,567 486,406
AVI Ltd. ......................... 60,793 244,516
China Mengniu Dairy Co. Ltd.
(e)
......... 2,775,000 10,969,867
Dali Foods Group Co. Ltd.
(b)(c)
........... 72,000 31,006
Danone SA ....................... 45,544 2,153,563
Grupo Bimbo SAB de CV ............. 20,895 73,425
IOI Corp. Bhd. ..................... 236,900 191,987
Kraft Heinz Co. (The) ................ 135,307 4,512,488
Mondelez International, Inc., Class A ...... 30,534 1,674,179
Nestle India Ltd. ................... 4,101 961,876
Nestle Malaysia Bhd. ................ 4,500 126,644
Nestle SA (Registered) ............... 61,022 6,599,976
PPB Group Bhd. ................... 35,500 123,259
Savola Group (The) ................. 11,683 87,463
Thai Union Group PCL, NVDR .......... 2,336,300 1,155,520
Uni-President Enterprises Corp. ......... 404,000 854,376
Universal Robina Corp. ............... 71,990 139,715
Want Want China Holdings Ltd. ......... 604,000 394,452
30,780,718
Gas Utilities — 0.2%
Beijing Enterprises Holdings Ltd. ........ 111,000 311,084
ENN Energy Holdings Ltd. ............. 959,200 12,789,188
GAIL India Ltd. .................... 158,823 168,793
Kunlun Energy Co. Ltd. ............... 13,274,000 9,553,635
Petronas Gas Bhd. .................. 44,200 156,708
Samchully Co. Ltd. .................. 1,187 221,935
Southwest Gas Holdings, Inc. .......... 44,350 3,093,412
Tokyo Gas Co. Ltd. ................. 218,800 3,693,578
29,988,333
Security
Shares
Shares Value
Health Care Equipment & Supplies — 0.3%
Dentsply Sirona, Inc. ................ 35,255 $ 999,479
Koninklijke Philips NV ................ 177,160 2,727,644
Medtronic plc ..................... 276,534 22,330,121
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 158,400 6,617,781
Zimmer Biomet Holdings, Inc. .......... 55,016 5,751,923
38,426,948
Health Care Providers & Services — 0.5%
Bangkok Dusit Medical Services PCL, NVDR 2,895,100 2,256,939
Bumrungrad Hospital PCL, NVDR ....... 382,600 2,294,026
Cardinal Health, Inc. ................. 84,787 5,653,597
Cigna Corp. ...................... 18,231 5,058,556
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 13,620 749,818
Elevance Health, Inc. ................ 9,500 4,315,280
Hapvida Participacoes e Investimentos SA
(b)(c)(e)
7,220,189 10,172,391
Humana, Inc. ..................... 7,074 3,432,234
IHH Healthcare Bhd. ................ 353,500 448,108
Laboratory Corp. of America Holdings ..... 33,320 6,824,269
Meinian Onehealth Healthcare Holdings Co.
Ltd., Class A
(e)
................... 115,200 68,766
Mouwasat Medical Services Co. ......... 6,555 343,623
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 245,900 339,117
Sinopharm Group Co. Ltd., Class H ...... 311,200 621,089
UnitedHealth Group, Inc. .............. 36,847 18,609,209
61,187,022
Hotels, Restaurants & Leisure — 0.2%
Compass Group plc ................. 156,305 3,112,411
Genting Malaysia Bhd. ............... 552,500 331,083
Minor International PCL, NVDR
(e)
........ 382,400 267,191
NEW Top YK
(e)(g)
................... 12,874 —
Sands China Ltd.
(e)
.................. 2,544,800 6,337,129
Seera Group Holding
(e)
............... 122,949 624,818
Yum China Holdings, Inc. ............. 247,126 11,696,474
22,369,106
Household Durables — 0.2%
Haier Smart Home Co. Ltd., Class A ...... 1,700,608 5,867,929
Haier Smart Home Co. Ltd., Class H ...... 1,148,800 3,495,776
Newell Brands, Inc. ................. 259,358 3,602,483
Taylor Wimpey plc .................. 8,303,693 8,085,626
21,051,814
Household Products — 0.2%
Kimberly-Clark Corp. ................ 27,348 3,077,744
Reckitt Benckiser Group plc ............ 312,045 20,682,811
23,760,555
Independent Power and Renewable Electricity Producers — 0.0%
ACWA Power Co. .................. 2,567 114,323
China Yangtze Power Co. Ltd., Class A .... 668,973 2,126,827
Engie Brasil Energia SA .............. 44,127 315,511
RWE AG ........................ 85,556 3,144,697
5,701,358
Industrial Conglomerates — 0.0%
Fosun International Ltd. .............. 262,000 161,917
GS Holdings Corp. .................. 2,715 78,600
Industries Qatar QSC ................ 191,189 874,955
Siemens AG (Registered) ............. 17,381 1,698,869
Sime Darby Bhd. ................... 456,800 210,080
3,024,421

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Insurance — 0.8%
American International Group, Inc. ....... 114,925 $ 5,456,639
Assurant, Inc. ..................... 93,992 13,654,218
Bupa Arabia for Cooperative Insurance Co. . 6,447 287,224
Fidelity National Financial, Inc. .......... 217,040 7,856,848
Gjensidige Forsikring ASA ............. 165,475 2,839,431
ICICI Prudential Life Insurance Co. Ltd.
(b)(c)
.. 18,041 115,822
New China Life Insurance Co. Ltd., Class H . 252,300 480,497
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 1,164,000 337,234
Phoenix Group Holdings plc ........... 288,648 1,681,042
Prudential Financial, Inc. .............. 15,440 1,324,443
Prudential plc ..................... 2,330,799 22,813,010
Qatar Insurance Co. SAQ ............. 72,642 46,527
Sampo OYJ, Class A ................ 139,489 5,955,013
Sanlam Ltd. ...................... 2,262,531 6,399,660
Seguridade Participacoes SA ........... 1,800,587 8,868,834
Tryg A/S ......................... 226,911 4,684,329
Willis Towers Watson plc .............. 28,498 5,726,388
Zurich Insurance Group AG ............ 50,556 20,154,192
108,681,351
Interactive Media & Services — 0.0%
Autohome, Inc., ADR ................ 5,218 150,070
Baidu, Inc., Class A
(e)
................ 41,750 614,610
Tencent Holdings Ltd. ................ 150,800 5,093,469
5,858,149
Internet & Direct Marketing Retail — 0.2%
(e)
Alibaba Group Holding Ltd. ............ 1,193,000 11,905,351
Alibaba Group Holding Ltd., ADR ........ 118,006 9,439,300
Prosus NV ....................... 47,912 2,492,700
Vipshop Holdings Ltd., ADR ............ 94,934 798,395
24,635,746
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A 124,583 7,156,048
Fidelity National Information Services, Inc. .. 302,137 22,832,493
GDS Holdings Ltd., Class A
(e)
........... 3,884,260 8,546,001
HCL Technologies Ltd. ............... 82,874 941,207
Infosys Ltd. ....................... 64,310 1,102,421
Infosys Ltd., ADR ................... 68,952 1,170,115
NEXTDC Ltd.
(e)
.................... 2,180,032 12,197,331
Paychex, Inc. ..................... 114,082 12,801,141
Samsung SDS Co. Ltd. ............... 8,540 680,115
SS&C Technologies Holdings, Inc. ....... 146,049 6,973,840
SUNeVision Holdings Ltd. ............. 10,762,000 5,711,987
Tata Consultancy Services Ltd. ......... 356,340 13,059,468
Visa, Inc., Class A .................. 82,070 14,579,736
107,751,903
Life Sciences Tools & Services — 0.1%
Lonza Group AG (Registered) .......... 11,115 5,411,796
Sartorius Stedim Biotech .............. 5,091 1,561,597
Syngene International Ltd.
(b)(c)
.......... 39,183 268,433
7,241,826
Machinery — 0.4%
Alfa Laval AB ..................... 70,978 1,760,043
Epiroc AB, Class A .................. 1,034,573 14,800,085
Epiroc AB, Class B .................. 75,299 949,495
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 2,257,094 8,205,293
Komatsu Ltd. ..................... 395,200 7,195,924
Kone OYJ, Class B ................. 42,613 1,641,816
Otis Worldwide Corp. ................ 218,642 13,949,360
Volvo AB, Class B .................. 164,095 2,322,103
Security
Shares
Shares Value
Machinery (continued)
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H ......... 59,400 $ 20,551
50,844,670
Marine — 0.0%
MISC Bhd. ....................... 137,700 200,274
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(g)(h)
............. 24,388 —
200,274
Media — 0.1%
Comcast Corp., Class A .............. 151,530 4,444,375
Publicis Groupe SA ................. 61,920 2,933,936
Telenet Group Holding NV ............. 7,142 98,193
7,476,504
Metals & Mining — 0.2%
Alrosa PJSC
(g)
..................... 607,124 101
Anglo American Platinum Ltd. .......... 7,813 554,133
Gold Fields Ltd. .................... 593,593 4,787,661
Gold Fields Ltd., ADR ................ 436,338 3,529,975
Hochschild Mining plc ................ 107,064 69,968
Korea Zinc Co. Ltd. ................. 3,562 1,472,765
Novolipetsk Steel PJSC
(g)
............. 14 —
Shandong Gold Mining Co. Ltd., Class A ... 988,284 2,377,653
Zijin Mining Group Co. Ltd., Class A ...... 1,271,000 1,387,984
Zijin Mining Group Co. Ltd., Class H ...... 7,842,000 7,590,407
21,770,647
Multiline Retail — 0.0%
Central Retail Corp. PCL, NVDR ........ 271,400 282,528
Dollar General Corp. ................ 12,161 2,916,938
Fix Price Group Ltd., GDR
(b)(c)(g)
......... 1,377,673 220
3,199,686
Multi-Utilities — 0.6%
Ameren Corp. ..................... 133,453 10,749,639
CenterPoint Energy, Inc. .............. 269,633 7,598,258
CMS Energy Corp. .................. 148,817 8,667,102
Consolidated Edison, Inc. ............. 26,355 2,260,205
Dominion Energy, Inc. ................ 87,944 6,077,810
National Grid plc ................... 317,458 3,267,948
NiSource, Inc. ..................... 306,711 7,726,050
Public Service Enterprise Group, Inc. ..... 287,450 16,163,313
Qatar Electricity & Water Co. QSC ....... 31,180 148,707
Sempra Energy .................... 109,510 16,419,929
79,078,961
Oil, Gas & Consumable Fuels — 1.1%
BP plc .......................... 3,491,364 16,683,102
Cheniere Energy, Inc. ................ 66,710 11,067,856
Chesapeake Energy Corp. ............ 39,920 3,760,863
Chevron Corp. ..................... 51,341 7,376,161
China Petroleum & Chemical Corp., Class H 18,704,000 7,987,113
ConocoPhillips .................... 25,198 2,578,763
Ecopetrol SA, ADR .................. 664,308 5,932,270
Enbridge, Inc. ..................... 453,099 16,800,761
Energy Transfer LP ................. 193,765 2,137,228
Enterprise Products Partners LP ......... 88,326 2,100,392
EQT Corp. ....................... 118,913 4,845,705
Equitrans Midstream Corp. ............ 40,874 305,737
Gibson Energy, Inc. ................. 21,787 346,516
Hess Corp. ....................... 24,687 2,690,636
Kinder Morgan, Inc. ................. 33,263 553,496
LUKOIL PJSC
(g)
.................... 417,114 69
Magellan Midstream Partners LP ........ 39,084 1,856,881
MOL Hungarian Oil & Gas plc .......... 915,065 5,082,013

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Novatek PJSC
(g)
................... 690 $ —
ONEOK, Inc. ...................... 6,215 318,457
Pembina Pipeline Corp. .............. 10,954 332,740
PetroChina Co. Ltd., Class A ........... 1,585,000 1,141,424
PetroChina Co. Ltd., ADR ............. 2,228 91,036
Petroleo Brasileiro SA, ADR ........... 367,653 4,536,838
Petronet LNG Ltd. .................. 3,922,372 9,590,509
Plains All American Pipeline LP ......... 192,356 2,023,585
PTT Exploration & Production PCL, NVDR .. 242,400 1,033,646
Qatar Fuel QSC .................... 37,378 190,569
Qatar Gas Transport Co. Ltd. ........... 497,810 553,577
Saudi Arabian Oil Co.
(b)(c)
.............. 163,777 1,559,155
Shell plc ......................... 125,744 3,119,449
Targa Resources Corp. ............... 149,942 9,047,500
TC Energy Corp. ................... 33,425 1,346,411
TotalEnergies SE ................... 126,525 5,935,868
Williams Cos., Inc. (The) .............. 628,830 18,003,403
150,929,729
Personal Products — 0.2%
Amorepacific Group ................. 5,330 99,038
Dabur India Ltd. .................... 31,815 222,952
Estee Lauder Cos., Inc. (The), Class A .... 29,131 6,289,383
Godrej Consumer Products Ltd.
(e)
........ 885,189 9,857,898
L'Oreal SA ....................... 12,792 4,090,140
Unilever plc, ADR .................. 124,834 5,472,723
26,032,134
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 313,777 34,493,343
Aurobindo Pharma Ltd. ............... 141,248 881,738
Bayer AG (Registered) ............... 124,026 5,714,441
China Medical System Holdings Ltd. ...... 257,000 306,146
China Resources Pharmaceutical Group Ltd.
(b)
(c)
........................... 510,000 348,748
China Traditional Chinese Medicine Holdings
Co. Ltd. ....................... 710,000 247,005
Cipla Ltd. ........................ 128,231 1,748,244
CSPC Pharmaceutical Group Ltd. ........ 626,000 620,476
Dr. Reddy's Laboratories Ltd. ........... 13,499 714,544
Euroapi SA
(e)
...................... 119,430 1,982,550
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 1,106,435 1,624,906
Kalbe Farma Tbk. PT ................ 857,300 102,828
Merck & Co., Inc. ................... 22,679 1,953,115
Novo Nordisk A/S, Class B ............ 198,126 19,736,878
Novo Nordisk A/S, ADR .............. 17,750 1,768,432
Roche Holding AG .................. 20,443 6,654,866
Sanofi .......................... 453,404 34,525,136
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A ....................... 132,800 452,816
Torrent Pharmaceuticals Ltd. ........... 28,108 535,908
114,412,120
Professional Services — 0.2%
Leidos Holdings, Inc. ................ 39,315 3,438,883
NMG, Inc.
(e)
....................... 3,714 628,286
RELX plc ........................ 723,849 17,652,540
Robert Half International, Inc. ........... 35,420 2,709,630
Teleperformance ................... 8,805 2,233,686
26,663,025
Real Estate Management & Development — 0.5%
Aldar Properties PJSC ............... 1,444,990 1,649,540
Barwa Real Estate Co. ............... 234,595 218,416
Emaar Economic City
(e)
............... 28,763 74,765
Emaar Properties PJSC .............. 5,125,476 8,042,533
Security
Shares
Shares Value
Real Estate Management & Development (continued)
ESR Group Ltd.
(b)(c)
.................. 3,664,200 $ 9,216,817
Greentown Service Group Co. Ltd.
(c)
...... 486,000 321,236
Hang Lung Properties Ltd. ............. 3,155,000 5,180,945
Hulic Co. Ltd. ..................... 1,875,100 13,815,285
Longfor Group Holdings Ltd.
(b)
.......... 1,614,000 4,626,613
Mabanee Co. KPSC ................. 52,113 144,938
VGP NV ......................... 57,712 5,504,649
Vonovia SE ....................... 883,245 19,062,000
67,857,737
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. .......... 154,649 10,322,812
CSX Corp. ....................... 444,689 11,846,515
Union Pacific Corp. ................. 27,868 5,429,244
West Japan Railway Co. .............. 56,600 2,163,483
29,762,054
Semiconductors & Semiconductor Equipment — 0.6%
ASE Technology Holding Co. Ltd. ........ 248,000 616,552
ASML Holding NV .................. 4,139 1,714,701
Broadcom, Inc. .................... 7,813 3,469,050
MediaTek, Inc. ..................... 592,000 10,215,796
Taiwan Semiconductor Manufacturing Co. Ltd. 4,607,000 61,067,592
United Microelectronics Corp.
(e)
......... 458,000 512,547
Vanguard International Semiconductor Corp. 49,000 99,270
77,695,508
Software — 0.4%
Intuit, Inc. ........................ 49,812 19,293,184
Microsoft Corp. .................... 123,557 28,776,425
48,069,609
Specialty Retail — 0.2%
China Yongda Automobiles Services Holdings
Ltd. .......................... 378,500 202,811
Home Product Center PCL, NVDR ....... 2,982,800 1,062,040
Industria de Diseno Textil SA ........... 1,052,216 21,714,201
Jarir Marketing Co. .................. 9,641 425,994
MR DIY Group M Bhd.
(b)(c)
............. 414,500 175,296
PTT Oil & Retail Business PCL, NVDR .... 806,400 549,314
Ross Stores, Inc. ................... 64,278 5,416,707
Zhongsheng Group Holdings Ltd. ........ 55,000 218,093
29,764,456
Technology Hardware, Storage & Peripherals — 0.1%
Advantech Co. Ltd. ................. 65,000 598,746
Chicony Electronics Co. Ltd. ........... 129,000 333,899
Compal Electronics, Inc. .............. 134,000 91,373
Lenovo Group Ltd. .................. 632,000 437,151
Lite-On Technology Corp. ............. 413,000 828,342
Pegatron Corp. .................... 419,000 769,036
Quanta Computer, Inc. ............... 451,000 1,091,726
Samsung Electronics Co. Ltd. .......... 44,808 1,645,317
Samsung Electronics Co. Ltd., GDR
(c)
..... 6,640 6,036,779
Wistron Corp. ..................... 335,000 279,480
12,111,849
Textiles, Apparel & Luxury Goods — 0.3%
Bosideng International Holdings Ltd. ...... 1,324,000 652,918
EssilorLuxottica SA ................. 101,132 13,746,147
Feng TAY Enterprise Co. Ltd. ........... 66,000 326,459
Kering SA ........................ 27,674 12,274,768
LVMH Moet Hennessy Louis Vuitton SE .... 26,851 15,830,673
Pou Chen Corp. .................... 448,000 400,455
Ralph Lauren Corp. ................. 39,572 3,360,850
46,592,270

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Tobacco — 0.2%
Altria Group, Inc. ................... 107,060 $ 4,323,083
British American Tobacco plc ........... 108,188 3,879,355
ITC Ltd. ......................... 570,932 2,320,401
KT&G Corp. ...................... 24,876 1,502,013
Philip Morris International, Inc. .......... 156,198 12,965,996
24,990,848
Trading Companies & Distributors — 0.1%
Azelis Group NV ................... 34,854 775,309
Ferguson plc ...................... 131,389 13,628,879
14,404,188
Transportation Infrastructure — 0.9%
Aena SME SA
(b)(c)(e)
................. 121,233 12,581,516
Atlantia SpA ...................... 956,946 21,115,661
Atlas Arteria Ltd.
(i)
.................. 1,436,686 5,720,966
Auckland International Airport Ltd.
(e)
...... 829,631 3,325,426
China Merchants Port Holdings Co. Ltd. ... 90,000 113,041
Flughafen Zurich AG (Registered)
(e)
...... 49,585 7,328,950
Fraport AG Frankfurt Airport Services
Worldwide
(e)
.................... 284,093 10,215,602
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 948,920 12,014,926
Grupo Aeroportuario del Pacifico SAB de CV,
ADR ......................... 3,238 410,513
Grupo Aeroportuario del Sureste SAB de CV,
Class B ....................... 29,590 581,824
Grupo Aeroportuario del Sureste SAB de CV,
ADR ......................... 948 185,969
Hamburger Hafen und Logistik AG ....... 53,499 581,497
Japan Airport Terminal Co. Ltd.
(e)
........ 84,900 3,548,125
Jiangsu Expressway Co. Ltd., Class H .... 11,970,000 8,986,770
Malaysia Airports Holdings Bhd.
(e)
........ 110,700 133,249
Salik Co. PJSC
(e)
................... 12,174,561 7,291,943
Taiwan High Speed Rail Corp. .......... 238,000 213,163
Transurban Group
(i)
................. 3,434,126 27,120,733
Zhejiang Expressway Co. Ltd., Class H .... 84,000 57,081
121,526,955
Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co. 10,225 348,442
American Water Works Co., Inc. ......... 10,594 1,378,915
Beijing Enterprises Water Group Ltd. ...... 1,008,000 231,166
Guangdong Investment Ltd. ............ 542,000 432,960
Severn Trent plc ................... 222,454 5,815,304
8,206,787
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ....... 420,000 2,166,219
America Movil SAB de CV, ADR, Class L ... 25,097 413,348
Axiata Group Bhd. .................. 244,600 137,552
China United Network Communications Ltd.,
Class A ....................... 850,500 398,271
DiGi.Com Bhd. .................... 230,700 167,643
Etihad Etisalat Co. .................. 105,057 990,064
Far EasTone Telecommunications Co. Ltd. .. 339,000 771,341
Global Telecom Holding SAE
(e)(g)
......... 201,938 50,640
Intouch Holdings PCL, NVDR .......... 42,400 81,460
KDDI Corp. ....................... 362,200 10,589,379
Maxis Bhd. ....................... 127,400 96,107
Mobile Telecommunications Co. KSCP .... 278,483 525,663
Mobile Telecommunications Co. Saudi Arabia
(e)
250,894 758,771
Mobile TeleSystems PJSC
(g)
........... 26,804 4
Rogers Communications, Inc., Class B .... 100,044 3,853,724
SK Telecom Co. Ltd. ................. 30,864 1,089,611
SK Telecom Co. Ltd., ADR ............. 164 3,159
Taiwan Mobile Co. Ltd. ............... 257,000 773,491
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Tele2 AB, Class B .................. 379,489 $ 3,274,829
Vodacom Group Ltd. ................ 106,183 713,454
Vodafone Group plc ................. 4,179,866 4,678,106
31,532,836
Total Common Stocks — 20.7%
(Cost: $3,156,738,941) ........................... 2,813,308,891
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
3.65%, 03/01/47 ................. USD 730 460,958
3.63%, 03/01/48 ................. 310 192,790
3.85%, 11/01/48 ................. 325 210,359
3.90%, 05/01/49 ................. 300 195,946
5.81%, 05/01/50 ................. 2,125 1,846,607
5.93%, 05/01/60 ................. 200 171,081
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 2,536 2,465,981
7.13%, 06/15/26 ................. 8,833 8,101,363
7.88%, 04/15/27 ................. 2,190 2,014,800
6.00%, 02/15/28 ................. 923 772,250
7.45%, 05/01/34 ................. 362 337,645
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 3,252 2,840,232
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,497 1,935,699
General Dynamics Corp., 4.25%, 04/01/40 . 300 262,828
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 306 299,054
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 342,520
4.40%, 06/15/28 ................. 1,450 1,362,312
2.90%, 12/15/29 ................. 235 198,482
1.80%, 01/15/31 ................. 1,565 1,170,719
4.85%, 04/27/35 ................. 200 180,549
5.05%, 04/27/45 ................. 120 105,995
Lockheed Martin Corp., 4.07%, 12/15/42 .. 445 376,951
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
664 624,067
Northrop Grumman Corp., 5.25%, 05/01/50 . 625 596,387
Raytheon Technologies Corp.
2.25%, 07/01/30 ................. 400 323,261
4.50%, 06/01/42 ................. 1,715 1,466,629
4.15%, 05/15/45 ................. 385 308,550
3.03%, 03/15/52 ................. 1,600 1,043,828
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 7,579 6,584,256
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 1,090 1,030,050
7.50%, 04/15/25 ................. 372 350,510
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 16,280 16,511,339
6.25%, 03/15/26
(b)
................ 32,016 31,055,520
6.38%, 06/15/26 ................. 1,190 1,124,267
7.50%, 03/15/27 ................. 2,071 1,971,592
4.63%, 01/15/29 ................. 2,680 2,157,481
4.88%, 05/01/29 ................. 2,289 1,850,210
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 8,259 8,158,984
101,002,052
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 781 671,449
4.25%, 05/15/30 ................. 100 90,666
4.55%, 04/01/46 ................. 795 628,958

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
5.25%, 05/15/50 ................. USD 200 $ 175,023
1,566,096
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... 3,193 2,741,989
Air France-KLM, 3.88%, 07/01/26
(c)
...... EUR 1,400 1,114,384
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 935 881,238
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 7,520 7,853,437
5.50%, 04/20/26 ................. 6,940 6,517,618
5.75%, 04/20/29 ................. 6,258 5,460,471
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... 3,480 2,634,076
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 2,129 1,982,476
Deutsche Lufthansa AG
(c)
2.00%, 07/14/24 ................. EUR 1,000 917,581
2.88%, 05/16/27 ................. 200 152,809
3.75%, 02/11/28 ................. 500 385,505
3.50%, 07/14/29 ................. 1,200 861,262
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,941 2,593,933
International Consolidated Airlines Group SA
(c)
0.63%, 11/17/22
(j)
................ EUR 600 584,061
2.75%, 03/25/25 ................. 800 652,207
1.13%, 05/18/28
(j)
................ 1,200 694,595
3.75%, 03/25/29 ................. 600 393,980
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 6,327 6,192,741
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 602,202
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 362 338,266
Series 2020-1, Class A, 5.88%, 10/15/27 7,881 7,601,261
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 6,148 5,487,090
4.63%, 04/15/29 ................. 4,553 3,767,334
60,410,516
Auto Components — 0.5%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 1,450 1,309,518
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
USD 3,055 2,764,775
Aptiv plc
3.25%, 03/01/32 ................. 985 784,210
3.10%, 12/01/51 ................. 715 400,394
4.15%, 05/01/52 ................. 200 134,694
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,587 4,491,728
4.38%, 05/15/26
(c)
................ EUR 1,100 950,866
6.25%, 05/15/26
(b)
................ USD 7,494 7,156,770
8.50%, 05/15/27
(b)
................ 24,976 23,839,342
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(c)
.................... EUR 650 458,537
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 2,378 2,092,690
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 845 609,290
Faurecia SE
(c)
2.63%, 06/15/25 ................. EUR 888 759,323
2.75%, 02/15/27 ................. 999 751,437
3.75%, 06/15/28 ................. 590 437,286
Gestamp Automocion SA, 3.25%, 04/30/26
(c)
100 86,238
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 1,233 1,006,559
5.63%, 04/30/33 ................. 2,063 1,652,979
Grupo Antolin-Irausa SA
(c)
3.38%, 04/30/26 ................. EUR 273 200,665
3.50%, 04/30/28 ................. 977 610,929
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 916 856,973
6.25%, 05/15/26 ................. 2,685 2,509,240
Security
Par (000)
Par (000) Value
Auto Components (continued)
5.25%, 05/15/27 ................. USD 3,277 $ 2,869,046
4.38%, 02/01/29 ................. 4,106 3,304,838
IHO Verwaltungs GmbH
(k)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(c)
.................. EUR 906 679,973
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
................... USD 200 170,000
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. EUR 1,200 978,731
2.50%, 10/23/27 ................. 500 374,482
ZF Finance GmbH
(c)
3.00%, 09/21/25 ................. 200 173,474
2.00%, 05/06/27 ................. 700 529,904
2.75%, 05/25/27 ................. 400 310,950
63,255,841
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 264 242,270
3.25%, 02/12/32 ................. 6,809 4,904,727
6.10%, 08/19/32 ................. 1,397 1,231,595
4.75%, 01/15/43 ................. 1,044 691,744
5.29%, 12/08/46 ................. 704 496,320
General Motors Co.
4.00%, 04/01/25 ................. 600 579,175
6.13%, 10/01/25 ................. 3,300 3,301,429
5.00%, 10/01/28 ................. 200 183,974
5.60%, 10/15/32 ................. 895 798,919
6.25%, 10/02/43 ................. 745 647,128
5.20%, 04/01/45 ................. 910 692,893
5.40%, 04/01/48 ................. 395 308,304
5.95%, 04/01/49 ................. 325 271,092
Honda Motor Co. Ltd., 2.27%, 03/10/25 ... 1,300 1,223,553
Hyundai Capital America
(b)
1.25%, 09/18/23 ................. 480 461,635
0.80%, 01/08/24 ................. 3,620 3,405,554
0.88%, 06/14/24 ................. 2,395 2,212,296
1.00%, 09/17/24 ................. 1,865 1,703,734
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................ 400 353,758
6.88%, 11/15/26
(c)
................ EUR 400 305,673
5.88%, 01/15/28
(b)
................ USD 200 140,500
4.50%, 07/15/28
(c)
................ EUR 848 538,166
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... USD 675 531,358
Nissan Motor Co. Ltd.
(b)
4.35%, 09/17/27 ................. 2,885 2,486,831
4.81%, 09/17/30 ................. 340 275,461
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 3,500 2,906,628
Renault SA
(c)
1.25%, 06/24/25 ................. 100 84,817
2.38%, 05/25/26 ................. 500 408,498
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... USD 818 614,768
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. 2,339 1,960,082
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 ................. 1,880 1,871,250
1.25%, 11/24/25 ................. 505 443,404
3.20%, 09/26/26 ................. 305 279,565
Volvo Car AB, 2.50%, 10/07/27
(c)
....... EUR 728 589,725
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 999 924,075
38,070,901

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks — 4.2%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(c)(l)
.......... EUR 3,000 $ 2,493,929
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(c)
(l)
......................... USD 1,062 1,014,263
Banco Bilbao Vizcaya Argentaria SA
(a)(l)
(EUR Swap Annual 5 Year + 5.66%),
5.88%
(c)
..................... EUR 200 179,059
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(c)
..................... 8,200 7,281,871
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 15,243,900
Banco BPM SpA
(a)(c)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... EUR 352 321,289
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... 5,114 4,029,629
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 1,661 1,292,116
Banco de Credito Social Cooperativo SA,
(EUR Swap Annual 1 Year + 5.62%), 8.00%,
09/22/26
(a)(c)
................... 2,000 1,946,328
Banco de Sabadell SA
(a)(c)
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 700 584,296
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 3,200 2,508,928
Banco do Brasil SA, 4.75%, 03/20/24
(c)
.... USD 2,804 2,755,981
Banco Espirito Santo SA
(c)(e)(m)
2.63%, 05/08/17 ................. EUR 800 94,085
4.75%, 01/15/18 ................. 1,500 176,409
4.00%, 01/21/19 ................. 5,400 635,072
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(l)
.......... USD 1,725 1,404,042
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,704 1,974,427
Banco Santander SA
2.75%, 05/28/25 ................. 800 731,481
(EUR Swap Annual 5 Year + 4.53%),
4.38%
(a)(c)(l)
................... EUR 5,600 4,253,417
1.85%, 03/25/26 ................. USD 600 518,088
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 1,000 827,274
3.31%, 06/27/29 ................. 200 169,731
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(c)
......... 4,334 3,516,770
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(c)
....... 3,405 2,896,378
Bank of America Corp.
(SOFR + 0.67%), 1.84%, 02/04/25
(a)
... 2,790 2,651,439
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
... 1,990 1,810,568
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 780 739,042
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
... 2,886 2,561,607
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 374 324,070
(SOFR + 2.04%), 4.95%, 07/22/28
(a)
... 4,200 4,035,503
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,315,189
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 1,500 1,335,212
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 25 20,494
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
... 265 196,020
Security
Par (000)
Par (000) Value
Banks (continued)
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... USD 1,090 $ 847,797
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 1,625 1,268,693
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
... 1,310 1,024,094
(SOFR + 1.83%), 4.57%, 04/27/33
(a)
... 3,505 3,139,381
(SOFR + 2.16%), 5.02%, 07/22/33
(a)
... 30 27,830
Series L, 4.75%, 04/21/45 .......... 420 338,517
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
................... 235 190,357
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 800 603,425
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 790 469,984
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(c)(l)
... 3,000 2,865,000
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(c)(l)
... 1,000 958,750
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(c)
.... EUR 525 408,791
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(c)(l)
.......... USD 4,653 4,001,580
Bank of Ireland Group plc
(a)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(c)(l)
.................... EUR 800 733,948
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(c)(l)
.................... 2,700 2,322,248
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%),
6.25%, 09/16/26
(b)
.............. USD 1,355 1,325,968
Bank of Montreal, (USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/32
(a)
.......... 300 260,138
Bank of Nova Scotia (The)
0.70%, 04/15/24 ................. 300 280,969
3.45%, 04/11/25 ................. 100 95,780
2.95%, 03/11/27 ................. 300 271,582
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(l)
.......................... 18,490 17,080,137
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(l)
.................... 2,900 2,690,185
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 455 437,589
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(l)
. GBP 3,252 3,140,833
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(l)
.................... USD 22,075 18,600,395
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(l)
GBP 4,026 3,697,327
5.20%, 05/12/26 ................. USD 2,100 1,996,199
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(l)
GBP 2,400 2,428,448
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(l)
.................... USD 4,905 3,022,952
4.84%, 05/09/28 ................. 640 557,892
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(a)(l)
.................... 25,220 22,072,544
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,130,170

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.00%),
5.75%, 08/09/33
(a)
.............. USD 505 $ 458,764
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,666 1,374,762
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 4.24%
(l)
. 450 318,825
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(b)
................... 5,035 4,956,590
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(l)
.......................... 4,429 3,832,428
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%),
7.75%
(b)(l)
.................... 5,600 5,167,680
(EUR Swap Annual 5 Year + 4.65%),
6.88%
(c)(l)
.................... EUR 5,800 5,270,690
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(b)(l)
.................... USD 10,475 6,706,044
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(c)(l)
.............. 975 848,433
CaixaBank SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 6.22%), 6.38% EUR 3,000 2,785,792
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,600 5,939,790
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 1,393,631
(EUR Swap Annual 5 Year + 6.35%), 5.88% 1,800 1,475,510
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(c)(l)
............. USD 380 365,228
Citibank NA, 3.65%, 01/23/24 ......... 300 295,887
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 1,025 988,474
3.20%, 10/21/26 ................. 200 183,214
4.45%, 09/29/27 ................. 4,525 4,188,675
(SOFR + 1.89%), 4.66%, 05/24/28
(a)
... 2,100 1,995,625
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 350 312,421
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 425 349,208
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
... 1,775 1,416,185
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 1,555 1,223,036
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 665 510,496
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
... 245 192,947
(SOFR + 1.94%), 3.79%, 03/17/33
(a)
... 1,270 1,064,587
(SOFR + 2.09%), 4.91%, 05/24/33
(a)
... 355 326,599
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
.... 145 92,505
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.13%
(a)(c)(l)
............. EUR 14,000 11,542,539
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
.................... USD 555 442,302
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
.... 1,925 1,639,729
Credit Agricole SA
(a)(b)(l)
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 3,451,500
(USD Swap Semi 5 Year + 6.19%), 8.13% 3,886 3,740,469
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ...................... 23,460 16,165,348
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
.............. 1,460 1,446,489
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. USD 545 $ 524,112
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(c)(l)
.................... 24,620 22,062,228
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 1,006,855
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(c)(l)
................... 2,000 1,818,920
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(c)(l)
.......... EUR 3,600 3,267,977
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... USD 2,091 1,504,213
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(c)(l)
.............. 3,300 2,689,500
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 3.13%
(a)(l)
.......... 5,810 4,237,698
HSBC Holdings plc
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 1,160 1,121,235
(USD Swap Rate 5 Year + 4.37%), 6.38%
(a)
(l)
.......................... 4,019 3,620,918
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
... 1,710 1,571,066
4.25%, 08/18/25 ................. 500 474,433
(SOFR + 1.51%), 4.18%, 12/09/25
(a)
... 2,490 2,382,027
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(l)
.................... 990 792,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(l)
.................... 9,830 6,817,017
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
... 1,495 1,098,468
5.25%, 03/14/44 ................. 340 275,496
HSBC USA, Inc., 3.75%, 05/24/24 ...... 200 196,024
Huntington Bancshares, Inc., (SOFR + 1.97%),
4.44%, 08/04/28
(a)
............... 935 882,840
Huntington National Bank (The), (SOFRINDX +
1.65%), 4.55%, 05/17/28
(a)
.......... 1,505 1,448,568
ING Groep NV
3.55%, 04/09/24 ................. 430 419,024
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(c)(l)
........................ 5,877 5,519,149
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(l)
.......................... 2,010 1,794,709
(SOFR + 1.64%), 3.87%, 03/28/26
(a)
... 300 284,409
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(l)
.................... 17,590 11,430,862
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(c)(l)
................... EUR 1,650 1,414,947
5.71%, 01/15/26
(b)
................ USD 1,489 1,354,270
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(c)(l)
................... EUR 10,244 8,859,976
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(c)(l)
................... 1,250 901,952
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(c)(l)
................... 1,500 1,115,337
5.15%, 06/10/30
(c)
................ GBP 1,525 1,266,266
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(c)(l)
................... EUR 800 556,669
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
............. USD 2,695 1,816,965

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. USD 940 $ 558,187
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,521,325
JPMorgan Chase & Co.
3.38%, 05/01/23 ................. 1,680 1,669,395
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 350 328,221
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 225 206,288
(SOFR + 1.56%), 4.32%, 04/26/28
(a)
... 2,200 2,061,629
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
... 4,885 4,154,680
(SOFR + 1.99%), 4.85%, 07/25/28
(a)
... 1,480 1,421,057
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
................... 100 90,161
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 140 128,135
(SOFR + 2.04%), 2.52%, 04/22/31
(a)
... 290 229,234
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
... 30 23,255
(SOFR + 1.18%), 2.55%, 11/08/32
(a)
.... 280 212,468
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
... 750 589,564
(SOFR + 2.08%), 4.91%, 07/25/33
(a)
... 285 262,814
(SOFR + 2.58%), 5.72%, 09/14/33
(a)
... 1,700 1,607,596
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 2,335 1,823,609
5.50%, 10/15/40 ................. 970 909,915
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 140 96,990
5.40%, 01/06/42 ................. 480 443,785
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
... 1,215 831,878
5.63%, 08/16/43 ................. 15 13,722
4.95%, 06/01/45 ................. 765 638,128
Series W, (LIBOR USD 3 Month + 1.00%),
3.91%, 05/15/47
(a)
.............. 19,006 14,995,734
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(c)(l)
.............. 4,210 3,720,061
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(c)(l)
.............. EUR 11,000 9,702,495
KeyBank NA, 4.15%, 08/08/25 ......... USD 565 547,651
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(c)(l)
............. 300 241,500
Lloyds Banking Group plc
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
................... 1,000 997,666
4.50%, 11/04/24 ................. 800 778,314
4.45%, 05/08/25 ................. 500 482,861
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
.............. 1,100 1,060,633
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(l)
.......................... 3,975 3,627,187
4.58%, 12/10/25 ................. 2,250 2,122,623
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(l)
.................... 7,290 6,540,834
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%),
4.72%, 08/11/26
(a)
.............. 1,365 1,311,376
4.55%, 08/16/28 ................. 265 241,399
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 15 14,851
1.41%, 07/17/25 ................. 1,595 1,429,822
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
5.06%, 09/12/25
(a)
.............. 1,230 1,217,068
3.74%, 03/07/29 ................. 500 447,093
Security
Par (000)
Par (000) Value
Banks (continued)
3.20%, 07/18/29 ................. USD 365 $ 307,994
2.05%, 07/17/30 ................. 1,000 762,183
Mizuho Financial Group, Inc., (SOFR + 1.25%),
1.24%, 07/10/24
(a)
............... 900 870,646
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(c)(l)
.......... 920 866,698
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ............... 590 576,140
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 .................... 800 777,802
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(l)
.. GBP 750 625,840
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ............... USD 1,185 839,650
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(c)(l)
................... 2,202 2,033,547
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(l)
................... 14,225 13,136,788
1.50%, 09/30/26
(b)
................ 2,500 2,130,722
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(l)
................... 8,215 5,423,202
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/24 ................. 100 98,542
2.20%, 11/01/24 ................. 100 95,002
2.55%, 01/22/30 ................. 650 535,191
Regions Financial Corp., 2.25%, 05/18/25 .. 100 92,616
Santander UK Group Holdings plc
(a)
(BPSWS5 + 5.79%), 6.75%
(c)(l)
....... GBP 6,725 6,908,095
(SOFR + 0.99%), 1.67%, 06/14/27 ..... USD 1,150 956,073
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(c)(l)
... 3,200 2,676,000
Skandinaviska Enskilda Banken AB, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 4.07%), 6.88%
(a)(c)(l)
... 600 555,000
Societe Generale SA
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(c)(l)
........................ 6,526 6,256,802
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(b)(l)
........................ 300 287,625
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(b)(l)
........................ 16,275 15,517,073
(USD Swap Semi 5 Year + 5.87%), 8.00%
(a)
(c)(l)
........................ 3,783 3,606,826
4.00%, 01/12/27
(b)
................ 360 329,391
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(a)(b)(l)
................... 12,900 8,840,370
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
.............. 925 924,076
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(c)(l)
.................... 1,200 1,064,616
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
.............. 1,475 1,337,803

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(l)
.................... USD 11,150 $ 7,222,970
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 ................. 1,675 1,568,666
3.04%, 07/16/29 ................. 900 755,632
2.75%, 01/15/30 ................. 950 769,402
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(c)(l)
............. 2,431 2,169,364
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 1,585 1,459,814
3.77%, 06/06/25 ................. 1,585 1,531,471
(USD Swap Semi 5 Year + 2.21%), 3.63%,
09/15/31
(a)
................... 100 91,156
UniCredit SpA
(a)(c)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(l)
..................... EUR 5,619 5,132,068
(USD Swap Semi 5 Year + 5.18%), 8.00%
(l)
USD 24,210 21,304,800
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(l)
..................... EUR 1,000 760,764
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(l)
..................... 6,018 5,178,062
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 400 311,792
US Bancorp, 3.00%, 07/30/29 ......... USD 200 171,964
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 04/25/26
(a)
... 2,535 2,423,378
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
... 1,655 1,498,962
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 715 646,685
(SOFR + 1.98%), 4.81%, 07/25/28
(a)
... 1,515 1,444,894
5.61%, 01/15/44 ................. 950 854,259
4.65%, 11/04/44 ................. 210 166,858
4.40%, 06/14/46 ................. 425 323,978
4.75%, 12/07/46 ................. 1,000 799,690
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 955 824,331
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 460 338,386
4.42%, 07/24/39 ................. 200 160,586
3.13%, 11/18/41 ................. 590 377,354
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(c)(l)
................... 2,203 2,058,153
568,194,898
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 130,680
4.90%, 02/01/46 ................. 2,545 2,211,809
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 1,170 1,139,766
4.95%, 01/15/42 ................. 80 71,386
4.60%, 04/15/48 ................. 460 380,943
5.55%, 01/23/49 ................. 160 150,479
4.50%, 06/01/50 ................. 710 585,061
4.75%, 04/15/58 ................. 2,986 2,450,541
5.80%, 01/23/59 ................. 195 186,170
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 432,416
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 700 479,500
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 420 331,132
8,549,883
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
AbbVie, Inc.
2.60%, 11/21/24 ................. USD 1,100 $ 1,046,788
3.80%, 03/15/25 ................. 1,550 1,501,181
3.60%, 05/14/25 ................. 605 580,721
4.55%, 03/15/35 ................. 150 134,564
4.30%, 05/14/36 ................. 1,055 914,954
4.05%, 11/21/39 ................. 200 160,883
4.40%, 11/06/42 ................. 1,405 1,166,786
4.45%, 05/14/46 ................. 880 715,173
4.88%, 11/14/48 ................. 840 738,584
4.25%, 11/21/49 ................. 339 272,138
Amgen, Inc.
3.00%, 01/15/52 ................. 995 621,991
4.20%, 02/22/52 ................. 1,020 799,576
4.40%, 02/22/62 ................. 428 334,384
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 1,556 1,248,635
6.25%, 04/01/28 ................. GBP 663 582,965
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 900 744,593
4.75%, 03/01/46 ................. 375 326,367
4.15%, 03/01/47 ................. 100 79,371
2.80%, 10/01/50 ................. 300 185,270
12,154,924
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,515 2,312,895
6.38%, 06/15/30 ................. 3,770 3,652,564
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,416,803
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 1,210 900,414
HT Troplast GmbH, 9.25%, 07/15/25
(c)
.... EUR 376 325,199
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 484 437,105
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... 902 847,880
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 2,046 1,809,748
3.50%, 02/15/30 ................. 1,633 1,248,439
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 799 660,393
9.75%, 07/15/28 ................. 773 652,037
PCF GmbH
(c)
4.75%, 04/15/26 ................. EUR 589 465,090
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
................... 395 318,309
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
USD 8,565 6,961,118
Standard Industries, Inc.
2.25%, 11/21/26
(c)
................ EUR 619 473,212
5.00%, 02/15/27
(b)
................ USD 810 716,777
4.75%, 01/15/28
(b)
................ 842 711,389
4.38%, 07/15/30
(b)
................ 307 234,855
3.38%, 01/15/31
(b)
................ 1,354 952,268
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 1,062 934,560
26,031,055
Capital Markets — 1.3%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,393,080
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 708,873
Bank of New York Mellon Corp. (The), 3.00%,
10/30/28 ..................... 100 87,064
Blackstone Private Credit Fund
4.70%, 03/24/25 ................. 890 842,319
2.63%, 12/15/26 ................. 400 328,364
3.25%, 03/15/27 ................. 555 459,457

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Codere New Holdco SA
7.50%, 11/30/27 ................. EUR 357 $ 201,373
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 2,917 2,289,057
Credit Suisse AG
3.63%, 09/09/24 ................. 300 286,302
3.70%, 02/21/25 ................. 800 750,909
Credit Suisse Group AG
3.80%, 06/09/23 ................. 1,380 1,357,970
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(l)
........................ 6,225 5,337,937
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(c)(l)
........................ 1,200 1,102,500
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(l)
........................ 2,772 2,546,775
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
.................. 250 245,034
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(c)(l)
........................ 1,173 1,004,862
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(l)
........................ 7,757 6,645,112
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(c)(l)
........................ 1,000 764,917
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.38%
(a)(b)(l)
................... 607 441,592
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(l)
................... 4,848 3,404,342
Deutsche Bank AG
(a)
(SOFR + 2.16%), 2.22%, 09/18/24 ..... 3,440 3,276,351
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(l)
............... 23,000 17,250,000
(SOFR + 2.58%), 3.96%, 11/26/25 ..... 600 560,132
(SOFR + 3.19%), 6.12%, 07/14/26 ..... 840 815,790
(SOFR + 1.87%), 2.13%, 11/24/26 ..... 595 505,203
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(c)(l)
.................... EUR 1,600 1,075,615
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(c)(l)
.................... 1,400 1,090,851
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32
(c)
.............. 800 664,747
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... USD 250 226,922
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 1,400 1,368,665
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 930 885,861
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(l)
.................... 11,000 8,442,500
(SOFR + 0.79%), 1.09%, 12/09/26
(a)
... 2,080 1,794,885
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 700 601,797
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
... 275 235,170
(SOFR + 1.73%), 4.48%, 08/23/28
(a)
... 2,860 2,684,100
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 695 631,669
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 2,370 1,752,168
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 710 550,341
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
... 780 588,109
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
... 6,122 4,862,427
6.75%, 10/01/37 ................. 850 847,181
5.15%, 05/22/45 ................. 195 162,715
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(c)
.................... 1,900 1,479,388
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Huarong Finance 2019 Co. Ltd.
(c)
2.50%, 02/24/23 ................. USD 534 $ 523,320
(LIBOR USD 3 Month + 1.13%), 4.10%,
02/24/23
(a)
................... 616 605,990
3.75%, 05/29/24 ................. 900 816,660
3.63%, 09/30/30 ................. 1,985 1,288,761
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(c)
200 176,125
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 25 22,699
4.60%, 03/15/33 ................. 570 530,904
4.25%, 09/21/48 ................. 15 12,237
5.20%, 06/15/62 ................. 375 335,605
Kane Bidco Ltd.
(c)
5.00%, 02/15/27 ................. EUR 300 246,973
6.50%, 02/15/27 ................. GBP 569 544,975
Morgan Stanley
(SOFR + 1.16%), 3.62%, 04/17/25
(a)
... USD 990 961,452
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 2,295 2,105,150
3.95%, 04/23/27 ................. 1,325 1,231,301
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 1,075 928,892
(SOFR + 1.61%), 4.21%, 04/20/28
(a)
... 6,400 5,988,587
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 1,430 1,286,414
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
................... 800 735,409
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 1,985 1,609,379
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 285 246,305
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
... 2,435 1,925,021
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 180 125,447
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 160 96,592
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 1,438 1,242,001
3.63%, 09/01/30 ................. 2,053 1,689,202
3.88%, 02/15/31 ................. 1,673 1,408,606
3.63%, 11/01/31 ................. 1,086 871,319
3.25%, 08/15/33 ................. 1,998 1,542,915
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 455 388,890
2.68%, 07/16/30 ................. 500 382,453
2.61%, 07/14/31 ................. 880 652,509
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 97,627
1.95%, 05/01/30 ................. 200 158,441
OWL Rock Core Income Corp., 5.50%,
03/21/25 ..................... 1,381 1,299,252
S&P Global, Inc.
2.90%, 03/01/32
(b)
................ 405 337,888
3.25%, 12/01/49 ................. 90 63,155
Sherwood Financing plc
(c)
4.50%, 11/15/26 ................. EUR 713 530,661
6.00%, 11/15/26 ................. GBP 473 395,436
State Street Corp., (LIBOR USD 3 Month +
1.00%), 4.29%, 06/15/47
(a)
.......... USD 48,980 37,462,075
Sun Hung Kai & Co. BVI Ltd., 5.00%,
09/07/26
(c)
.................... 750 637,406
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 3,157 3,067,815
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(l)
.......................... 13,976 13,224,091
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 1,055 1,017,865
(USD Swap Semi 5 Year + 4.87%), 7.00%
(c)
(l)
.......................... 2,023 1,922,214

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(c)(l)
.................... USD 850 $ 718,250
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. 530 452,728
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(l)
.................... 2,135 1,662,631
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 315 264,625
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(l)
.................... 6,640 4,362,480
180,747,159
Chemicals — 0.5%
Air Products & Chemicals, Inc., 2.80%,
05/15/50 ..................... 5 3,326
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 268,914
Ashland LLC, 3.38%, 09/01/31
(b)
........ 2,195 1,696,548
Avient Corp., 7.13%, 08/01/30
(b)
........ 1,361 1,256,108
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 1,477 1,315,766
3.38%, 02/15/29 ................. 3,856 3,022,911
Celanese US Holdings LLC, 5.90%, 07/05/24 1,700 1,676,437
Chemours Co. (The)
4.00%, 05/15/26 ................. EUR 1,000 846,518
5.75%, 11/15/28
(b)
................ USD 894 731,221
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 4,348 3,025,425
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 575 521,326
5.42%, 11/15/48 ................. 150 134,973
Eastman Chemical Co., 4.80%, 09/01/42 .. 220 177,426
Ecolab, Inc., 2.70%, 12/15/51 ......... 855 544,402
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 15,140 12,190,728
Equate Petrochemical BV
(b)
4.25%, 11/03/26 ................. 1,222 1,151,582
2.63%, 04/28/28 ................. 803 677,431
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 4,176 3,371,055
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 747 607,641
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 3,414 3,140,880
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,931 1,957,551
HB Fuller Co., 4.25%, 10/15/28 ........ 1,733 1,458,146
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,919 3,135,200
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,483 909,736
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,889 2,397,870
INEOS Quattro Finance 1 plc, 3.75%,
07/15/26
(c)
.................... EUR 131 98,376
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 436,542
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
.................... 1,155 1,012,162
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,868 1,475,720
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 200 169,241
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 860 645,000
Lune Holdings SARL, 5.63%, 11/15/28
(c)
... EUR 619 455,170
LYB International Finance III LLC
1.25%, 10/01/25 ................. USD 800 702,940
4.20%, 10/15/49 ................. 280 200,921
4.20%, 05/01/50 ................. 55 39,489
3.63%, 04/01/51 ................. 100 65,211
LyondellBasell Industries NV, 4.63%, 02/26/55 220 165,042
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,125,333
Security
Par (000)
Par (000) Value
Chemicals (continued)
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(c)
EUR 200 $ 181,309
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(c)
1,407 1,247,932
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 311 292,222
Olympus Water US Holding Corp.
(c)
3.88%, 10/01/28 ................. EUR 348 257,837
5.38%, 10/01/29 ................. 350 249,980
Pearl Holding III Ltd., 9.00%, 10/22/25
(c)
... USD 456 163,020
Sasol Financing USA LLC, 5.50%, 03/18/31 . 2,705 2,023,340
SCIL IV LLC
4.38%, 11/01/26
(c)
................ EUR 160 124,662
(EURIBOR 3 Month + 4.38%), 4.64%,
11/01/26
(a)(c)
.................. 324 289,752
5.38%, 11/01/26
(b)
................ USD 1,825 1,409,813
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 1,193 839,872
4.38%, 02/01/32 ................. 204 145,085
Sherwin-Williams Co. (The)
3.45%, 06/01/27 ................. 289 265,321
2.95%, 08/15/29 ................. 200 171,080
2.30%, 05/15/30 ................. 300 239,619
4.50%, 06/01/47 ................. 195 158,074
3.30%, 05/15/50 ................. 15 9,836
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(c)(l)
................... 1,908 1,374,118
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 1,355 1,164,799
5.63%, 08/15/29 ................. 12,355 9,266,250
72,684,189
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
1,499 1,208,887
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 14,524 12,944,515
9.75%, 07/15/27
(b)
................ 4,851 3,987,429
3.63%, 06/01/28
(c)
................ EUR 756 550,798
4.63%, 06/01/28
(b)
................ USD 9,109 6,954,998
4.88%, 06/01/28
(c)
................ GBP 310 251,810
6.00%, 06/01/29
(b)
................ USD 8,134 5,249,471
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 798,840
4.75%, 10/15/29 ................. 1,044 865,113
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 1,733 1,618,915
5.75%, 07/15/29 ................. 2,047 1,618,307
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 2,458 2,347,528
6.38%, 05/01/25 ................. 3,410 3,341,800
5.00%, 02/01/28 ................. 2,782 2,477,955
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 96,543
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,927 1,756,557
5.13%, 07/15/29 ................. 722 664,731
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 2,264 1,829,901
5.00%, 09/01/30 ................. 598 468,682
Garda World Security Corp., 4.63%, 02/15/27
(b)
894 766,601
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 535 501,734
3.75%, 08/01/25 ................. 1,136 1,039,440
5.13%, 12/15/26 ................. 1,633 1,520,723
4.00%, 08/01/28 ................. 5,434 4,529,130
3.50%, 09/01/28 ................. 1,663 1,402,425
4.75%, 06/15/29 ................. 2,589 2,181,232
4.38%, 08/15/29 ................. 1,877 1,565,005
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 3,513 3,205,613

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Intrum AB
(c)
4.88%, 08/15/25 ................. EUR 838 $ 723,664
3.50%, 07/15/26 ................. 952 742,767
3.00%, 09/15/27 ................. 500 362,619
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,202,287
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 2,697 1,878,622
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 3,643 3,615,778
5.88%, 10/01/30 ................. 1,627 1,620,272
Paprec Holding SA, 3.50%, 07/01/28
(c)
.... EUR 513 382,856
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 1,048 1,011,320
5.75%, 04/15/26 ................. 5,232 4,922,998
6.25%, 01/15/28 ................. 2,122 1,810,854
Republic Services, Inc.
0.88%, 11/15/25 ................. 700 615,299
3.95%, 05/15/28 ................. 600 561,453
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 340 333,530
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 1,335 1,105,547
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,146 1,007,028
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 300 256,907
Tuspark Forward Ltd., 7.95%, 05/13/24
(c)
.. USD 180 36,000
Verde Bidco SpA, 4.63%, 10/01/26
(c)
..... EUR 231 175,453
Verisure Holding AB
(c)
3.50%, 05/15/23 ................. 1,305 1,275,768
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 346 333,163
3.88%, 07/15/26 ................. 538 452,555
3.25%, 02/15/27 ................. 1,626 1,292,111
9.25%, 10/15/27 ................. 328 325,664
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 6,684 5,872,095
97,661,293
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 6,286 3,127,285
Ciena Corp., 4.00%, 01/31/30
(b)
........ 1,562 1,304,270
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3,926 3,488,055
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 1,906 1,754,892
8.25%, 03/01/27 ................. 839 693,224
7.13%, 07/01/28 ................. 2,392 1,846,409
4.75%, 09/01/29 ................. 3,246 2,647,633
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 900 849,706
4.60%, 05/23/29 ................. 1,325 1,220,132
2.30%, 11/15/30 ................. 780 586,090
2.75%, 05/24/31 ................. 915 698,323
Nokia OYJ
4.38%, 06/12/27 ................. 380 342,475
6.63%, 05/15/39 ................. 2,016 1,868,993
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 2,453 1,904,289
5.63%, 04/15/27 ................. 2,719 2,262,126
6.50%, 07/15/28 ................. 3,303 2,196,495
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 2,504 2,003,400
28,793,797
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,181 1,090,063
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,272,900
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. EUR 200 $ 155,647
1.50%, 06/08/28 ................. 800 612,741
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(g)(m)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 780 657,285
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(c)
............... 536 514,828
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ................. GBP 200 208,238
4.12%, 09/01/29 ................. 1,071 844,197
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 1,045 912,136
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
3,191 2,808,080
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(c)
.................... 1,720 1,229,267
11,305,382
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.13%
(a)(b)(l)
.............. 1,682 1,349,805
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,545,077
6.50%, 07/15/25 ................. 885 883,403
2.45%, 10/29/26 ................. 1,800 1,518,492
3.30%, 01/30/32 ................. 400 300,827
Ally Financial, Inc.
5.75%, 11/20/25 ................. 2,010 1,949,490
2.20%, 11/02/28 ................. 645 498,307
American Express Co.
3.95%, 08/01/25 ................. 2,300 2,227,682
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(l)
.................... 35,415 27,293,508
American Honda Finance Corp.
1.95%, 05/10/23 ................. 590 582,053
1.20%, 07/08/25 ................. 1,420 1,284,804
Capital One Financial Corp.
3.30%, 10/30/24 ................. 1,000 963,352
(SOFR + 1.29%), 2.64%, 03/03/26
(a)
... 1,475 1,370,499
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(l)
.................... 16,300 12,795,500
(SOFR + 0.86%), 1.88%, 11/02/27
(a)
.... 300 254,741
3.80%, 01/31/28 ................. 560 506,043
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
.... 420 314,310
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 444 404,687
5.38%, 02/15/26 ................. GBP 300 295,858
4.25%, 06/01/28 ................. 897 748,655
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. USD 411 410,420
3.81%, 01/09/24 ................. 1,775 1,717,313
5.58%, 03/18/24 ................. 1,700 1,666,510
4.54%, 03/06/25 ................. GBP 600 597,913
4.69%, 06/09/25 ................. USD 200 185,599
5.13%, 06/16/25 ................. 2,956 2,789,311
4.13%, 08/04/25 ................. 3,078 2,793,439
3.38%, 11/13/25 ................. 724 639,659
4.39%, 01/08/26 ................. 2,800 2,534,300
2.70%, 08/10/26 ................. 1,717 1,424,063
4.95%, 05/28/27 ................. 2,126 1,898,050
4.13%, 08/17/27 ................. 519 446,599
3.82%, 11/02/27 ................. 297 249,480

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
2.90%, 02/16/28 ................. USD 3,210 $ 2,522,965
5.11%, 05/03/29 ................. 1,834 1,591,362
4.00%, 11/13/30 ................. 2,217 1,729,260
3.63%, 06/17/31 ................. 892 662,711
General Motors Financial Co., Inc.
3.25%, 01/05/23 ................. 7,750 7,706,801
2.40%, 04/10/28 ................. 255 203,949
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... 2,320 1,738,371
John Deere Capital Corp., 2.60%, 03/07/24 . 205 199,372
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(c)(l)
.......... 736 716,818
Lincoln Financing SARL
(c)
3.63%, 04/01/24 ................. EUR 500 472,384
(EURIBOR 3 Month + 3.88%), 3.88%,
04/01/24
(a)
................... 600 573,094
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)
... USD 2,665 2,595,044
Navient Corp.
7.25%, 09/25/23 ................. 376 374,542
6.13%, 03/25/24 ................. 1,629 1,586,239
5.88%, 10/25/24 ................. 600 568,538
5.50%, 03/15/29 ................. 1,850 1,406,273
OneMain Finance Corp.
6.88%, 03/15/25 ................. 1,610 1,513,159
7.13%, 03/15/26 ................. 5,318 4,793,655
3.50%, 01/15/27 ................. 1,857 1,446,552
6.63%, 01/15/28 ................. 899 771,342
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(c)
.................... 3,277 3,170,497
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,094,312
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 1,525 1,275,953
3.38%, 04/01/30 ................. 527 470,662
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 1,956,277
Volkswagen International Finance NV
(a)(c)(l)
(EUR Swap Annual 5 Year + 2.92%), 3.75% EUR 500 411,690
(EUR Swap Annual 9 Year + 3.36%), 4.38% 100 76,441
115,718,207
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 4,380 2,998,674
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 4,137 3,895,828
2.00%, 09/01/28
(c)
................ EUR 388 288,997
3.25%, 09/01/28
(b)
................ USD 467 381,053
3.00%, 09/01/29
(c)
................ EUR 559 390,184
4.00%, 09/01/29
(b)
................ USD 16,121 11,806,263
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 680 636,211
2.13%, 08/15/26
(c)
................ EUR 800 600,914
4.75%, 07/15/27
(c)
................ GBP 131 94,745
5.25%, 08/15/27
(b)
................ USD 2,087 1,305,899
Ball Corp.
5.25%, 07/01/25 ................. 113 110,434
2.88%, 08/15/30 ................. 747 573,281
3.13%, 09/15/31 ................. 2,726 2,054,723
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,295 2,000,840
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 712,294
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 5,661 5,151,170
8.75%, 04/15/30 ................. 2,587 2,139,527
Crown Americas LLC
4.75%, 02/01/26 ................. 3,652 3,401,436
4.25%, 09/30/26 ................. 4,724 4,279,377
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 368,000
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................ USD 3,023 $ 2,570,519
2.63%, 02/01/29
(c)
................ EUR 100 74,802
3.50%, 03/01/29
(b)
................ USD 364 299,433
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,113,387
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 938 737,658
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 2,185 1,769,631
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 4,205 3,994,750
OI European Group BV
(c)
3.13%, 11/15/24 ................. EUR 200 181,462
2.88%, 02/15/25 ................. 766 671,893
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... USD 3,552 2,868,240
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 523 452,578
Silgan Holdings, Inc.
3.25%, 03/15/25 ................. EUR 100 92,037
2.25%, 06/01/28 ................. 103 80,732
Titan Holdings II BV, 5.13%, 07/15/29
(c)
... 385 295,252
Trivium Packaging Finance BV
(b)(d)
5.50%, 08/15/26 ................. USD 4,450 3,979,943
8.50%, 08/15/27 ................. 8,949 7,900,288
Verallia SA, 1.88%, 11/10/31
(c)
......... EUR 300 200,665
WestRock MWV LLC, 8.20%, 01/15/30 .... USD 200 224,561
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 313,124
4.90%, 03/15/29 ................. 400 382,402
3.00%, 06/15/33 ................. 1,855 1,435,257
73,828,464
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 2,568 2,246,435
3.88%, 11/15/29 ................. 745 583,569
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 831 720,571
Resideo Funding, Inc., 4.00%, 09/01/29 ... 493 397,348
3,947,923
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 998 967,751
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 1,634 1,274,520
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 1,791 1,535,861
Service Corp. International
5.13%, 06/01/29 ................. USD 716 650,686
3.38%, 08/15/30 ................. 1,285 1,004,986
4.00%, 05/15/31 ................. 3,371 2,710,925
Sotheby's
(b)
7.38%, 10/15/27 ................. 7,409 6,805,092
5.88%, 06/01/29 ................. 1,976 1,632,413
16,582,234
Diversified Financial Services — 0.2%
Castor SpA, (EURIBOR 3 Month + 5.25%),
6.25%, 02/15/29
(a)(c)
.............. EUR 248 221,372
doValue SpA
(c)
5.00%, 08/04/25 ................. 500 448,064
3.38%, 07/31/26 ................. 403 321,478
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. 1,732 1,309,241
7.75%, 11/01/25 ................. GBP 744 647,956
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. USD 3,083 2,273,713
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 1,541 1,271,995
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. 355 350,142
1.16%, 04/03/26 ................. 2,845 2,485,119

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ USD 258 $ 151,301
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 1,924 1,842,057
7.38%, 09/01/25 ................. 1,453 1,301,351
Shell International Finance BV
2.38%, 11/07/29 ................. 20 16,762
4.38%, 05/11/45 ................. 10 8,404
3.00%, 11/26/51 ................. 130 86,179
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 5,879 5,360,913
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 ................. 880 828,872
2.88%, 03/11/41 ................. 1,325 934,946
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 12,882 12,431,130
32,290,995
Diversified Telecommunication Services — 1.6%
Altice France Holding SA
8.00%, 05/15/27
(c)
................ EUR 299 221,546
8.00%, 05/15/27
(b)
................ 500 370,479
10.50%, 05/15/27
(b)
............... USD 13,588 10,642,875
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 817 708,768
5.88%, 02/01/27
(c)
................ 1,400 1,183,616
8.13%, 02/01/27
(b)
................ USD 10,069 8,999,169
5.50%, 01/15/28
(b)
................ 4,359 3,451,848
4.13%, 01/15/29
(c)
................ EUR 599 446,158
5.13%, 01/15/29
(b)
................ USD 894 659,540
5.50%, 10/15/29
(b)
................ 325 244,525
AT&T, Inc.
4.35%, 03/01/29 ................. 25 23,373
4.50%, 05/15/35 ................. 2,915 2,524,604
5.35%, 09/01/40 ................. 1,500 1,353,626
4.65%, 06/01/44 ................. 200 162,965
3.65%, 06/01/51 ................. 710 479,645
3.50%, 09/15/53 ................. 164 109,280
3.55%, 09/15/55 ................. 926 608,230
3.65%, 09/15/59 ................. 406 263,048
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)
(m)
......................... 1,000 4,250
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ............... 400 337,447
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ............... 1,000 812,962
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ 4,098 3,698,445
5.00%, 02/01/28
(b)
................ 2,233 1,925,427
5.38%, 06/01/29
(b)
................ 5,674 4,966,566
6.38%, 09/01/29
(b)
................ 6,094 5,594,901
4.50%, 08/15/30
(b)
................ 4,324 3,419,592
4.25%, 02/01/31
(b)
................ 7,673 5,885,497
4.75%, 02/01/32
(b)
................ 3,869 3,013,100
4.50%, 05/01/32 ................. 1,279 975,455
4.50%, 06/01/33
(b)
................ 2,030 1,499,703
4.25%, 01/15/34
(b)
................ 10,437 7,470,596
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 200 159,843
1.75%, 10/23/30 ................. 400 275,784
0.75%, 11/20/31
(j)
................ 5,500 3,511,439
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 3,359 2,510,853
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
............... 12 13,748
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
eircom Finance DAC, 1.75%, 11/01/24
(c)
... EUR 1,403 $ 1,323,447
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 1,705 1,528,072
5.00%, 05/01/28 ................. 7,654 6,568,663
6.75%, 05/01/29 ................. 3,439 2,837,175
6.00%, 01/15/30 ................. 2,704 2,124,330
8.75%, 05/15/30 ................. 1,319 1,319,844
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ 4,620 4,039,728
5.63%, 10/15/28
(c)
................ EUR 500 419,633
7.00%, 10/15/28
(b)
................ USD 5,013 4,294,737
Iliad SA
(c)
1.50%, 10/14/24 ................. EUR 300 273,434
2.38%, 06/17/26 ................. 300 258,908
1.88%, 02/11/28 ................. 200 155,832
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
216 165,447
Koninklijke KPN NV, (EUR Swap Annual 5 Year
+ 3.77%), 6.00%
(a)(c)(l)
............. 325 311,015
Level 3 Financing, Inc.
(b)
4.63%, 09/15/27 ................. USD 1,045 864,821
4.25%, 07/01/28 ................. 559 436,026
3.63%, 01/15/29 ................. 1,274 943,257
3.75%, 07/15/29 ................. 2,549 1,867,142
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 775 612,250
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 1,947 1,657,311
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 1,103 1,124,554
Series Y, 7.50%, 04/01/24 .......... 1,612 1,660,360
5.13%, 12/15/26
(b)
................ 2,617 2,251,693
4.00%, 02/15/27
(b)
................ 5,700 4,786,740
4.50%, 01/15/29
(b)
................ 5,451 3,829,327
5.38%, 06/15/29
(b)
................ 5,406 4,017,543
Series P, 7.60%, 09/15/39 .......... 800 543,416
Series U, 7.65%, 03/15/42 .......... 1,212 820,229
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(c)(l)
................... 4,615 4,240,897
Quebecor Media, Inc., 5.75%, 01/15/23 ... 2,730 2,702,700
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 900 771,404
Sprint Capital Corp.
6.88%, 11/15/28 ................. USD 9,502 9,763,305
8.75%, 03/15/32 ................. 9,406 10,899,203
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 3,059 3,039,881
4.13%, 06/15/29 ................. 4,819 4,772,912
TDC Holding A/S, 6.88%, 02/23/23
(c)(d)
.... GBP 700 772,792
Telecom Italia Capital SA
6.38%, 11/15/33 ................. USD 1,333 1,036,314
6.00%, 09/30/34 ................. 4,075 3,036,771
7.20%, 07/18/36 ................. 142 111,283
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 410 413,875
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 200 189,048
5.30%, 05/30/24
(b)
................ USD 1,446 1,365,299
2.75%, 04/15/25
(c)
................ EUR 500 450,803
2.38%, 10/12/27
(c)
................ 600 463,855
1.63%, 01/18/29
(c)
................ 2,749 1,899,548
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 555,130
4.90%, 03/06/48 ................. 670 487,894
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 3,275 2,989,687
4.02%, 12/03/29 ................. 24 21,796

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
1.50%, 09/18/30 ................. USD 285 $ 214,248
1.68%, 10/30/30 ................. 711 532,846
2.55%, 03/21/31 ................. 420 335,340
2.36%, 03/15/32 ................. 540 414,086
5.85%, 09/15/35 ................. 690 692,234
4.27%, 01/15/36 ................. 720 614,336
2.65%, 11/20/40 ................. 1,400 912,459
3.40%, 03/22/41 ................. 4,055 2,960,757
2.85%, 09/03/41 ................. 440 293,374
3.85%, 11/01/42 ................. 85 65,159
3.70%, 03/22/61 ................. 934 634,073
Virgin Media Finance plc
3.75%, 07/15/30
(c)
................ EUR 661 462,701
5.00%, 07/15/30
(b)
................ USD 1,350 992,783
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................ GBP 100 88,486
5.50%, 05/15/29
(b)
................ USD 2,800 2,397,244
4.50%, 08/15/30
(b)
................ 843 657,920
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 21,199 17,011,137
6.13%, 03/01/28 ................. 13,325 9,348,513
218,175,930
Electric Utilities — 0.8%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(c)
.................... 830 590,586
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 50,857
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,831 1,441,912
Alabama Power Co.
3.94%, 09/01/32 ................. 590 532,730
4.15%, 08/15/44 ................. 300 243,042
3.13%, 07/15/51 ................. 55 36,773
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 200 166,182
3.20%, 09/15/49 ................. 525 362,205
2.90%, 06/15/50 ................. 105 68,172
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 285 241,194
Series K2, 6.95%, 03/15/33 ......... 100 111,040
Commonwealth Edison Co.
5.90%, 03/15/36 ................. 200 205,068
Series 133, 3.85%, 03/15/52 ......... 500 389,210
DTE Electric Co., Series B, 3.65%, 03/01/52 100 75,505
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,205 997,820
6.05%, 04/15/38 ................. 100 103,123
3.70%, 12/01/47 ................. 600 447,954
3.20%, 08/15/49 ................. 882 606,677
3.55%, 03/15/52 ................. 200 145,640
Duke Energy Corp.
2.45%, 06/01/30 ................. 425 339,588
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 18,465 13,535,994
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,225 1,880,567
1.75%, 06/15/30 ................. 255 198,772
6.40%, 06/15/38 ................. 400 428,709
3.85%, 11/15/42 ................. 320 249,689
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,868 2,600,406
4.10%, 05/15/42 ................. 100 80,565
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(l)
........... 1,870 1,477,300
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Emera US Finance LP, 0.83%, 06/15/24 ... USD 975 $ 903,309
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 1,890 1,596,715
Eversource Energy
2.80%, 05/01/23 ................. 690 682,820
4.60%, 07/01/27 ................. 365 352,276
Exelon Corp.
3.95%, 06/15/25 ................. 595 574,800
4.05%, 04/15/30 ................. 300 271,907
4.70%, 04/15/50 ................. 250 209,073
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(d)
......... 1,500 1,391,820
2.65%, 03/01/30 ................. 460 371,450
Series B, 2.25%, 09/01/30 .......... 161 123,862
Series C, 5.35%, 07/15/47
(d)
......... 149 125,755
Series C, 3.40%, 03/01/50 .......... 3,664 2,399,920
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,235 1,190,746
5.45%, 07/15/44 ................. 5,163 4,669,166
4.55%, 04/01/49 ................. 1,448 1,131,007
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 494,788
3.70%, 12/01/47 ................. 365 284,070
3.15%, 10/01/49 ................. 465 327,547
2.88%, 12/04/51 ................. 218 143,687
Georgia Power Co., 4.70%, 05/15/32 ..... 1,640 1,535,906
Interstate Power and Light Co.
3.25%, 12/01/24 ................. 300 289,643
3.10%, 11/30/51 ................. 100 65,398
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 3,114 2,862,544
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 1,025 945,088
4.25%, 07/15/49 ................. 1,175 977,743
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
.................... 4,260 3,306,825
Naturgy Finance BV
(a)(c)(l)
(EUR Swap Annual 9 Year + 3.08%), 3.38% EUR 200 180,794
(EUR Swap Annual 5 Year + 2.44%), 2.37% 900 674,764
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 ................. USD 215 198,871
1.90%, 06/15/28 ................. 700 579,446
2.44%, 01/15/32 ................. 184 143,141
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. 18,905 14,838,473
Northern States Power Co.
2.90%, 03/01/50 ................. 350 233,862
2.60%, 06/01/51 ................. 360 223,852
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 800 654,918
5.75%, 01/15/28 ................. 1,122 1,035,473
5.25%, 06/15/29
(b)
................ 544 476,000
3.63%, 02/15/31
(b)
................ 2,052 1,600,560
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 902,319
4.15%, 04/01/48 ................. 140 112,090
4.00%, 06/01/49 ................. 975 748,784
Series R, 2.90%, 10/01/51 .......... 55 34,374
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 ................. 840 655,697
4.10%, 11/15/48 ................. 245 201,978
3.70%, 05/15/50 ................. 275 213,074
4.60%, 06/01/52
(b)
................ 600 531,824
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,357,995

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.30%, 12/01/27 ................. USD 1,065 $ 897,204
4.45%, 04/15/42 ................. 475 334,736
4.00%, 12/01/46 ................. 258 164,340
4.95%, 07/01/50 ................. 1,540 1,127,167
5.25%, 03/01/52 ................. 470 355,027
PacifiCorp, 2.90%, 06/15/52 .......... 620 396,724
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,979 2,582,644
PECO Energy Co.
2.85%, 09/15/51 ................. 130 83,681
4.60%, 05/15/52 ................. 200 176,132
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 20,002
Progress Energy, Inc.
7.00%, 10/30/31 ................. 100 105,979
6.00%, 12/01/39 ................. 350 337,595
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 600 420,663
2.70%, 01/15/51 ................. 100 63,186
Series 39, 4.50%, 06/01/52 ......... 100 86,645
Public Service Electric & Gas Co.
5.80%, 05/01/37 ................. 100 102,973
2.05%, 08/01/50 ................. 280 151,865
3.00%, 03/01/51 ................. 100 66,538
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 305 294,947
1.10%, 04/01/24 ................. 600 565,314
Series D, 4.70%, 06/01/27 .......... 465 451,319
4.00%, 04/01/47 ................. 725 528,214
Series B, 4.88%, 03/01/49 .......... 70 58,504
3.65%, 02/01/50 ................. 700 479,036
Series 20A, 2.95%, 02/01/51 ........ 240 146,071
Series H, 3.65%, 06/01/51 .......... 435 302,807
3.45%, 02/01/52 ................. 200 134,497
Series E, 5.45%, 06/01/52 .......... 490 437,023
Southern Co. (The), 4.48%, 08/01/24
(d)
.... 1,325 1,308,337
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 81,935
4.45%, 06/15/49 ................. 475 400,238
3.45%, 03/15/51 ................. 135 94,765
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 250 252,487
6.35%, 11/30/37 ................. 300 308,529
4.45%, 02/15/44 ................. 300 252,550
4.60%, 12/01/48 ................. 595 514,088
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 2,250 2,178,338
5.50%, 09/01/26 ................. 302 280,105
5.63%, 02/15/27 ................. 1,344 1,258,320
5.00%, 07/31/27 ................. 140 126,455
4.38%, 05/01/29 ................. 4,967 4,131,203
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 377,836
102,869,453
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 588 408,810
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 3,445 3,286,771
4.00%, 04/15/29 ................. 2,040 1,688,078
5.88%, 09/01/30 ................. 1,853 1,733,778
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 7,058 5,681,690
12,799,127
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28
(c)
........ EUR 500 427,547
Coherent Corp., 5.00%, 12/15/29
(b)
...... USD 5,898 4,878,826
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. USD 3,484 $ 2,910,917
3.75%, 02/15/31 ................. 750 590,778
8,808,068
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 1,728 1,547,563
6.25%, 04/01/28 ................. 4,004 3,519,496
CGG SA, 7.75%, 04/01/27
(c)
.......... EUR 284 235,064
Halliburton Co.
3.80%, 11/15/25 ................. USD 187 180,098
2.92%, 03/01/30 ................. 650 540,990
5.00%, 11/15/45 ................. 275 228,355
Hilong Holding Ltd., 9.75%, 11/18/24
(c)
.... 415 174,300
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,366,087
7.50%, 01/15/28 ................. 2,042 1,666,886
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 2,484 2,248,769
7.38%, 05/15/27
(b)
................ 2,707 2,498,426
Saipem Finance International BV
(c)
2.63%, 01/07/25 ................. EUR 700 590,388
3.38%, 07/15/26 ................. 500 382,249
Tervita Corp., 11.00%, 12/01/25
(b)
....... USD 993 1,069,958
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 1,164 1,076,630
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,266 2,084,720
6.88%, 09/01/27 ................. 2,194 1,993,962
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 717 655,165
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ USD 137 139,397
6.50%, 09/15/28 ................. 1,456 1,310,400
8.63%, 04/30/30 ................. 1,723 1,500,464
25,009,367
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(b)
.................... 483 373,118
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... EUR 700 606,867
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 6,157 4,586,965
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 637,484
6.50%, 05/15/27 ................. 8,772 8,440,857
4.75%, 10/15/27 ................. 1,380 1,198,095
3.75%, 01/15/28 ................. 3,836 3,251,010
NBCUniversal Media LLC, 5.95%, 04/01/41 . 380 383,198
Netflix, Inc.
4.88%, 04/15/28 ................. 2,045 1,913,946
4.63%, 05/15/29 ................. EUR 900 822,740
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 100 95,465
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 3,885 3,106,990
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 69,525
Walt Disney Co. (The)
6.40%, 12/15/35 ................. 375 398,470
3.50%, 05/13/40 ................. 1,108 855,646
3.60%, 01/13/51 ................. 200 148,242
Warnermedia Holdings, Inc.
(b)
4.28%, 03/15/32 ................. 900 740,414
5.14%, 03/15/52 ................. 800 581,455
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................ 1,234 1,010,975
2.25%, 08/15/31
(c)
................ EUR 773 539,775
29,761,237

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. USD 1,925 $ 1,777,492
4.90%, 12/15/30 ................. 835 789,844
1.88%, 02/01/33 ................. 900 632,549
American Tower Corp.
3.50%, 01/31/23 ................. 1,680 1,674,740
3.38%, 10/15/26 ................. 995 909,168
3.95%, 03/15/29 ................. 615 548,541
2.10%, 06/15/30 ................. 1,995 1,528,143
2.70%, 04/15/31 ................. 600 470,826
4.05%, 03/15/32 ................. 600 516,987
Boston Properties LP
3.40%, 06/21/29 ................. 500 423,655
2.90%, 03/15/30 ................. 660 530,797
3.25%, 01/30/31 ................. 200 162,734
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,856 1,521,789
Camden Property Trust, 2.80%, 05/15/30 .. 290 243,428
Crown Castle, Inc.
3.80%, 02/15/28 ................. 1,075 972,679
4.30%, 02/15/29 ................. 715 655,844
3.10%, 11/15/29 ................. 200 168,079
2.10%, 04/01/31 ................. 900 674,504
2.50%, 07/15/31 ................. 1,200 924,706
2.90%, 04/01/41 ................. 200 129,850
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 359 295,278
Duke Realty LP
2.88%, 11/15/29 ................. 100 85,157
3.05%, 03/01/50 ................. 120 81,099
Equinix, Inc.
1.45%, 05/15/26 ................. 500 432,951
2.90%, 11/18/26 ................. 575 515,825
3.90%, 04/15/32 ................. 800 679,574
3.00%, 07/15/50 ................. 225 137,860
2.95%, 09/15/51 ................. 265 158,728
3.40%, 02/15/52 ................. 500 329,273
ERP Operating LP, 2.85%, 11/01/26 ..... 530 483,426
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 998 778,459
GLP Capital LP, 4.00%, 01/15/30 ....... 2,175 1,816,427
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,044,855
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 458 382,820
2.88%, 01/15/31 ................. 75 61,198
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,407 1,089,149
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 3,555 2,941,656
5.63%, 07/15/32 ................. 1,116 892,800
Kimco Realty Corp., 4.60%, 02/01/33 ..... 920 830,677
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(c)
. 2,920 2,044,000
Mid-America Apartments LP, 1.70%, 02/15/31 230 173,723
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 1,055 966,034
5.00%, 10/15/27 ................. 1,392 1,203,036
4.63%, 08/01/29 ................. 4,069 3,273,795
3.50%, 03/15/31 ................. 9,460 6,586,525
Prologis LP
2.13%, 04/15/27 ................. 100 88,734
2.25%, 04/15/30 ................. 600 490,092
Realty Income Corp.
3.88%, 04/15/25 ................. 450 437,619
3.00%, 01/15/27 ................. 370 336,459
3.95%, 08/15/27 ................. 360 338,075
2.20%, 06/15/28 ................. 320 269,562
2.85%, 12/15/32 ................. 45 36,020
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers LP, 2.95%, 09/15/29 .... USD 1,075 $ 891,576
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 5,958 5,183,460
4.50%, 02/15/29
(b)
................ 4,078 3,383,603
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 847 723,389
4.00%, 09/15/29 ................. 741 580,478
SBA Communications Corp.
3.88%, 02/15/27 ................. 5,071 4,497,520
3.13%, 02/01/29 ................. 1,047 842,071
Simon Property Group LP
3.25%, 09/13/49 ................. 200 129,568
3.80%, 07/15/50 ................. 660 462,586
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,546 1,399,420
UDR, Inc.
3.20%, 01/15/30 ................. 300 252,554
2.10%, 08/01/32 ................. 85 61,377
Unibail-Rodamco-Westfield SE, (EUR Swap
Annual 5 Year + 1.68%), 2.13%
(a)(c)(l)
.... EUR 800 680,327
Uniti Group LP
(b)
4.75%, 04/15/28 ................. USD 742 586,157
6.50%, 02/15/29 ................. 2,519 1,688,256
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 564,592
VICI Properties LP
3.50%, 02/15/25
(b)
................ 2,324 2,148,213
4.63%, 06/15/25
(b)
................ 379 356,650
4.50%, 09/01/26
(b)
................ 67 61,186
4.25%, 12/01/26
(b)
................ 147 132,681
4.50%, 01/15/28
(b)
................ 820 727,494
3.88%, 02/15/29
(b)
................ 397 333,045
4.63%, 12/01/29
(b)
................ 1,637 1,420,163
4.13%, 08/15/30
(b)
................ 2,184 1,824,120
5.13%, 05/15/32 ................. 905 802,192
Welltower, Inc., 2.05%, 01/15/29 ........ 485 389,565
74,659,484
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 2,015 1,737,805
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,763 2,426,845
4.63%, 01/15/27 ................. 3,977 3,554,728
5.88%, 02/15/28 ................. 3,075 2,836,688
4.88%, 02/15/30 ................. 4,423 3,741,902
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 1,000 840,224
4.50%, 02/16/26 ................. 2,441 2,092,867
Casino Guichard Perrachon SA
(c)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(l)
.................... EUR 800 257,400
5.25%, 04/15/27 ................. 200 94,575
Iceland Bondco plc, 4.63%, 03/15/25
(c)
.... GBP 1,225 1,025,830
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
.. 971 838,497
Ocado Group plc, 3.88%, 10/08/26
(c)
..... 835 680,049
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 5,164 4,299,546
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 504 412,444
Quatrim SASU, 5.88%, 01/15/24
(c)
...... 900 822,666
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 368 336,573
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 1,630 1,601,149
4.75%, 02/15/29 ................. 2,292 1,961,952
4.63%, 06/01/30 ................. 1,752 1,449,789
Walmart, Inc.
1.50%, 09/22/28 ................. 100 83,618

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
2.65%, 09/22/51 ................. USD 630 $ 422,681
31,517,828
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 7,741 7,081,622
4.63%, 11/15/28 ................. 5,887 5,007,129
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 4,761 4,530,996
General Mills, Inc., 3.00%, 02/01/51 ..... 46 29,842
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 2,114 1,692,341
Knight Castle Investments Ltd., 7.99%,
01/23/23
(c)(e)(m)
................. 231 161,700
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 400 373,832
6.50%, 02/09/40 ................. 1,215 1,220,940
4.38%, 06/01/46 ................. 1,254 974,857
4.88%, 10/01/49 ................. 5,265 4,339,335
5.50%, 06/01/50 ................. 8,287 7,454,810
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,248,211
4.13%, 01/31/30 ................. 2,679 2,267,077
4.38%, 01/31/32 ................. 2,907 2,401,909
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 1,092 823,226
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 501,704
5.63%, 01/15/28 ................. 413 376,954
5.50%, 12/15/29 ................. 124 107,198
4.63%, 04/15/30 ................. 129 105,941
4.50%, 09/15/31 ................. 186 149,730
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 569 505,077
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 3,620 2,959,350
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(c)
EUR 687 667,235
44,981,016
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 ................. USD 100 85,235
4.13%, 10/15/44 ................. 100 80,899
2.85%, 02/15/52 ................. 305 192,788
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 170 130,792
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(c)
123 119,847
Infraestructura Energetica Nova SAPI de CV,
4.75%, 01/15/51
(b)
............... 1,847 1,250,188
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 87,662
Promigas SA ESP
3.75%, 10/16/29
(c)
................ 1,344 1,041,012
3.75%, 10/16/29
(b)
................ 2,312 1,790,789
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 508,075
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 706 514,846
5,802,133
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. USD 500 484,926
4.75%, 11/30/36 ................. 845 824,188
6.15%, 11/30/37 ................. 240 263,408
Avantor Funding, Inc.
2.63%, 11/01/25
(c)
................ EUR 200 177,879
4.63%, 07/15/28
(b)
................ USD 5,444 4,844,860
3.88%, 11/01/29
(b)
................ 1,318 1,070,480
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 158 152,582
3.70%, 06/06/27 ................. 2,775 2,582,399
4.69%, 12/15/44 ................. 474 404,820
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.67%, 06/06/47 ................. USD 285 $ 244,684
3.79%, 05/20/50 ................. 117 87,509
DH Europe Finance II SARL, 2.05%, 11/15/22 715 713,499
Embecta Corp., 6.75%, 02/15/30
(b)
...... 1,236 1,141,092
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,795,580
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 1,942 1,556,882
5.25%, 10/01/29 ................. 11,588 8,748,940
Teleflex, Inc.
4.63%, 11/15/27 ................. 172 154,958
4.25%, 06/01/28
(b)
................ 851 740,174
25,988,860
Health Care Providers & Services — 0.8%
180 Medical, Inc., 3.88%, 10/15/29
(b)
..... 460 381,096
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 705 643,337
5.00%, 04/15/29 ................. 1,223 1,083,105
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 402,170
5.13%, 03/01/30 ................. 204 168,203
Aetna, Inc.
4.75%, 03/15/44 ................. 550 455,455
3.88%, 08/15/47 ................. 326 239,894
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,073,900
Banner Health
2.91%, 01/01/42 ................. 100 71,191
2.91%, 01/01/51 ................. 100 65,159
CAB SELAS, 3.38%, 02/01/28
(c)
........ EUR 514 383,753
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 872 823,700
Centene Corp.
2.45%, 07/15/28 ................. 4,372 3,559,770
4.63%, 12/15/29 ................. 1,334 1,198,732
3.00%, 10/15/30 ................. 9,966 7,892,474
2.50%, 03/01/31 ................. 12,013 9,055,179
2.63%, 08/01/31 ................. 2,562 1,930,911
Chrome Bidco SASU, 3.50%, 05/31/28
(c)
... EUR 1,468 1,138,385
Cigna Corp., 4.13%, 11/15/25 ......... USD 400 388,486
CommonSpirit Health
3.35%, 10/01/29 ................. 500 423,279
2.78%, 10/01/30 ................. 225 179,570
3.82%, 10/01/49 ................. 300 217,761
3.91%, 10/01/50 ................. 440 312,946
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 800 692,630
5.63%, 03/15/27 ................. 2,479 1,908,086
6.00%, 01/15/29 ................. 5,122 3,764,602
5.25%, 05/15/30 ................. 211 146,909
CVS Health Corp.
1.30%, 08/21/27 ................. 160 133,301
4.30%, 03/25/28 ................. 789 744,151
1.88%, 02/28/31 ................. 2,835 2,159,490
5.13%, 07/20/45 ................. 1,450 1,269,708
5.05%, 03/25/48 ................. 1,530 1,347,414
Elevance Health, Inc.
2.38%, 01/15/25 ................. 105 99,093
6.38%, 06/15/37 ................. 500 520,712
4.65%, 01/15/43 ................. 250 215,650
3.70%, 09/15/49 ................. 625 457,182
4.55%, 05/15/52 ................. 400 337,439
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 99,353
4.75%, 02/01/30 ................. 5,092 4,189,065
4.63%, 04/01/31 ................. 1,444 1,141,132
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,133,499

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.50%, 09/01/30 ................. USD 210 $ 173,401
5.50%, 06/15/47 ................. 960 811,003
5.25%, 06/15/49 ................. 965 784,686
3.50%, 07/15/51 ................. 625 386,981
4.63%, 03/15/52
(b)
................ 2,825 2,121,866
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 7,204 6,085,507
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 391,740
Humana, Inc., 2.15%, 02/03/32 ........ 255 193,770
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 208,664
Korian SA
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(l)
GBP 1,100 921,227
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 1,540 1,457,171
4.38%, 02/15/27 ................. 1,962 1,621,263
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 2,236 1,558,954
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2,517 2,322,974
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,674 1,510,785
3.88%, 11/15/30 ................. 2,361 1,981,517
3.88%, 05/15/32 ................. 2,110 1,728,357
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 2,383 2,013,635
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 154 135,520
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 548 490,350
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 3,900 3,604,185
10.00%, 04/15/27 ................ 4,460 4,337,305
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 701,076
Series 20A, 3.36%, 08/15/50 ........ 244 169,258
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 132 127,641
4.63%, 09/01/24
(b)
................ 1,371 1,326,909
4.88%, 01/01/26
(b)
................ 8,341 7,751,041
6.25%, 02/01/27
(b)
................ 3,584 3,344,410
5.13%, 11/01/27
(b)
................ 999 896,390
4.63%, 06/15/28
(b)
................ 234 204,508
6.13%, 10/01/28
(b)
................ 2,154 1,887,095
6.13%, 06/15/30
(b)
................ 2,586 2,368,776
UnitedHealth Group, Inc.
6.88%, 02/15/38 ................. 1,000 1,107,162
3.50%, 08/15/39 ................. 775 608,889
2.75%, 05/15/40 ................. 345 241,565
4.63%, 11/15/41 ................. 115 102,560
4.75%, 07/15/45 ................. 440 389,665
4.25%, 06/15/48 ................. 510 422,425
3.70%, 08/15/49 ................. 400 302,669
2.90%, 05/15/50 ................. 110 72,248
3.25%, 05/15/51 ................. 180 124,903
110,437,923
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 1,065 1,014,793
5.00%, 05/15/27 ................. 3,684 3,435,330
4,450,123
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 2,266 2,245,045
3.88%, 01/15/28 ................. 3,406 2,963,935
4.38%, 01/15/28 ................. 1,015 879,498
4.00%, 10/15/30 ................. 2,412 1,899,643
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Accor SA
(c)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(l)
.................... EUR 600 $ 511,127
0.70%, 12/07/27
(j)
................ 892 330,163
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 1,104 977,051
4.75%, 06/15/31
(b)
................ 3,156 2,555,413
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 3,444 2,885,157
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 5.02%, 11/01/26
(a)(c)
......... EUR 225 209,805
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 12,574 12,118,192
8.13%, 07/01/27 ................. 7,607 7,265,332
4.63%, 10/15/29 ................. 6,880 5,256,888
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 5,686 5,486,421
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 2,089 2,016,615
10.50%, 02/01/26
(b)
............... USD 5,072 5,018,287
7.63%, 03/01/26
(c)
................ EUR 636 489,037
5.75%, 03/01/27
(b)
................ USD 5,948 4,166,871
9.88%, 08/01/27
(b)
................ 4,462 4,372,760
4.00%, 08/01/28
(b)
................ 8,013 6,464,408
6.00%, 05/01/29
(b)
................ 5,863 3,849,470
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,163,501
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 4,168 3,639,977
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 5,334 5,130,935
6.50%, 10/01/28 ................. 435 402,375
Champion Path Holdings Ltd., 4.85%,
01/27/28
(c)
.................... 4,311 2,732,905
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2,842 2,629,817
4.75%, 01/15/28 ................. 3,537 3,059,776
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 933 813,804
4.50%, 03/15/27 ................. 274 213,484
Codere Finance 2 Luxembourg SA
(k)
8.00%, (8.00% Cash or 11.00% PIK),
09/30/26
(c)(d)
.................. 1,127 1,037,207
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)
.................. USD 135 114,922
2.00%, (2.00% Cash or 12.75% PIK),
11/30/27
(a)(c)
.................. EUR 256 205,480
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 627,559
4.50%, 08/28/27 ................. 200 186,313
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................ USD 308 310,010
3.25%, 02/15/30 ................. 325 263,578
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 2,542 2,103,505
6.75%, 01/15/30 ................. 525 398,719
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 816 683,761
Fortune Star BVI Ltd., 6.75%, 07/02/23
(c)
... USD 4,703 2,962,890
Gamma Bidco SpA
(c)
5.13%, 07/15/25 ................. EUR 380 333,759
6.25%, 07/15/25 ................. 1,139 1,020,768
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ USD 1,228 1,200,189
5.75%, 05/01/28
(b)
................ 1,839 1,719,465
3.75%, 05/01/29
(b)
................ 295 243,605
4.88%, 01/15/30 ................. 2,022 1,759,140
4.00%, 05/01/31
(b)
................ 2,094 1,692,643
3.63%, 02/15/32
(b)
................ 123 94,205

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... USD 1,175 $ 1,078,062
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 408 369,860
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 490 486,898
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 2,032 1,849,120
8.00%, 04/15/26 ................. 1,674 1,431,270
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,421,760
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
1,336 921,105
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 1,000 743,000
5.63%, 07/17/27 ................. 630 423,793
5.75%, 07/21/28 ................. 1,000 632,500
5.38%, 12/04/29 ................. 431 259,678
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,559 1,451,187
MGM China Holdings Ltd., 5.25%, 06/18/25
(c)
4,116 3,442,777
MGM Resorts International
6.00%, 03/15/23 ................. 5,798 5,799,739
5.75%, 06/15/25 ................. 261 249,430
Midco GB SASU, 8.50%, (8.50% Cash or
8.50% PIK), 11/01/27
(c)(k)
........... EUR 250 233,987
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,594,005
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 663,460
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,260 1,719,272
7.75%, 02/15/29 ................. 882 665,646
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 800,898
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 1,734 1,866,217
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 484,568
5.88%, 09/01/31 ................. 888 599,400
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,290,898
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................ 747 763,807
9.13%, 06/15/23 ................. 1,114 1,133,495
11.50%, 06/01/25 ................ 2,600 2,762,500
5.50%, 08/31/26 ................. 783 598,995
5.38%, 07/15/27 ................. 2,016 1,482,849
11.63%, 08/15/27 ................ 1,375 1,251,278
5.50%, 04/01/28 ................. 2,772 1,942,174
8.25%, 01/15/29 ................. 1,461 1,422,086
9.25%, 01/15/29 ................. 1,986 1,956,915
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,029,152
7.00%, 05/15/28 ................. 1,055 994,707
7.25%, 11/15/29 ................. 475 442,087
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
.................... 1,028 902,676
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
2,120 2,119,107
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 765,776
4.63%, 12/01/31 ................. 1,835 1,385,948
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 1,111 1,081,085
8.25%, 07/31/25 ................. 1,102 1,073,557
Studio City Finance Ltd.
6.00%, 07/15/25
(c)
................ USD 800 480,000
5.00%, 01/15/29
(b)
................ 3,070 1,458,250
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 941,045
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,358 1,055,845
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... USD 1,844 $ 1,620,922
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 1,974,289
Wynn Macau Ltd., 5.50%, 01/15/26
(c)
..... 4,974 3,739,951
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 1,855 1,811,987
5.13%, 10/01/29 ................. 3,689 2,981,450
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................ 2,101 1,836,085
5.35%, 11/01/43 ................. 48 38,115
182,230,073
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 554,704
4.63%, 04/01/30 ................. 1,114 797,791
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,175,549
4.88%, 02/15/30 ................. 3,450 2,553,914
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,542,509
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,758 1,687,680
KB Home, 7.25%, 07/15/30 ........... 516 468,270
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 995,095
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 527,306
Nobel Bidco BV, 3.13%, 06/15/28
(c)
...... EUR 282 184,480
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 3,344 3,277,521
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,477,102
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 61 49,239
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,998 1,574,472
3.88%, 10/15/31 ................. 1,152 843,840
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 1,665 1,632,033
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,642,930
5.70%, 06/15/28 ................. 343 291,775
22,276,210
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 1,410 1,122,325
4.13%, 04/30/31
(b)
................ 1,294 1,017,407
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 ................. 948 841,530
4.75%, 06/15/28 ................. 552 437,344
4.38%, 03/31/29 ................. 108 80,112
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,287,700
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 126,483
5.50%, 07/15/30 ................. 446 348,742
5,261,643
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,645 1,417,025
2.45%, 01/15/31 ................. 960 734,406
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 1,581 1,490,330
5.13%, 03/15/28 ................. 11,512 9,887,272
4.63%, 02/01/29 ................. 200 162,972
5.00%, 02/01/31 ................. 128 101,703
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 3,832 3,412,016
3.75%, 01/15/32 ................. 2,211 1,714,033

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Colbun SA, 3.15%, 01/19/32
(b)
......... USD 3,740 $ 2,850,114
21,769,871
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 654,875
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 1,345 1,205,013
1,859,888
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 1,576 1,213,520
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 10,382 8,868,074
6.75%, 10/15/27 ................. 18,824 16,222,317
5.88%, 11/01/29 ................. 10,926 8,874,334
Allianz SE
(a)(b)(l)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 26,200 20,054,528
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 10,600 6,840,716
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 2,800 2,577,451
American International Group, Inc.
4.80%, 07/10/45 ................. 455 387,089
4.38%, 06/30/50 ................. 200 160,045
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 3,410 2,830,513
Aon Corp.
3.75%, 05/02/29 ................. 550 494,705
2.80%, 05/15/30 ................. 100 82,910
2.60%, 12/02/31 ................. 1,365 1,067,258
Aon Global Ltd.
3.50%, 06/14/24 ................. 955 931,587
4.60%, 06/14/44 ................. 365 305,827
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(k)
........ 640 650,036
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(c)(l)
..... 3,560 3,515,500
Aviva plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(l)
GBP 3,375 3,000,026
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... USD 10 7,640
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(l)
................... GBP 1,500 991,413
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,567 1,425,952
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,161 1,988,000
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 45,812
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.47%), 4.48%
(a)(c)(l)
... 1,091 1,077,567
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 7,326 6,948,088
5.63%, 12/01/29 ................. 605 505,175
Just Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(l)
................... GBP 550 359,471
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(l)
.............. 2,175 1,760,553
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/51
(b)
.............. USD 11,150 8,614,133
Security
Par (000)
Par (000) Value
Insurance (continued)
(EUR Swap Annual 5 Year + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 3,928 $ 3,272,499
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. USD 1,175 1,116,028
2.38%, 12/15/31 ................. 160 125,725
MetLife, Inc., 5.00%, 07/15/52 ......... 230 209,659
NFP Corp.
(b)
4.88%, 08/15/28 ................. 6,507 5,552,521
6.88%, 08/15/28 ................. 13,059 10,186,020
7.50%, 10/01/30 ................. 871 826,494
Progressive Corp. (The)
3.00%, 03/15/32 ................. 290 241,565
6.25%, 12/01/32 ................. 200 212,989
Prudential Financial, Inc.
3.91%, 12/07/47 ................. 110 83,598
3.94%, 12/07/49 ................. 105 80,020
4.35%, 02/25/50 ................. 230 189,570
3.70%, 03/13/51 ................. 100 73,538
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.88%, 06/17/46
(a)(c)
.. 677 619,783
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,083 918,533
Swiss Re America Holding Corp., 7.00%,
02/15/26 ..................... 100 105,418
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... 575 466,937
Travelers Cos., Inc. (The), 2.55%, 04/27/50 . 260 160,631
126,241,768
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 ................. 1,030 661,147
2.05%, 08/15/50 ................. 335 196,850
Meta Platforms, Inc.
(b)
3.85%, 08/15/32 ................. 1,435 1,261,548
4.45%, 08/15/52 ................. 620 505,971
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 460 309,355
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 2,971 2,785,982
5.00%, 03/01/30 ................. 2,849 2,730,225
8,451,078
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 825 484,720
Amazon.com, Inc.
3.30%, 04/13/27 ................. 100 94,411
3.15%, 08/22/27 ................. 925 861,987
3.88%, 08/22/37 ................. 1,075 934,437
4.05%, 08/22/47 ................. 245 206,896
3.95%, 04/13/52 ................. 850 697,184
2.70%, 06/03/60 ................. 295 174,033
3.25%, 05/12/61 ................. 895 602,205
4.10%, 04/13/62 ................. 325 259,126
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,907 2,755,676
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 ................. 1,346 1,239,694
3.50%, 03/01/29 ................. 960 785,165
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 723 631,721
5.63%, 02/15/29 ................. 1,965 1,789,200
4.13%, 08/01/30 ................. 1,364 1,120,185
3.63%, 10/01/31 ................. 1,788 1,349,940
Very Group Funding plc (The), 6.50%,
08/01/26
(c)
.................... GBP 710 545,016
14,531,596

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 4,676 $ 3,904,460
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 847,269
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,018,680
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,332 1,988,030
Block, Inc., 3.50%, 06/01/31 .......... 12,725 9,865,883
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 2,535 2,180,767
4.00%, 07/01/29 ................. 4,194 3,588,224
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 5,124 4,278,540
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 2,467 2,063,588
5.63%, 09/15/28 ................. 1,358 1,086,400
Centurion Bidco SpA, 5.88%, 09/30/26
(c)
... EUR 785 673,326
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... USD 844 560,288
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................ 195 129,513
Fiserv, Inc.
3.50%, 07/01/29 ................. 10 8,700
2.65%, 06/01/30 ................. 755 612,118
4.40%, 07/01/49 ................. 225 174,509
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 2,122 1,897,492
3.63%, 06/15/29 ................. 1,025 853,313
3.75%, 10/01/30 ................. 3,581 2,931,567
Global Payments, Inc.
1.20%, 03/01/26 ................. 955 821,916
2.15%, 01/15/27 ................. 800 684,555
3.20%, 08/15/29 ................. 1,300 1,083,190
5.40%, 08/15/32 ................. 290 269,111
4.15%, 08/15/49 ................. 305 209,131
5.95%, 08/15/52 ................. 215 189,423
International Business Machines Corp.
4.15%, 05/15/39 ................. 210 173,618
4.25%, 05/15/49 ................. 100 79,219
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,501,230
Mastercard, Inc.
3.35%, 03/26/30 ................. 345 310,960
3.85%, 03/26/50 ................. 160 128,714
Nexi SpA, 0.00%, 02/24/28
(c)(j)(n)
........ EUR 600 409,563
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 4,388 3,817,560
6.00%, 02/15/28 ................. 1,475 1,143,358
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 955 879,100
4.40%, 06/01/32 ................. 380 354,173
3.25%, 06/01/50 ................. 155 104,823
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 604 588,563
Twilio, Inc., 3.88%, 03/15/31 .......... 4,361 3,423,263
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 1,366 1,243,376
4.00%, 11/15/27 ................. 1,411 973,837
4.63%, 08/15/28 ................. 142 98,078
5.25%, 02/01/30 ................. 176 120,259
57,269,687
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 1,397 1,174,590
6.20%, 10/01/40 ................. 875 823,632
5.45%, 11/01/41 ................. 1,769 1,482,045
3,480,267
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27 USD 100 $ 90,764
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. 1,754 1,527,506
3.75%, 03/15/29 ................. 347 288,638
4.00%, 03/15/31 ................. 826 666,106
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
4,971 4,373,719
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 7,249 5,772,234
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 1,700 1,340,069
14,059,036
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 331,200
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 814 674,932
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 820 705,637
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 538,037
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 4,018 3,003,455
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
........ 2,542 2,383,125
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 ................. EUR 677 522,774
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 585 532,875
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 783 666,341
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 787 483,821
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 594,167
Otis Worldwide Corp.
3.11%, 02/15/40 ................. 108 76,230
3.36%, 02/15/50 ................. 10 6,743
Parker-Hannifin Corp., 4.50%, 09/15/29 ... 845 796,591
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 709 635,008
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 1,752 1,477,794
Schenck Process Holding GmbH, 5.38%,
06/15/23
(c)
.................... EUR 1,188 1,133,736
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 658 643,063
Terex Corp., 5.00%, 05/15/29
(b)
........ 2,325 1,995,399
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 6,165 4,873,010
Titan International, Inc., 7.00%, 04/30/28 .. 371 336,612
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 630 484,684
7.63%, 07/15/28
(b)
................ USD 4,134 3,462,225
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 1,148 942,269
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 11,857 10,080,940
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,769,018
39,149,686
Marine — 0.0%
(b)
Danaos Corp., 8.50%, 03/01/28 ........ 1,474 1,414,245
Seaspan Corp., 5.50%, 08/01/29 ....... 2,894 2,286,260
3,700,505
Media — 1.3%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 1,003 863,262
3.00%, 01/15/28
(c)
................ 376 277,067
5.00%, 01/15/28
(b)
................ USD 3,724 2,868,523
4.25%, 08/15/29
(c)
................ EUR 471 356,625
5.75%, 08/15/29
(b)
................ USD 4,786 3,662,343
AMC Networks, Inc.
5.00%, 04/01/24 ................. 266 253,799
4.75%, 08/01/25 ................. 1,561 1,394,803
4.25%, 02/15/29 ................. 940 694,999
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,041 900,465
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 5,520 4,296,823

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC
4.50%, 02/01/24 ................. USD 655 $ 647,402
2.80%, 04/01/31 ................. 755 570,741
6.38%, 10/23/35 ................. 390 357,655
6.48%, 10/23/45 ................. 1,840 1,620,280
5.75%, 04/01/48 ................. 100 80,711
5.13%, 07/01/49 ................. 1,251 917,029
3.90%, 06/01/52 ................. 200 123,822
5.25%, 04/01/53 ................. 1,200 918,906
6.83%, 10/23/55 ................. 225 204,859
3.85%, 04/01/61 ................. 455 265,630
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,639,124
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 17,392 14,691,669
7.75%, 04/15/28 ................. 5,463 4,124,565
7.50%, 06/01/29 ................. 7,419 5,378,775
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 4,150 3,170,455
Comcast Corp.
3.15%, 03/01/26 ................. 2,725 2,567,030
2.35%, 01/15/27 ................. 300 269,031
4.15%, 10/15/28 ................. 1,232 1,163,579
2.65%, 02/01/30 ................. 2,350 1,969,998
4.60%, 10/15/38 ................. 1,600 1,407,841
3.75%, 04/01/40 ................. 190 149,362
4.00%, 08/15/47 ................. 240 185,671
2.80%, 01/15/51 ................. 1,705 1,044,377
2.89%, 11/01/51 ................. 2,548 1,595,636
CSC Holdings LLC
5.25%, 06/01/24 ................. 3,043 2,814,775
6.50%, 02/01/29
(b)
................ 3,885 3,428,513
5.75%, 01/15/30
(b)
................ 415 294,968
4.13%, 12/01/30
(b)
................ 7,796 5,825,171
4.63%, 12/01/30
(b)
................ 3,995 2,716,600
3.38%, 02/15/31
(b)
................ 980 690,900
4.50%, 11/15/31
(b)
................ 2,813 2,113,069
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 4,041 3,483,786
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 10,702 8,767,580
5.75%, 12/01/28
(b)
................ 4,650 3,514,191
5.13%, 06/01/29 ................. 2,119 1,244,912
GCI LLC, 4.75%, 10/15/28
(b)
.......... 3,014 2,502,389
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 119,067
Lamar Media Corp.
3.75%, 02/15/28 ................. 2,041 1,782,844
4.00%, 02/15/30 ................. 958 802,689
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 4,680 3,884,400
5.13%, 07/15/29 ................. 3,274 2,465,541
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 493,589
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 4,490 3,922,239
4.25%, 01/15/29 ................. 999 784,715
4.63%, 03/15/30 ................. 85 66,227
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,771,312
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 3,940 3,231,706
6.50%, 09/15/28 ................. 11,104 7,745,040
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 128 102,042
SES SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 5.40%), 5.63% EUR 800 751,738
Security
Par (000)
Par (000) Value
Media (continued)
(EUR Swap Annual 5 Year + 3.19%), 2.88% EUR 1,400 $ 1,019,003
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 4,370 3,288,425
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 2,875 2,524,897
5.00%, 08/01/27 ................. 1,808 1,658,840
4.00%, 07/15/28 ................. 3,137 2,668,270
4.13%, 07/01/30 ................. 49 39,829
3.88%, 09/01/31 ................. 3,328 2,580,664
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,297,193
Summer BC Holdco A SARL, 9.25%, 10/31/27
(c)
EUR 631 491,741
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... 1,919 1,598,985
Summer BidCo BV
(c)(k)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 790 540,301
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 354 241,093
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... 1,943 1,535,592
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 5,000 4,336,350
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 3,353 3,183,237
6.63%, 06/01/27 ................. 2,150 2,028,982
7.38%, 06/30/30 ................. 1,640 1,565,044
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
3,665 2,844,150
UPCB Finance VII Ltd., 3.63%, 06/15/29
(c)
.. EUR 750 586,104
Videotron Ltd., 3.63%, 06/15/29
(b)
....... USD 1,856 1,503,341
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 567 471,050
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 6,511 5,265,771
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,019 714,050
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 653,805
5.13%, 02/28/30 ................. 2,165 1,547,975
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 2,525 1,994,750
175,132,302
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(c)
.................... 3,359 3,312,814
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 2,487 1,933,332
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,128,050
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 1,656 1,594,009
6.13%, 02/15/28 ................. 2,574 2,273,691
ATI, Inc.
4.88%, 10/01/29 ................. 769 638,479
5.13%, 10/01/31 ................. 2,835 2,315,995
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 28,228
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 38,859
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 10,808 9,947,467
Carpenter Technology Corp., 7.63%, 03/15/30 1,352 1,301,706
Commercial Metals Co.
4.13%, 01/15/30 ................. 563 462,232
4.38%, 03/15/32 ................. 1,677 1,324,830
Constellium SE
4.25%, 02/15/26
(c)
................ EUR 1,142 1,001,699
5.88%, 02/15/26
(b)
................ USD 4,305 3,949,838
5.63%, 06/15/28
(b)
................ 2,235 1,833,044
3.75%, 04/15/29
(b)
................ 6,865 5,012,006
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,269 952,543

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... USD 3,289 $ 2,826,073
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 3,125 2,828,125
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,821 1,248,865
Glencore Funding LLC, 2.63%, 09/23/31
(b)
.. 2,075 1,555,221
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 995 707,569
JSW Steel Ltd., 5.95%, 04/18/24
(c)
...... 630 600,862
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 2,582 2,106,703
4.50%, 06/01/31 ................. 3,079 2,253,027
Mineral Resources Ltd., 8.50%, 05/01/30
(b)
. 1,114 1,076,570
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 3,848 3,039,920
Newmont Corp.
2.80%, 10/01/29 ................. 235 194,536
5.45%, 06/09/44 ................. 200 182,394
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,075,882
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 6,411 5,351,454
4.75%, 01/30/30 ................. 4,208 3,450,560
3.88%, 08/15/31 ................. 5,319 3,967,548
Nucor Corp.
3.95%, 05/23/25 ................. 720 697,779
2.00%, 06/01/25 ................. 205 189,215
2.98%, 12/15/55 ................. 75 44,333
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. 4,374 3,788,977
Southern Copper Corp., 5.88%, 04/23/45 .. 150 140,719
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 87,830
5.00%, 12/15/26 ................. 700 686,013
1.65%, 10/15/27 ................. 535 437,493
3.25%, 10/15/50 ................. 410 250,188
thyssenkrupp AG, 2.88%, 02/22/24
(c)
..... EUR 962 884,354
United States Steel Corp., 6.88%, 03/01/29 . USD 650 590,752
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
............... 3,215 2,675,081
8.95%, 03/11/25
(b)
................ 639 432,923
8.95%, 03/11/25
(c)
................ 2,627 1,779,792
Vedanta Resources Ltd.
7.13%, 05/31/23
(c)
................ 1,040 956,345
86,155,925
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 217 213,203
4.38%, 01/15/27 ................. 862 734,842
948,045
Multiline Retail — 0.0%
(b)
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23 ..................... 430 402,265
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 2,850 2,618,728
3,020,993
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 ................. 825 817,309
3.70%, 07/15/30 ................. 100 89,939
4.60%, 05/01/53
(b)
................ 400 336,788
CMS Energy Corp.
3.45%, 08/15/27 ................. 100 90,567
4.88%, 03/01/44 ................. 300 258,939
Consumers Energy Co.
3.60%, 08/15/32 ................. 640 570,711
3.25%, 08/15/46 ................. 775 562,067
2.50%, 05/01/60 ................. 200 110,306
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Dominion Energy, Inc.
3.90%, 10/01/25 ................. USD 1,120 $ 1,075,609
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(l)
.................... 10,005 8,487,828
Series C, 3.38%, 04/01/30 .......... 300 257,992
Series C, 2.25%, 08/15/31 .......... 300 233,928
NiSource, Inc.
3.60%, 05/01/30 ................. 400 348,886
4.80%, 02/15/44 ................. 100 83,964
3.95%, 03/30/48 ................. 290 213,954
Puget Sound Energy, Inc., 2.89%, 09/15/51 . 100 63,798
San Diego Gas & Electric Co., 2.95%, 08/15/51 450 292,322
Sempra Energy
3.70%, 04/01/29 ................. 840 750,215
3.80%, 02/01/38 ................. 825 643,223
15,288,345
Oil, Gas & Consumable Fuels — 2.8%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 4,730 4,570,788
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,511,233
5.75%, 01/15/28 ................. 732 666,120
5.38%, 06/15/29 ................. 2,275 2,008,597
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 1,069 1,067,022
Apache Corp.
4.25%, 01/15/30 ................. 1,282 1,121,109
5.10%, 09/01/40 ................. 2,177 1,757,416
5.35%, 07/01/49 ................. 1,170 918,450
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 3,865 4,714,542
5.88%, 06/30/29 ................. 4,890 4,352,100
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
1,396 1,039,834
BP Capital Markets America, Inc.
3.02%, 01/16/27 ................. 582 531,544
3.59%, 04/14/27 ................. 732 685,538
4.23%, 11/06/28 ................. 458 430,012
3.63%, 04/06/30 ................. 530 476,158
1.75%, 08/10/30 ................. 60 46,635
3.06%, 06/17/41 ................. 1,525 1,087,344
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(l)
.............. 20,125 17,307,500
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 318 291,050
5.85%, 11/15/43 ................. 1,712 1,268,162
5.60%, 10/15/44 ................. 503 353,099
Callon Petroleum Co.
6.38%, 07/01/26 ................. 507 456,853
8.00%, 08/01/28
(b)
................ 5,075 4,681,687
7.50%, 06/15/30
(b)
................ 4,333 3,793,563
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 765 601,666
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 332,040
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,902,580
5.13%, 06/30/27 ................. 1,165 1,127,971
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 8,495 7,478,913
4.00%, 03/01/31 ................. 5,448 4,568,039
3.25%, 01/31/32 ................. 5,779 4,437,434
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 65,843
6.75%, 04/15/29 ................. 3,948 3,784,632
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,642,556
6.38%, 06/15/26 ................. 2,934 2,738,923

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. USD 1,167 $ 1,060,196
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
746 585,543
CNX Resources Corp.
(b)
6.00%, 01/15/29 ................. 562 512,825
7.38%, 01/15/31 ................. 1,572 1,537,534
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 3,471 3,406,881
5.88%, 07/01/29 ................. 4,170 3,722,267
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,266 2,089,949
5.88%, 01/15/30 ................. 4,058 3,534,336
ConocoPhillips Co., 3.80%, 03/15/52 ..... 465 355,323
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(c)
................ 1,894 1,536,804
4.50%, 02/09/27
(b)
................ 1,016 824,128
Coterra Energy, Inc., 3.90%, 05/15/27
(b)
... 155 143,628
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 8,691 7,357,149
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 5,109 4,590,028
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 2,110 1,909,550
6.00%, 02/01/29 ................. 1,758 1,573,410
8.00%, 04/01/29 ................. 1,564 1,505,350
CrownRock LP, 5.63%, 10/15/25
(b)
...... 9,665 9,252,981
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
.. EUR 599 492,007
DCP Midstream Operating LP
3.25%, 02/15/32 ................. USD 614 485,378
6.45%, 11/03/36
(b)
................ 1,132 1,034,204
6.75%, 09/15/37
(b)
................ 4,179 4,052,115
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,070 1,072,036
4.50%, 01/15/30 ................. 500 455,105
4.75%, 05/15/42 ................. 323 263,026
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 2,585 2,231,212
3.13%, 03/24/31 ................. 269 218,195
4.25%, 03/15/52 ................. 400 292,013
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 3,153 2,664,285
4.38%, 06/15/31 ................. 3,465 2,857,655
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 2,523 2,377,927
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 1,903,230
4.39%, 11/30/46 ................. 3,555 2,488,500
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 495,604
0.55%, 10/04/23 ................. 355 339,400
2.50%, 01/15/25 ................. 1,040 976,438
4.25%, 12/01/26 ................. 500 475,551
3.70%, 07/15/27 ................. 644 596,715
3.13%, 11/15/29 ................. 125 106,892
4.50%, 06/10/44 ................. 30 23,926
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 13,675 12,235,196
Energy Transfer LP
5.88%, 01/15/24 ................. 3,740 3,747,633
4.90%, 02/01/24 ................. 245 243,644
2.90%, 05/15/25 ................. 1,900 1,770,984
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(l)
.................... 5,417 4,718,770
5.25%, 04/15/29 ................. 270 253,923
5.95%, 10/01/43 ................. 220 190,601
5.15%, 03/15/45 ................. 1,250 983,700
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.13%, 12/15/45 ................. USD 150 $ 131,545
5.40%, 10/01/47 ................. 200 161,935
6.00%, 06/15/48 ................. 495 427,676
6.25%, 04/15/49 ................. 2,575 2,284,351
5.00%, 05/15/50 ................. 100 78,160
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 4,395 4,109,325
5.38%, 06/01/29 ................. 2,531 2,315,865
6.50%, 09/01/30
(b)
................ 1,812 1,769,418
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 431 400,076
4.85%, 07/15/26 ................. 1,641 1,507,069
5.60%, 04/01/44 ................. 1,173 892,298
5.05%, 04/01/45 ................. 466 326,603
5.45%, 06/01/47 ................. 427 311,910
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 151,013
4.85%, 08/15/42 ................. 105 88,987
4.45%, 02/15/43 ................. 1,130 907,669
4.85%, 03/15/44 ................. 510 427,874
4.80%, 02/01/49 ................. 575 473,128
4.20%, 01/31/50 ................. 930 710,158
3.30%, 02/15/53 ................. 140 91,080
EOG Resources, Inc., 4.95%, 04/15/50 ... 170 158,151
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 584 539,984
4.13%, 12/01/26 ................. 178 150,796
6.50%, 07/01/27
(b)
................ 4,017 3,712,063
4.50%, 01/15/29
(b)
................ 138 111,184
7.50%, 06/01/30
(b)
................ 681 643,525
4.75%, 01/15/31
(b)
................ 2,573 2,042,319
EQT Corp., 5.70%, 04/01/28 .......... 325 318,614
Exxon Mobil Corp.
2.99%, 03/19/25 ................. 100 95,914
3.45%, 04/15/51 ................. 460 342,536
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 2,053 1,567,472
Genesis Energy LP
6.50%, 10/01/25 ................. 1,269 1,147,301
7.75%, 02/01/28 ................. 840 730,800
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,478 1,348,636
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(c)
.................... 5,565 4,625,906
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(c)
.................... 500 438,750
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 330,837
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,054,310
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 531,820
Hess Corp.
4.30%, 04/01/27 ................. 955 898,390
5.60%, 02/15/41 ................. 1,025 896,438
5.80%, 04/01/47 ................. 800 714,437
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 3,305 2,668,787
HF Sinclair Corp., 2.63%, 10/01/23
(b)
..... 885 856,526
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 997 919,912
5.75%, 02/01/29 ................. 380 332,221
6.00%, 04/15/30 ................. 133 115,912
6.00%, 02/01/31 ................. 130 112,630
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(c)
. 700 614,250
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 1,671 1,270,306
India Green Energy Holdings, 5.38%,
04/29/24
(c)
.................... 1,695 1,584,825
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 3,147 2,441,348

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... USD 941 $ 615,885
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 880,948
6.38%, 03/01/41 ................. 75 69,628
5.40%, 09/01/44 ................. 850 720,113
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 2,105 2,095,191
5.55%, 06/01/45 ................. 775 675,179
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 4,489 4,110,393
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)
.. 2,508 2,468,034
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 256,843
Marathon Oil Corp., 4.40%, 07/15/27 ..... 1,285 1,199,791
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 99,025
4.75%, 09/15/44 ................. 49 39,306
5.00%, 09/15/54 ................. 100 80,412
Matador Resources Co., 5.88%, 09/15/26 .. 3,129 3,018,452
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)
2,590 2,217,688
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)
.................... 798 716,853
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,014,979
4.13%, 03/01/27 ................. 900 839,436
4.25%, 12/01/27 ................. 790 735,466
4.00%, 03/15/28 ................. 425 387,153
4.95%, 03/14/52 ................. 1,345 1,052,559
Murphy Oil Corp.
5.75%, 08/15/25 ................. 215 207,328
5.88%, 12/01/27 ................. 1,175 1,098,320
6.13%, 12/01/42
(d)
................ 150 119,307
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,641,349
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 7,275 6,890,880
6.50%, 09/30/26 ................. 8,812 8,141,407
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,203 1,959,811
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 1,007 1,017,760
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 7,907 7,412,812
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 696,931
6.00%, 06/01/26 ................. 2,322 2,125,524
6.38%, 10/01/30 ................. 47 40,216
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 431 442,852
8.88%, 07/15/30 ................. 1,484 1,652,137
6.63%, 09/01/30 ................. 8,683 8,813,245
7.50%, 05/01/31 ................. 1,275 1,332,375
6.45%, 09/15/36 ................. 2,092 2,092,000
6.20%, 03/15/40 ................. 2,913 2,818,328
6.60%, 03/15/46 ................. 546 562,380
Parkland Corp., 5.88%, 07/15/27
(b)
...... 2,224 2,061,648
PDC Energy, Inc., 6.13%, 09/15/24 ...... 568 559,013
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 965,425
6.88%, 04/01/27 ................. 1,925 1,862,351
Phillips 66, 3.30%, 03/15/52 .......... 810 530,244
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 580 565,941
1.13%, 01/15/26 ................. 310 271,024
1.90%, 08/15/30 ................. 300 229,364
2.15%, 01/15/31 ................. 755 581,573
Plains All American Pipeline LP
6.65%, 01/15/37 ................. 100 92,896
4.30%, 01/31/43 ................. 430 289,207
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Puma International Financing SA, 5.13%,
10/06/24
(c)
.................... USD 829 $ 783,405
Range Resources Corp., 4.88%, 05/15/25 .. 922 869,059
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)
.. 4,035 3,613,342
Repsol International Finance BV
(a)(c)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(l)
..................... EUR 550 477,039
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(l)
..................... 467 375,872
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 300 275,372
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 4,112 3,600,369
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 360,274
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 975 978,569
5.63%, 03/01/25 ................. 1,105 1,103,909
Santos Finance Ltd., 5.25%, 03/13/29
(c)
... 1,100 1,008,720
SM Energy Co.
5.63%, 06/01/25 ................. 421 404,160
6.75%, 09/15/26 ................. 712 685,300
6.63%, 01/15/27 ................. 245 235,171
6.50%, 07/15/28 ................. 1,793 1,703,930
Southwestern Energy Co.
5.70%, 01/23/25
(d)
................ 309 302,542
5.38%, 02/01/29 ................. 2,879 2,610,677
4.75%, 02/01/32 ................. 1,289 1,080,311
Spectra Energy Partners LP, 5.95%, 09/25/43 100 95,330
Sunoco LP
6.00%, 04/15/27 ................. 1,460 1,392,183
5.88%, 03/15/28 ................. 911 826,681
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 482 437,299
6.00%, 12/31/30 ................. 1,094 930,021
6.00%, 09/01/31 ................. 1,126 951,470
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
7,060 6,454,075
TerraForm Power Operating LLC
(b)
5.00%, 01/31/28 ................. 1,080 951,512
4.75%, 01/15/30 ................. 986 836,897
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 194 133,965
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 500 422,709
Valero Energy Corp.
4.35%, 06/01/28 ................. 253 241,811
4.00%, 06/01/52 ................. 90 64,937
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 6,705 5,752,085
4.13%, 08/15/31 ................. 5,825 4,831,663
3.88%, 11/01/33 ................. 16,545 12,863,738
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 1,373 1,263,160
Western Midstream Operating LP
4.75%, 08/15/28 ................. 256 232,960
4.30%, 02/01/30
(d)
................ 1,900 1,624,994
5.45%, 04/01/44 ................. 2,063 1,692,366
5.30%, 03/01/48 ................. 3,045 2,504,512
5.50%, 08/15/48 ................. 856 692,290
5.50%, 02/01/50
(d)
................ 6,750 5,450,625
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 1,425 1,410,938
3.75%, 06/15/27 ................. 500 461,208
383,598,172

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
Fabric BC SpA, (EURIBOR 3 Month + 4.13%),
4.71%, 08/31/26
(a)(c)
.............. EUR 600 $ 580,503
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... USD 187 170,015
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 303,927
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,742,547
2,796,992
Personal Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 1,299 1,145,777
4.75%, 04/15/26
(c)
................ 600 507,058
4.75%, 01/15/29
(b)
................ USD 141 119,285
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 2,137 1,660,235
3,432,355
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 155 125,968
AstraZeneca plc, 6.45%, 09/15/37 ....... 25 26,981
Bayer AG, (EUR Swap Annual 5 Year + 3.75%),
4.50%, 03/25/82
(a)(c)
.............. EUR 1,500 1,265,926
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
USD 1,525 1,459,500
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 332 321,990
3.40%, 07/26/29 ................. 25 22,669
2.95%, 03/15/32 ................. 31 26,483
3.70%, 03/15/52 ................. 760 581,734
3.90%, 03/15/62 ................. 230 173,556
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 3,091 2,757,112
3.13%, 02/15/29 ................. 1,049 809,041
3.50%, 04/01/30 ................. 2,681 2,109,196
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 555,941
5.50%, 01/15/28
(b)
................ USD 2,250 1,856,250
Elanco Animal Health, Inc., 6.40%, 08/28/28
(d)
1,947 1,718,792
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. EUR 558 467,572
4.13%, 05/15/28 ................. 835 677,718
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 3,967 3,426,496
Merck & Co., Inc.
3.40%, 03/07/29 ................. 155 142,163
2.15%, 12/10/31 ................. 1,060 854,925
6.50%, 12/01/33
(d)
................ 185 204,648
2.45%, 06/24/50 ................. 175 107,689
2.75%, 12/10/51 ................. 825 537,311
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(c)
................ EUR 2,411 2,135,373
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 6,866 5,870,430
5.13%, 04/30/31 ................. 6,095 4,992,780
Pfizer, Inc.
3.45%, 03/15/29 ................. 515 474,232
2.55%, 05/28/40 ................. 45 31,683
5.60%, 09/15/40 ................. 140 142,494
4.30%, 06/15/43 ................. 155 136,508
Pharmacia LLC, 6.60%, 12/01/28
(d)
...... 300 320,288
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 1,435 935,627
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,244,026
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 1,888 1,875,807
3.18%, 07/09/50 ................. 1,947 1,291,638
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(c)
................ EUR 408 393,188
6.00%, 01/31/25 ................. 1,100 1,052,316
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.50%, 03/01/25 ................. EUR 1,215 $ 1,121,027
3.75%, 05/09/27 ................. 440 362,577
1.63%, 10/15/28
(c)
................ 300 207,152
4.38%, 05/09/30 ................. 359 276,698
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 1,400 1,347,822
7.13%, 01/31/25 ................. 400 388,700
3.15%, 10/01/26 ................. 660 537,818
4.75%, 05/09/27 ................. 200 168,987
Wyeth LLC, 5.95%, 04/01/37 .......... 700 736,607
46,273,439
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 586,457
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 2,990 2,033,200
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 5,080 4,191,000
House of Finance NV (The), 4.38%, 07/15/26
(c)
EUR 1,000 980,277
Korn Ferry, 4.63%, 12/15/27
(b)
......... USD 1,965 1,735,291
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,471 1,367,769
6.63%, 05/15/25 ................. GBP 500 531,478
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,119 1,885,179
13,310,651
Real Estate Management & Development — 0.5%
ADLER Group SA
(c)
3.25%, 08/05/25 ................. EUR 1,000 539,027
2.75%, 11/13/26 ................. 1,000 490,025
Agile Group Holdings Ltd., 5.75%, 01/02/25
(c)
USD 3,852 1,139,470
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(k)
....... 257 192,750
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 2,861 2,551,297
Aroundtown SA
(a)(c)(l)
(GBP Swap 5 Year + 4.38%), 4.75% ... GBP 329 246,121
(EUR Swap Annual 5 Year + 3.98%), 3.38% EUR 1,100 700,736
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 3.75%
(a)(c)(l)
.......... 1,000 861,182
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 282,100
Central China Real Estate Ltd.
(c)
7.90%, 11/07/23 ................. 557 144,820
7.25%, 08/13/24 ................. 498 112,050
China Aoyuan Group Ltd.
(c)(e)(m)
6.35%, 02/08/24 ................. 6,938 433,625
5.98%, 08/18/25 ................. 1,900 118,512
China Evergrande Group
(c)(e)(m)
11.50%, 01/22/23 ................ 4,595 292,357
10.00%, 04/11/23 ................ 3,674 225,721
7.50%, 06/28/23 ................. 1,500 90,000
12.00%, 01/22/24 ................ 3,281 205,678
10.50%, 04/11/24 ................ 930 59,462
China SCE Group Holdings Ltd., 7.38%,
04/09/24
(c)
.................... 3,349 765,665
CIFI Holdings Group Co. Ltd.
(c)
6.00%, 07/16/25 ................. 3,272 719,840
5.25%, 05/13/26 ................. 4,415 927,150
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(c)(l)
.............. EUR 600 424,264
Consus Real Estate AG, Series CC1, 4.00%,
11/29/22
(c)(j)
................... 400 284,215
Country Garden Holdings Co. Ltd., 4.20%,
02/06/26
(c)
.................... USD 1,982 644,150

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... USD 2,667 $ 2,473,776
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 900 638,336
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 628,298
Easy Tactic Ltd.
(k)
7.50%, (7.50% Cash or 7.50% PIK),
07/11/27 .................... USD 855 115,438
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28 .................... 3,280 355,287
Fantasia Holdings Group Co. Ltd.
(c)(e)(m)
15.00%, 12/18/21 ................ 1,735 155,391
7.95%, 07/05/22 ................. 1,650 140,250
12.25%, 10/18/22 ................ 3,269 277,865
10.88%, 01/09/23 ................ 1,345 114,325
11.75%, 04/17/23 ................ 2,039 173,315
11.88%, 06/01/23 ................ 1,500 127,500
9.25%, 07/28/23 ................. 3,540 300,900
9.88%, 10/19/23 ................. 2,640 224,400
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(c)
.... EUR 1,025 669,282
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(c)
.................... USD 2,656 2,470,578
GLP Pte. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.74%),
4.50%
(a)(c)(l)
................... 800 528,400
Heimstaden Bostad AB, (EUR Swap Annual 5
Year + 3.15%), 2.63%
(a)(c)(l)
.......... EUR 1,275 725,497
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 872 723,760
4.13%, 02/01/29 ................. 1,028 794,130
4.38%, 02/01/31 ................. 504 362,026
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 48 20,568
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(m)
................. 2,986 1,325,075
Kaisa Group Holdings Ltd.
(c)(e)(m)
11.95%, 10/22/22 ................ 1,345 140,637
11.50%, 01/30/23 ................ 1,413 137,767
10.88%, 07/23/23 ................ 3,811 371,572
9.75%, 09/28/23 ................. 1,565 160,706
11.95%, 11/12/23 ................ 1,980 193,050
9.38%, 06/30/24 ................. 744 77,562
KWG Group Holdings Ltd., 5.95%, 08/10/25
(c)
5,766 951,390
Lai Sun MTN Ltd., 5.00%, 07/28/26
(c)
..... 1,000 664,562
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(c)(l)
............. 2,389 2,222,964
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 3,051 2,913,324
3.93%, 02/28/30 ................. 2,507 2,281,840
Modern Land China Co. Ltd., 12.85%,
10/25/21
(c)(e)(m)
................. 330 51,150
Modernland Overseas Pte. Ltd.
(c)(k)
Series 2, 3.00%, (3.00% Cash or 3.00%
PIK), 04/30/27 ................ 16 6,698
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(e)(m)
.................. 1,450 599,642
New Metro Global Ltd., 6.80%, 08/05/23
(c)
.. 2,710 1,842,800
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(c)(l)
............. 6,084 4,593,420
Powerlong Real Estate Holdings Ltd.
(c)
6.95%, 07/23/23 ................. 895 152,150
7.13%, 01/15/24 ................. 1,008 161,280
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.25%, 08/10/24 ................. USD 762 $ 108,252
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 1,995 1,438,894
5.25%, 04/15/30 ................. 1,079 732,738
Redsun Properties Group Ltd., 10.50%,
10/03/22
(c)(e)(m)
................. 4,159 291,130
RKPF Overseas 2019 A Ltd.
(c)
6.70%, 09/30/24 ................. 1,880 1,064,315
6.00%, 09/04/25 ................. 2,230 903,150
Ronshine China Holdings Ltd.
(c)(e)(m)
8.10%, 06/09/23 ................. 945 51,975
7.35%, 12/15/23 ................. 1,027 56,485
Shimao Group Holdings Ltd.
(c)(e)(m)
5.60%, 07/15/26 ................. 895 109,638
3.45%, 01/11/31 ................. 1,145 134,537
Shui On Development Holding Ltd.
(c)
5.75%, 11/12/23 ................. 1,143 942,975
6.15%, 08/24/24 ................. 2,155 1,616,250
Sunac China Holdings Ltd.
(c)(e)(m)
7.50%, 02/01/24 ................. 828 107,640
7.00%, 07/09/25 ................. 3,573 464,490
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(c)
.. 3,674 2,836,558
Times China Holdings Ltd.
(c)
6.75%, 07/08/25 ................. 3,390 457,650
6.20%, 03/22/26 ................. 2,450 294,000
Unique Pub Finance Co. plc (The)
(c)
Series A4, 5.66%, 06/30/27 ......... GBP 544 603,942
Series N, 6.46%, 03/30/32
(d)
......... 800 1,003,792
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)
.................... USD 800 560,400
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 2,113 1,225,889
Yango Justice International Ltd.
(e)(m)
10.25%, 09/15/22 ................ 950 45,303
9.25%, 04/15/23
(c)
................ 2,081 104,050
8.25%, 11/25/23
(c)
................ 4,104 205,200
7.50%, 04/15/24
(c)
................ 2,675 133,750
7.88%, 09/04/24
(c)
................ 1,215 60,750
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(c)
1,830 1,518,900
Yuzhou Group Holdings Co. Ltd.
(c)(e)(m)
8.38%, 10/30/24 ................. 1,745 109,062
7.70%, 02/20/25 ................. 3,562 222,625
8.30%, 05/27/25 ................. 900 56,250
7.38%, 01/13/26 ................. 2,220 138,750
7.85%, 08/12/26 ................. 1,680 105,000
6.35%, 01/13/27 ................. 2,087 130,438
Zhenro Properties Group Ltd., 8.00%,
03/06/23
(e)(m)
.................. 1,041 42,486
61,194,392
Road & Rail — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
1,639 1,385,660
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
266 218,425
Avis Budget Finance plc, 4.75%, 01/30/26
(c)
. EUR 500 447,148
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................. 1,300 1,019,252
6.13%, 11/30/28 ................. GBP 800 692,363
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. USD 300 303,639
5.15%, 09/01/43 ................. 100 94,742
4.90%, 04/01/44 ................. 995 908,812
4.15%, 04/01/45 ................. 100 82,107
4.70%, 09/01/45 ................. 200 176,627
4.05%, 06/15/48 ................. 100 81,750
3.55%, 02/15/50 ................. 105 78,698
2.88%, 06/15/52 ................. 305 199,185

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Canadian National Railway Co., 3.85%,
08/05/32 ..................... USD 740 $ 674,630
Canadian Pacific Railway Co.
3.00%, 12/02/41 ................. 570 403,694
4.80%, 08/01/45 ................. 200 174,701
3.10%, 12/02/51 ................. 515 338,072
CSX Corp.
3.25%, 06/01/27 ................. 600 551,592
4.25%, 03/15/29 ................. 200 188,496
4.10%, 11/15/32 ................. 90 81,731
4.30%, 03/01/48 ................. 430 354,194
4.75%, 11/15/48 ................. 165 145,528
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 925 786,429
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 778,242
5.00%, 12/01/29 ................. 839 624,006
Loxam SAS
(c)
4.25%, 04/15/24 ................. EUR 200 188,479
3.25%, 01/14/25 ................. 708 624,488
3.75%, 07/15/26 ................. 673 556,618
4.50%, 02/15/27 ................. 703 582,172
5.75%, 07/15/27 ................. 200 150,928
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(c)(l)
.............. GBP 600 523,885
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,184,389
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 185,720
3.94%, 11/01/47 ................. 100 77,572
4.15%, 02/28/48 ................. 750 599,854
4.05%, 08/15/52 ................. 100 76,822
3.70%, 03/15/53 ................. 545 395,633
3.16%, 05/15/55 ................. 150 95,876
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 3,115 2,968,861
4.20%, 04/01/27 ................. 340 316,247
Ryder System, Inc.
2.50%, 09/01/24 ................. 550 524,947
2.85%, 03/01/27 ................. 700 627,488
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 4,486 4,474,785
8.00%, 11/01/26 ................. 2,595 2,590,900
7.50%, 09/15/27 ................. 7,320 7,173,600
6.25%, 01/15/28 ................. 4,100 3,813,000
4.50%, 08/15/29 ................. 10,569 8,884,566
Union Pacific Corp.
2.89%, 04/06/36 ................. 200 152,400
3.55%, 08/15/39 ................. 3 2,376
4.05%, 03/01/46 ................. 25 20,394
3.50%, 02/14/53 ................. 515 372,963
3.95%, 08/15/59 ................. 1,005 762,091
3.84%, 03/20/60 ................. 411 305,185
3.80%, 04/06/71 ................. 100 70,368
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 2,670 2,336,103
51,428,433
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
(c)(j)
0.00%, 03/05/25
(n)
................ EUR 600 466,478
2.13%, 11/03/27 ................. 600 386,407
Analog Devices, Inc.
2.95%, 04/01/25 ................. USD 850 816,948
2.80%, 10/01/41 ................. 235 166,162
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,280 1,200,161
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.
4.15%, 11/15/30 ................. USD 340 $ 294,285
2.45%, 02/15/31
(b)
................ 830 625,520
4.15%, 04/15/32
(b)
................ 520 434,901
3.42%, 04/15/33
(b)
................ 1,765 1,347,077
4.93%, 05/15/37
(b)
................ 2,725 2,246,957
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 10,829 9,538,449
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 2,219 1,881,313
3.63%, 05/01/29 ................. 834 659,992
Intel Corp., 2.80%, 08/12/41 .......... 115 77,501
KLA Corp.
4.10%, 03/15/29 ................. 1,326 1,259,948
4.65%, 07/15/32 ................. 195 187,206
5.00%, 03/15/49 ................. 300 274,643
3.30%, 03/01/50 ................. 765 537,345
Lam Research Corp.
3.75%, 03/15/26 ................. 200 191,802
4.88%, 03/15/49 ................. 171 157,689
2.88%, 06/15/50 ................. 314 204,733
NVIDIA Corp., 3.50%, 04/01/40 ........ 790 613,657
NXP BV
4.30%, 06/18/29 ................. 1,070 962,666
3.40%, 05/01/30 ................. 600 502,368
2.50%, 05/11/31 ................. 1,415 1,058,420
2.65%, 02/15/32 ................. 590 438,370
5.00%, 01/15/33 ................. 300 266,908
3.25%, 05/11/41 ................. 100 65,331
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 584 495,192
4.50%, 05/20/52 ................. 200 171,518
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 3,420 2,753,287
Texas Instruments, Inc.
4.15%, 05/15/48 ................. 100 85,266
2.70%, 09/15/51 ................. 265 175,921
TSMC Arizona Corp., 4.50%, 04/22/52 .... 1,285 1,119,351
31,663,772
Software — 0.9%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 170,046
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
10,395 8,217,975
Autodesk, Inc.
3.50%, 06/15/27 ................. 18 16,667
2.40%, 12/15/31 ................. 1,565 1,217,267
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 1,906,001
7.13%, 10/02/25
(b)
................ USD 3,913 3,835,034
9.13%, 03/01/26
(b)
................ 5,305 5,098,105
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 4,410 3,990,212
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.95%, 05/15/28
(a)(c)
......... EUR 865 786,282
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 5,368 5,103,331
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 8,032 7,983,366
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 5,960 4,915,808
4.88%, 07/01/29 ................. 5,744 4,497,552
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
6,608 5,402,469
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 825,680
6.50%, 10/15/28 ................. 1,426 1,210,491
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,141,256
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 3,387 2,885,995
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 1,048 782,856

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Microsoft Corp.
3.45%, 08/08/36 ................. USD 238 $ 208,416
2.53%, 06/01/50 ................. 856 559,262
2.92%, 03/17/52 ................. 2,631 1,855,634
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,671 3,024,720
NCR Corp.
(b)
5.75%, 09/01/27 ................. 884 800,897
5.00%, 10/01/28 ................. 1,675 1,317,854
5.13%, 04/15/29 ................. 1,664 1,248,033
6.13%, 09/01/29 ................. 999 860,155
NortonLifeLock, Inc., 7.13%, 09/30/30
(b)
... 1,803 1,743,880
Open Text Corp.
(b)
3.88%, 02/15/28 ................. 1,995 1,649,905
3.88%, 12/01/29 ................. 2,021 1,556,635
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
2,158 1,723,400
Oracle Corp.
2.95%, 04/01/30 ................. 2,620 2,111,893
3.85%, 07/15/36 ................. 850 636,057
5.38%, 07/15/40 ................. 850 708,375
3.65%, 03/25/41 ................. 370 251,387
4.13%, 05/15/45 ................. 485 333,258
4.00%, 07/15/46 ................. 350 236,538
4.00%, 11/15/47 ................. 435 291,471
3.60%, 04/01/50 ................. 2,635 1,648,726
3.95%, 03/25/51 ................. 942 624,739
4.38%, 05/15/55 ................. 130 88,980
3.85%, 04/01/60 ................. 190 114,856
Picard Midco, Inc., 6.50%, 03/31/29
(b)
..... 15,236 12,869,849
PTC, Inc.
(b)
3.63%, 02/15/25 ................. 860 801,114
4.00%, 02/15/28 ................. 1,628 1,423,825
Roper Technologies, Inc., 3.65%, 09/15/23 . 350 345,604
Salesforce, Inc.
2.70%, 07/15/41 ................. 625 430,282
2.90%, 07/15/51 ................. 355 234,491
3.05%, 07/15/61 ................. 295 184,081
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
9,142 8,339,278
TeamSystem SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(c)
......... EUR 392 348,643
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... USD 800 612,676
VMware, Inc.
4.70%, 05/15/30 ................. 375 337,349
2.20%, 08/15/31 ................. 2,715 1,976,154
Workday, Inc., 3.80%, 04/01/32 ........ 1,110 963,460
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
10,474 8,546,156
121,994,426
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,082,640
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 197,730
4.75%, 03/01/30 ................. 231 180,407
5.00%, 02/15/32
(b)
................ 622 478,978
Carvana Co.
(b)
5.50%, 04/15/27 ................. 3,051 1,662,795
4.88%, 09/01/29 ................. 1,708 832,650
10.25%, 05/01/30 ................ 1,443 963,202
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,184 895,652
Douglas GmbH, 6.00%, 04/08/26
(c)
...... EUR 100 74,492
Dufry One BV
(c)
2.50%, 10/15/24 ................. 500 449,598
0.75%, 03/30/26
(j)
................ CHF 600 452,721
eG Global Finance plc
4.38%, 02/07/25
(c)
................ EUR 453 381,808
6.75%, 02/07/25
(b)
................ USD 1,781 1,606,498
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
6.25%, 10/30/25
(c)
................ EUR 2,401 $ 2,034,584
8.50%, 10/30/25
(b)
................ USD 2,845 2,488,191
Goldstory SASU, 5.38%, 03/01/26
(c)
..... EUR 1,883 1,568,619
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 897 722,273
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 1,793 1,363,843
Home Depot, Inc. (The)
4.20%, 04/01/43 ................. 125 104,797
4.50%, 12/06/48 ................. 815 713,379
3.35%, 04/15/50 ................. 775 555,474
3.63%, 04/15/52 ................. 500 377,829
4.95%, 09/15/52 ................. 165 155,112
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 581,091
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 1,354 917,335
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,713,672
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 801,697
Lowe's Cos., Inc.
5.00%, 04/15/33 ................. 810 765,122
4.65%, 04/15/42 ................. 110 93,151
3.70%, 04/15/46 ................. 735 525,672
5.13%, 04/15/50 ................. 130 118,547
3.00%, 10/15/50 ................. 675 413,335
3.50%, 04/01/51 ................. 130 86,074
4.25%, 04/01/52 ................. 1,240 949,469
5.63%, 04/15/53 ................. 360 332,932
4.45%, 04/01/62 ................. 320 238,841
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,197,405
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 987 903,506
3.75%, 06/15/29 ................. 525 417,272
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 6,051 5,409,231
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 336 263,760
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 722,374
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 5,899 5,067,182
6.13%, 07/01/29 ................. 4,924 3,954,473
6.00%, 12/01/29 ................. 5,044 4,022,691
Staples, Inc., 7.50%, 04/15/26
(b)
........ 3,362 2,822,769
Tendam Brands SAU
(c)
5.00%, 09/15/24 ................. EUR 255 231,794
(EURIBOR 3 Month + 5.25%), 5.52%,
09/15/24
(a)
................... 270 249,663
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 6,322 5,158,499
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... 1,603 1,358,063
58,658,892
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,800 1,533,366
4.50%, 02/23/36 ................. 1,075 1,040,963
3.45%, 02/09/45 ................. 225 177,598
3.85%, 08/04/46 ................. 1,100 909,818
2.65%, 05/11/50 ................. 990 651,040
2.65%, 02/08/51 ................. 1,460 958,538
2.70%, 08/05/51 ................. 370 244,217
3.95%, 08/08/52 ................. 1,110 926,923
Dell International LLC, 6.02%, 06/15/26 ... 875 878,524
HP, Inc.
2.20%, 06/17/25 ................. 500 462,772
1.45%, 06/17/26 ................. 2,170 1,870,705
3.00%, 06/17/27 ................. 500 443,164
Xerox Corp., 4.80%, 03/01/35 ......... 14 9,123
10,106,751

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(c)
EUR 381 $ 297,599
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. USD 317 252,015
4.13%, 08/15/31 ................. 809 615,795
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(e)(j)(m)
............ EUR 1,300 897,102
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 747 595,157
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 1,587 1,237,860
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 2,360 2,206,458
6,101,986
Thrifts & Mortgage Finance — 0.2%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 4,152 3,968,025
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,307 818,509
Jerrold Finco plc
(c)
4.88%, 01/15/26 ................. GBP 317 274,308
5.25%, 01/15/27 ................. 947 789,329
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. USD 2,155 1,735,223
4.75%, 06/15/29 ................. 1,068 799,558
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,055,975
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 3,541 3,023,129
5.13%, 12/15/30 ................. 670 485,884
5.75%, 11/15/31 ................. 1,178 863,915
Nationwide Building Society
(a)(c)(l)
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 3,413,035
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.63%), 5.75% ... 800 713,252
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(c)(l)
.......... EUR 1,200 995,241
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 4,826 3,957,320
22,892,703
Tobacco — 0.0%
Altria Group, Inc.
5.80%, 02/14/39 ................. 200 174,636
5.95%, 02/14/49 ................. 1,420 1,175,729
3.70%, 02/04/51 ................. 385 232,417
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,099,269
4.39%, 08/15/37 ................. 1,775 1,266,271
3.73%, 09/25/40 ................. 420 269,089
4.54%, 08/15/47 ................. 688 455,835
4.76%, 09/06/49 ................. 165 112,457
4,785,703
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,400 1,304,430
2.88%, 01/15/26 ................. 3,485 3,119,654
1.88%, 08/15/26 ................. 1,880 1,593,261
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,835 1,486,095
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,063,412
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 1,729 1,624,244
9.75%, 08/01/27 ................. 308 301,166
5.50%, 05/01/28 ................. 2,086 1,668,508
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 729 532,040
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 255,910
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,627 2,364,300
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... USD 5,370 $ 4,530,400
United Rentals North America, Inc.
5.50%, 05/15/27 ................. 943 911,273
5.25%, 01/15/30 ................. 6 5,430
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,309,270
7.25%, 06/15/28 ................. 6,545 6,410,509
29,479,902
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(l)
. EUR 600 475,418
Autostrade per l'Italia SpA
1.75%, 02/01/27 ................. 500 409,543
1.63%, 01/25/28 ................. 725 558,593
2.00%, 12/04/28 ................. 495 373,439
2.00%, 01/15/30 ................. 3,382 2,473,799
Getlink SE, 3.50%, 10/30/25 .......... 677 603,779
4,894,571
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 1,089 1,009,182
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,172,282
4.38%, 04/22/49 ................. 550 450,524
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 10,525 9,204,662
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(c)(l)
.............. 1,770 1,557,379
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
....... 1,684 655,349
Matterhorn Telecom SA, 4.00%, 11/15/27
(c)
. EUR 1,100 941,951
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. USD 1,719 1,423,332
4.50%, 04/27/31 ................. 1,727 1,239,122
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 775 670,260
4.30%, 02/15/48 ................. 77 58,174
4.35%, 05/01/49 ................. 351 267,508
3.70%, 11/15/49 ................. 240 164,139
4.55%, 03/15/52
(b)
................ 1,480 1,180,405
SoftBank Group Corp.
(c)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(l)
.......................... 565 525,450
2.13%, 07/06/24 ................. EUR 1,370 1,231,898
4.50%, 04/20/25 ................. 200 179,176
4.75%, 07/30/25 ................. 1,783 1,583,150
3.13%, 09/19/25 ................. 1,200 1,007,208
2.88%, 01/06/27 ................. 606 453,081
5.00%, 04/15/28 ................. 200 154,358
Sprint Corp., 7.63%, 03/01/26 ......... USD 2,839 2,936,468
Telefonica Europe BV, (EUR Swap Annual 8
Year + 2.97%), 3.88%
(a)(c)(l)
.......... EUR 800 684,075
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,445,070
2.55%, 02/15/31 ................. 525 415,953
3.50%, 04/15/31 ................. 827 694,936
2.70%, 03/15/32 ................. 249 194,336
4.38%, 04/15/40 ................. 475 386,785
3.00%, 02/15/41 ................. 880 588,141
4.50%, 04/15/50 ................. 109 87,260
3.30%, 02/15/51 ................. 925 602,636
3.40%, 10/15/52 ................. 200 132,038

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 900 $ 756,184
4.25%, 01/31/31
(b)
................ USD 493 373,541
4.50%, 07/15/31
(c)
................ GBP 1,204 951,111
4.75%, 07/15/31
(b)
................ USD 8,258 6,371,014
Vodafone Group plc
6.15%, 02/27/37 ................. 100 94,428
5.25%, 05/30/48 ................. 722 597,839
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 732 620,727
(GBP Swap 5 Year + 3.27%), 4.88%,
10/03/78
(a)(c)
.................. GBP 1,125 1,073,982
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... USD 14,595 13,888,602
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 400 335,177
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(c)
....... 400 289,213
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 7,145 5,656,998
63,295,922
Total Corporate Bonds — 28.8%
(Cost: $4,753,476,815) ........................... 3,907,151,325
Equity-Linked Notes
Aerospace & Defense — 0.1%
Citigroup Inc. (Lockheed Martin Corp.),
13.55%, 11/03/22 ................ 3 1,131,260
Credit Suisse AG (AAR Corp.),
22.60%, 10/07/22 ................ EUR 20 1,785,449
Credit Suisse AG (Boeing Co. (The)),
16.20%, 10/07/22 ................ GBP 335 2,961,791
Royal Bank of Canada (Raytheon Technologies
Corp.), 16.74%, 10/03/22 ........... USD 30 2,489,928
Royal Dutch Shell plc (Raytheon Technologies
Corp.), 16.32%, 11/14/22 ........... 36 2,964,240
11,332,668
Air Freight & Logistics — 0.1%
Credit Suisse AG (United Parcel Service, Inc.),
13.95%, 10/25/22 ................ 37 6,101,717
Societe Generale SA (FedEx Corp.),
15.54%, 11/14/22 ................ 5 766,122
6,867,839
Airlines — 0.1%
JPMorgan Structured Products BV (Delta Air
Lines, Inc.), 16.89%, 10/13/22 ........ 276 7,811,826
Auto Components — 0.0%
Royal Bank of Canada (Lear Corp.),
28.51%, 11/03/22 ................ 22 2,691,461
Automobiles — 0.1%
BNP Paribas SA (Tesla, Inc.) + 0.00%),
26.26%, 10/21/22
(a)
............... 31 8,336,757
Royal Bank of Canada (General Motors Co.),
28.43%, 10/06/22 ................ 76 2,455,298
10,792,055
Banks — 0.7%
BMO Capital Markets Corp (Citigroup, Inc.),
17.71%, 11/03/22 ................ 81 3,416,150
BMO Capital Markets Corp (M&T Bank Corp.),
23.58%, 10/13/22 ................ 14 2,488,638
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA (Citigroup, Inc.),
15.02%, 10/14/22
(b)
............... USD 101 $ 4,231,352
BNP Paribas SA (Signature Bank),
29.81%, 10/19/22
(b)
............... 34 5,224,176
BNP Paribas SA (Wells Fargo & Co.),
14.52%, 10/14/22
(b)
............... 159 6,396,581
Citigroup Inc. (First Citizens BancShares, Inc.),
19.24%, 11/14/22 ................ 5 3,976,742
Credit Suisse AG (Bank of America Corp.),
14.90%, 10/13/22 ................ 380 11,566,859
HSBC Bank plc (Sanofi), 26.10%, 10/20/22 . EUR 42 3,221,445
JPMorgan Structured Products BV (Comerica,
Inc.), 15.97%, 11/17/22 ............. USD 15 1,075,654
JPMorgan Structured Products BV (Wells
Fargo & Co.), 20.06%, 11/02/22 ....... 98 3,952,007
Royal Bank of Canada (Bank of America
Corp.), 17.81%, 10/14/22 ........... 370 11,257,067
Royal Bank of Canada (Fifth Third Bancorp),
19.07%, 10/21/22 ................ 124 4,027,436
Royal Bank of Canada (JPMorgan Chase &
Co.), 13.29%, 10/13/22
(b)
............ 175 18,234,686
Royal Bank of Canada (Keyera Corp.),
18.57%, 10/21/22 ................ 240 3,892,708
Societe Generale SA (Citizens Financial Group,
Inc.), 12.19%, 10/19/22 ............. 247 8,520,693
Societe Generale SA (First Republic Bank),
14.94%, 10/13/22 ................ 37 4,807,837
Societe Generale SA (U.S. Bancorp),
13.86%, 10/14/22 ................ 88 3,556,932
99,846,963
Beverages — 0.1%
Credit Suisse AG (Constellation Brands, Inc.),
10.10%, 10/06/22 ................ 37 8,539,302
Goldman Sachs International (Coca-Cola Co.
(The)), 12.00%, 10/27/22 ........... 198 11,206,866
19,746,168
Building Products — 0.1%
BNP Paribas SA (Owens Corning),
23.31%, 10/26/22
(b)
............... 84 6,667,904
Capital Markets — 0.4%
BNP Paribas SA (Intercontinental Exchange,
Inc.) + 0.00%), 13.19%, 10/31/22
(a)
..... 47 4,235,625
BNP Paribas SA (Invesco Ltd.),
27.68%, 10/06/22
(b)
............... 96 1,323,145
Credit Suisse AG (Bank of New York Mellon
Corp. (The)), 16.45%, 10/14/22 ....... 96 3,731,324
JPMorgan Structured Products BV (CME
Group, Inc.), 10.40%, 10/24/22 ....... 45 8,005,163
Nomura Bank International plc (Newell Brands,
Inc.), 19.84%, 10/27/22 ............. 156 2,198,968
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 17.41%, 10/14/22 ........ 27 7,944,696
Royal Bank of Canada (Morgan Stanley),
13.07%, 10/13/22
(b)
............... 116 9,153,564
UBS AG (LPL Financial Holdings, Inc.),
11.60%, 10/27/22 ................ 56 12,326,642
48,919,127
Chemicals — 0.3%
BMO Capital Markets Corp (PPG Industries,
Inc.), 20.12%, 11/25/22 ............. 13 1,388,691
BNP Paribas SA (Corp Financiera Alba SA) +
0.00%), 27.95%, 11/03/22
(a)
.......... 20 5,178,990
Credit Suisse AG (Dow, Inc.), 17.45%, 10/20/22 236 10,464,281

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Credit Suisse AG (Mosaic Co. (The)),
17.20%, 10/28/22 ................ USD 236 $ 11,583,989
Royal Bank of Canada (Engie Energia Chile
SA), 17.37%, 11/02/22 ............. 33 4,803,215
Societe Generale SA (DuPont de Nemours,
Inc.), 8.93%, 11/02/22 .............. 178 9,045,491
42,464,657
Commercial Services & Supplies — 0.2%
Citigroup, Inc. (Waste Management, Inc.),
8.75%, 10/26/22 ................. 81 13,104,025
Royal Bank of Canada (Republic Services,
Inc.), 9.63%, 10/27/22 ............. 45 6,153,073
Societe Generale SA (Cintas Corp.),
12.22%, 10/13/22 ................ 6 2,421,934
21,679,032
Communications Equipment — 0.0%
Goldman Sachs International (Cisco Systems,
Inc.), 18.03%, 11/03/22 ............. 99 3,966,812
Construction Materials — 0.1%
BNP Paribas SA (Vulcan Materials Co.) +
0.00%), 17.23%, 11/03/22
(a)
.......... 45 7,023,578
Credit Suisse AG (Martin Marietta Materials,
Inc.), 15.35%, 10/31/22 ............. 13 4,153,007
11,176,585
Consumer Finance — 0.3%
BMO Capital Markets Corp (Centuria Office
REIT), 23.72%, 11/25/22 ............ 17 1,560,517
JPMorgan Structured Products BV (American
Express Co.), 13.35%, 11/18/22 ....... 112 15,290,777
JPMorgan Structured Products BV (Discover
Financial Services), 14.59%, 11/18/22 ... 87 7,980,074
Royal Bank of Canada (American Express Co.),
17.34%, 10/19/22 ................ 87 11,834,811
Royal Bank of Canada (Synchrony Financial),
22.86%, 10/19/22 ................ 274 7,828,433
44,494,612
Containers & Packaging — 0.1%
BNP Paribas SA (Packaging Corp. of America),
14.35%, 10/26/22
(b)
............... 45 5,141,611
Credit Suisse AG (Sealed Air Corp.),
16.10%, 11/17/22 ................ 51 2,294,840
Royal Bank of Canada (Sealed Air Corp.),
13.91%, 11/02/22 ................ 112 5,068,636
12,505,087
Diversified Financial Services — 0.0%
Citigroup Inc. (Telefonaktiebolaget LM
Ericsson), 20.05%, 11/14/22 ......... 72 420,452
Credit Suisse AG (Equitable Holdings, Inc.),
19.55%, 10/27/22 ................ 90 2,407,625
Societe Generale SA (Apollo Global
Management, Inc.), 26.42%, 10/21/22 ... 76 3,600,803
6,428,880
Diversified Telecommunication Services — 0.0%
BMO Capital Markets Corp (AT&T, Inc.),
25.55%, 10/21/22 ................ 168 2,571,683
Citigroup Inc. (Verizon Communications, Inc.),
23.25%, 11/17/22 ................ 75 2,879,442
5,451,125
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
JPMorgan Structured Products BV (American
Electric Power Co., Inc.), 18.46%, 11/03/22 USD 23 $ 2,027,520
Royal Bank of Canada (Edison International)
19.99%, 10/03/22 ................ 33 1,910,818
19.09%, 11/14/22
(b)
............... 32 1,797,088
5,735,426
Electrical Equipment — 0.1%
JPMorgan Structured Products BV (Eaton
Corp. plc), 10.70%, 11/02/22
(b)(c)
....... 83 11,153,751
Electronic Equipment, Instruments & Components — 0.1%
Nomura Bank International plc (Corning, Inc.),
11.60%, 10/25/22 ................ 263 7,693,801
Energy Equipment & Services — 0.2%
JPMorgan Structured Products BV (Halliburton
Co.), 19.69%, 10/18/22 ............. 323 8,035,928
Societe Generale SA (Schlumberger NV),
16.00%, 10/19/22 ................ 514 18,516,723
26,552,651
Entertainment — 0.1%
JPMorgan Structured Products BV (Electronic
Arts, Inc.), 12.92%, 11/02/22 ......... 141 16,425,918
Equity Real Estate Investment Trusts (REITs) — 0.4%
BNP Paribas SA (Crown Castle, Inc.),
17.37%, 10/20/22
(b)
............... 43 6,226,661
BNP Paribas SA (Equinix, Inc.),
16.38%, 11/01/22
(b)
............... 17 9,786,012
Citigroup, Inc. (Boston Properties, Inc.),
28.89%, 10/26/22 ................ 85 6,471,918
Credit Suisse AG (Public Storage),
11.85%, 10/27/22 ................ 42 12,270,789
Credit Suisse AG (SL Green Realty Corp.),
26.40%, 10/27/22 ................ 23 939,512
JPMorgan Structured Products BV (American
Tower Corp.), 16.25%, 11/18/22 ....... 60 13,173,459
Royal Bank of Canada (Prologis, Inc.),
16.70%, 10/14/22 ................ 107 10,913,529
59,781,880
Food & Staples Retailing — 0.3%
Credit Suisse AG (Kroger Co. (The)),
18.00%, 12/01/22 ................ 376 16,440,200
Credit Suisse AG (Tesco plc), 20.45%, 10/21/22 24 4,418,837
Royal Bank of Canada (Walmart, Inc.),
10.52%, 10/13/22 ................ 9 1,120,022
Societe Generale SA (Walmart, Inc.),
10.69%, 11/16/22 ................ 95 12,347,307
34,326,366
Food Products — 0.2%
BMO Capital Markets Corp (Kraft Heinz Co.
(The)), 23.93%, 10/21/22 ........... 44 1,480,447
BNP Paribas SA (Hershey Co. (The)),
10.08%, 10/31/22
(b)
............... 28 6,225,817
Credit Suisse AG (Danone SA),
20.70%, 10/20/22 ................ EUR 27 1,309,197
Goldman Sachs International (Archer-Daniels-
Midland Co.), 11.44%, 10/27/22 ....... USD 136 11,039,071
JPMorgan Structured Products BV (Archer-
Daniels-Midland Co.), 15.60%, 10/27/22 . 43 3,475,071
Societe Generale SA (Mondelez International,
Inc.), 14.87%, 10/27/22 ............. 18 1,015,230
24,544,833

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.3%
BNP Paribas SA (Budimex SA) + 0.00%),
14.05%, 11/03/22
(a)
............... USD 45 $ 10,013,160
BNP Paribas SA (Hologic, Inc.),
9.65%, 11/01/22
(b)
................ 88 5,703,203
BNP Paribas SA (Zimmer Biomet Holdings,
Inc.), 19.14%, 10/06/22
(b)
........... 33 3,461,845
Citigroup, Inc. (Boston Scientific Corp.),
10.53%, 10/27/22 ................ 317 12,264,126
JPMorgan Structured Products BV (Abbott
Laboratories), 18.58%, 10/20/22
(b)(c)
.... 103 9,995,369
UBS AG (Medtronic plc), 20.90%, 10/06/22 . 45 3,656,114
45,093,817
Health Care Providers & Services — 0.8%
BMO Capital Markets Corp (Cigna Corp.),
24.78%, 10/21/22 ................ 11 3,044,996
BNP Paribas SA (Elevance Health, Inc.),
18.06%, 10/06/22
(b)
............... 6 2,596,863
BNP Paribas SA (Humana, Inc.)
17.36%, 10/13/22 ................ 6 2,966,343
14.73%, 11/01/22
(b)
............... 28 13,723,357
BNP Paribas SA (McKesson Corp.) + 0.00%),
17.86%, 11/01/22
(a)
............... 25 8,639,041
Credit Suisse AG (Cardinal Health, Inc.),
20.90%, 10/27/22 ................ 69 4,675,864
Credit Suisse AG (CVS Health Corp.),
15.20%, 11/02/22 ................ 121 11,565,944
Goldman Sachs International (CVS Health
Corp.), 15.67%, 10/03/22 ........... 15 1,446,494
Royal Bank of Canada (AmerisourceBergen
Corp.), 14.60%, 11/02/22 ........... 73 9,816,838
Royal Bank of Canada (Cigna Corp.),
14.13%, 11/04/22 ................ 29 8,021,019
Royal Bank of Canada (UnitedHealth Group,
Inc.), 13.75%, 11/10/22 ............. 8 4,283,888
Societe Generale SA (Elevance Health, Inc.),
14.43%, 10/20/22 ................ 20 9,257,193
Societe Generale SA (Laboratory Corp. of
America Holdings), 22.68%, 10/21/22 ... 11 2,306,167
Societe Generale SA (UnitedHealth Group,
Inc.), 9.62%, 10/14/22 ............. 54 27,321,597
109,665,604
Hotels, Restaurants & Leisure — 0.3%
BNP Paribas SA (Marriott International, Inc.),
11.80%, 11/02/22
(b)
................ 68 9,641,993
BNP Paribas SA (MGM Resorts International) +
0.00%), 30.52%, 11/02/22
(a)
.......... 116 3,446,144
Credit Suisse AG (McDonald's Corp.),
7.00%, 10/27/22 ................. 48 11,056,329
JPMorgan Structured Products BV (Hilton
Worldwide Holdings, Inc.), 9.99%, 10/24/22 81 9,804,866
33,949,332
Household Durables — 0.1%
(b)
BNP Paribas SA (DR Horton, Inc.),
10.36%, 11/04/22 ................ 140 9,495,403
BNP Paribas SA (Toll Brothers, Inc.),
18.61%, 12/07/22 ................ 98 4,172,370
13,667,773
Household Products — 0.0%
BNP Paribas SA (Kimberly-Clark Corp.),
16.43%, 10/13/22 ................ 23 2,618,667
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
BNP Paribas SA (Honeywell International, Inc.),
12.02%, 11/18/22
(b)
............... USD 99 $ 16,729,427
Royal Bank of Canada (Siemens AG),
22.84%, 10/07/22 ................ EUR 10 1,035,568
17,764,995
Insurance — 0.4%
BMO Capital Markets Corp (Fidelity National
Financial, Inc.), 16.09%, 11/25/22 ...... USD 72 2,572,066
BNP Paribas SA (American International
Group, Inc.) + 0.00%), 16.44%, 11/25/22
(a)(b)
69 3,289,848
BNP Paribas SA (Chubb Ltd.),
11.54%, 10/27/22
(b)
............... 46 8,393,677
BNP Paribas SA (Willis Towers Watson plc),
15.13%, 10/13/22 ................ 17 3,436,001
Credit Suisse AG (Marsh & McLennan Cos.,
Inc.), 8.75%, 10/21/22 ............. 53 7,994,620
Credit Suisse AG (Prudential plc),
32.70%, 10/07/22 ................ GBP 84 840,619
JPMorgan Structured Products BV (MetLife,
Inc.), 12.47%, 11/03/22 ............. USD 96 5,873,873
Royal Bank of Canada (Prudential plc),
25.64%, 10/07/22 ................ GBP 162 1,619,426
Societe Generale SA (Marsh & McLennan
Cos., Inc.)
13.51%, 10/20/22 ................ USD 64 9,620,994
14.08%, 10/20/22 ................ 82 12,297,453
Societe Generale SA (Progressive Corp. (The)),
10.13%, 10/14/22 ................ 35 4,069,370
60,007,947
Interactive Media & Services — 0.2%
Citigroup, Inc. (Meta Platforms, Inc.),
12.08%, 10/26/22 ................ 59 8,021,392
Societe Generale SA (Alphabet, Inc.),
16.46%, 10/26/22 ................ 211 20,442,238
28,463,630
Internet & Direct Marketing Retail — 0.1%
BMO Capital Markets Corp. (Amazon.com,
Inc.), 11.65%, 10/26/22 ............. 138 15,758,759
IT Services — 0.5%
BNP Paribas SA (Accenture plc) + 0.00%),
16.31%, 12/16/22
(a)
............... 33 8,604,000
Credit Suisse AG (Aeroports de Paris),
11.25%, 10/26/22 ................ 59 13,410,396
Goldman Sachs International (Cognizant
Technology Solutions Corp.),
17.78%, 11/03/22 ................ 75 4,340,996
JPMorgan Structured Products BV (Fiserv,
Inc.), 11.94%, 10/28/22 ............. 68 6,401,521
JPMorgan Structured Products BV (FleetCor
Technologies, Inc.), 13.90%, 11/03/22 ... 28 5,079,457
Nomura Bank International plc (Mastercard,
Inc.), 11.34%, 10/28/22 ............. 54 15,523,688
Royal Bank of Canada (Fidelity National
Information Services, Inc.)
16.35%, 11/04/22 ................ 54 4,175,581
20.34%, 11/14/22
(b)
............... 31 2,386,196
Royal Dutch Shell plc (SS&C Technologies
Holdings, Inc.), 16.22%, 11/14/22 ...... 49 2,357,100
UBS AG (Fidelity National Information Services,
Inc.), 22.30%, 10/03/22 ............. 29 2,240,738
UBS AG (SS&C Technologies Holdings, Inc.),
14.30%, 10/03/22 ................ 38 1,830,573
66,350,246

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Royal Bank of Canada (Mattel, Inc.),
21.16%, 10/21/22 ................ USD 199 $ 3,830,830
Life Sciences Tools & Services — 0.1%
Societe Generale SA (Danaher Corp.),
11.68%, 10/19/22 ................ 38 9,952,386
Machinery — 0.1%
BNP Paribas SA (Pentair plc),
16.80%, 10/26/22
(b)
............... 127 5,220,973
JPMorgan Structured Products BV
(International Paper Co.), 11.41%, 10/28/22 125 4,003,987
9,224,960
Media — 0.0%
JPMorgan Structured Products BV (Publicis
Groupe SA), 20.80%, 11/10/22 ........ EUR 21 994,654
Societe Generale SA (Comcast Corp.),
16.47%, 11/14/22 ................ USD 91 2,695,647
3,690,301
Metals & Mining — 0.1%
JPMorgan Structured Products BV (Alcoa
Corp.), 18.28%, 10/14/22 ........... 277 9,412,921
JPMorgan Structured Products BV (Nucor
Corp.), 13.54%, 10/21/22 ........... 100 10,769,503
20,182,424
Multiline Retail — 0.2%
BMO Capital Markets Corp. (Macy's, Inc.),
18.28%, 10/19/22 ................ 511 8,088,128
Credit Suisse AG (Vinci SA), 11.45%, 10/19/22 57 13,564,038
Merrill Lynch International & Co. (Dollar
General Corp.), 14.48%, 11/25/22 ..... 7 1,721,237
23,373,403
Multi-Utilities — 0.0%
BMO Capital Markets Corp (Sirius Real Estate
Ltd.), 12.71%, 11/25/22 ............. 11 1,600,481
BNP Paribas SA (Public Service Enterprise
Group, Inc.), 16.71%, 10/06/22
(b)
...... 30 1,686,562
Merrill Lynch International & Co. (Ameren
Corp.), 14.73%, 11/25/22 ........... 7 587,048
3,874,091
Oil, Gas & Consumable Fuels — 0.7%
BNP Paribas SA (Exxon Mobil Corp.),
14.71%, 10/28/22
(b)
............... 188 16,579,386
BNP Paribas SA (Williams Cos., Inc. (The)),
21.94%, 10/13/22 ................ 45 1,309,282
Citigroup Inc. (EQT Corp.), 18.27%, 11/14/22 71 2,952,700
Credit Suisse AG (Shell plc), 21.45%, 11/10/22 GBP 75 1,894,388
JPMorgan Structured Products BV (BP plc),
21.43%, 10/07/22 ................ 892 4,257,641
JPMorgan Structured Products BV (Occidental
Petroleum Corp.), 12.58%, 11/02/22 .... USD 134 8,311,546
JPMorgan Structured Products BV (Pioneer
Natural Resources Co.), 10.37%, 11/02/22 61 13,295,376
Nomura Bank International plc (Marathon
Petroleum Corp.), 10.84%, 11/02/22 .... 108 10,710,872
Royal Bank of Canada (Hess Corp.),
27.61%, 10/13/22 ................ 22 2,397,587
Societe Generale SA (Chevron Corp.),
12.39%, 10/28/22 ................ 112 16,298,142
Societe Generale SA (ConocoPhillips),
29.15%, 11/03/22 ................ 15 1,566,934
Societe Generale SA (Williams Cos., Inc.
(The)), 21.73%, 11/02/22 ........... 452 13,203,866
92,777,720
Security
Par (000)
Par (000) Value
Personal Products — 0.0%
BNP Paribas SA (Unilever plc) + 0.00%),
19.34%, 11/25/22
(a)(b)
.............. USD 75 $ 3,277,844
Pharmaceuticals — 0.4%
BMO Capital Markets Corp (Novo Nordisk A/S),
18.84%, 10/13/22 ................ 11 1,052,432
Citigroup, Inc. (Eli Lilly & Co.),
15.77%, 11/01/22 ................ 56 17,885,559
Credit Suisse AG (Pfizer, Inc.),
13.95%, 11/02/22 ................ 192 8,497,860
HSBC Bank plc (Bayer AG), 24.40%, 10/20/22 EUR 74 3,507,495
JPMorgan Structured Products BV
(AstraZeneca plc), 17.92%, 10/07/22 ... GBP 46 5,101,777
Royal Bank of Canada (Merck & Co., Inc.),
12.55%, 10/28/22 ................ USD 82 7,144,652
Royal Bank of Canada (Zoetis, Inc.),
16.67%, 11/04/22 ................ 45 6,632,222
Societe Generale SA (Merck & Co., Inc.),
14.55%, 11/03/22 ................ 14 1,171,601
50,993,598
Professional Services — 0.1%
Societe Generale SA (Hasbro, Inc.),
15.94%, 10/26/22 ................ 52 3,551,361
Toronto-Dominion Bank (Leidos Holdings, Inc.),
16.29%, 11/15/22 ................ 24 2,067,729
UBS AG (Leidos Holdings, Inc.),
19.10%, 10/03/22 ................ 24 2,073,787
7,692,877
Road & Rail — 0.1%
Credit Suisse AG (CSX Corp.),
11.95%, 10/20/22 ................ 365 9,795,323
Credit Suisse AG (Union Pacific Corp.),
12.55%, 10/20/22 ................ 39 7,598,150
17,393,473
Semiconductors & Semiconductor Equipment — 0.2%
BNP Paribas SA (QUALCOMM, Inc.) + 0.00%),
20.04%, 11/03/22
(a)
............... 29 3,285,491
Citigroup, Inc. (NVIDIA Corp.),
13.63%, 11/15/22 ................ 52 6,390,310
Royal Bank of Canada (Applied Materials, Inc.),
27.51%, 10/13/22 ................ 12 996,083
Royal Bank of Canada (Broadcom, Inc.),
24.16%, 10/06/22 ................ 5 2,052,305
Societe Generale SA (KLA Corp.),
21.29%, 10/27/22 ................ 26 7,903,185
20,627,374
Software — 0.8%
BNP Paribas SA (Fair Isaac Corp.) + 0.00%),
21.23%, 11/10/22
(a)
............... 16 6,664,091
Citigroup Inc. (Microsoft Corp.),
16.53%, 11/14/22 ................ 8 1,786,385
Citigroup, Inc. (Microsoft Corp.),
13.07%, 10/26/22 ................ 71 16,636,716
Citigroup, Inc. (Salesforce, Inc.),
19.14%, 12/01/22 ................ 59 8,510,997
Credit Suisse AG (Microsoft Corp.),
9.75%, 10/25/22 ................. 33 7,832,138
Credit Suisse AG (Oracle Corp.),
12.10%, 12/01/22 ................ 268 16,354,180
Credit Suisse AG (Palo Alto Networks, Inc.),
15.65%, 11/18/22 ................ 16 7,989,072
Credit Suisse AG (Synopsys, Inc.),
11.55%, 11/02/22 ................. 40 12,265,921
Royal Bank of Canada (Microsoft Corp.),
12.13%, 10/27/22 ................ 50 11,857,187

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Societe Generale SA (Microsoft Corp.),
8.68%, 10/13/22 ................. USD 48 $ 11,139,730
Societe Generale SA (ServiceNow, Inc.),
22.39%, 10/27/22 ................ 17 6,321,193
107,357,610
Specialty Retail — 0.8%
BMO Capital Markets Corp. (O'Reilly
Automotive, Inc.), 8.69%, 10/27/22 ..... 16 11,360,666
BNP Paribas SA (AutoZone, Inc.),
12.00%, 11/04/22
(b)
............... 6 12,179,173
Citigroup Inc. (Ross Stores, Inc.),
19.60%, 11/17/22 ................ 21 1,811,608
Credit Suisse AG (Ulta Beauty, Inc.),
18.05%, 10/19/22 ................ 22 8,777,657
JPMorgan Structured Products BV (Home
Depot, Inc. (The)), 12.50%, 10/04/22 ... 56 15,595,717
JPMorgan Structured Products BV (Simon
Property Group, Inc.), 16.46%, 11/02/22 . 122 11,096,297
Royal Bank of Canada (AutoNation, Inc.),
16.93%, 10/21/22 ................ 51 5,207,923
Royal Bank of Canada (Lowe's Cos., Inc.),
22.47%, 11/15/22 ................ 65 12,233,004
Royal Bank Of Canada (Home Depot, Inc.
(The)), 16.10%, 11/15/22 ........... 44 12,204,550
UBS AG (Lowe's Cos., Inc.), 12.10%, 10/04/22 64 12,030,182
102,496,777
Technology Hardware, Storage & Peripherals — 0.7%
Credit Suisse AG (Apple, Inc.)
9.85%, 10/27/22 ................. 113 15,671,225
17.40%, 11/23/22 ................ 234 32,372,521
JPMorgan Structured Products BV (Apple,
Inc.), 11.83%, 10/31/22 ............. 96 13,414,092
Societe Generale SA (Apple, Inc.),
8.56%, 10/04/22 ................. 194 26,770,474
88,228,312
Textiles, Apparel & Luxury Goods — 0.0%
Nomura Bank International plc (Ralph Lauren
Corp.), 24.06%, 10/27/22 ........... 24 2,037,661
Tobacco — 0.1%
Credit Suisse AG (British American Tobacco
plc), 24.30%, 10/20/22 ............. GBP 53 1,921,590
Goldman Sachs International (Altria Group,
Inc.), 25.52%, 10/27/22 ............. USD 64 2,645,556
Nomura Bank International plc (Philip Morris
International, Inc.), 20.33%, 10/20/22 ... 179 15,006,693
19,573,839
Trading Companies & Distributors — 0.1%
JPMorgan Structured Products BV (United
Rentals, Inc.), 12.63%, 11/02/22 ....... 45 12,297,274
Wireless Telecommunication Services — 0.0%
Credit Suisse AG (Vodafone Group plc),
19.25%, 11/10/22 ................ GBP 2,508 2,819,093
Royal Bank of Canada (Rogers
Communications, Inc.), 14.26%, 11/03/22 CAD 60 2,317,623
5,136,716
Total Equity-Linked Notes — 11.4%
(Cost: $1,686,817,064) ........................... 1,546,417,667
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. USD 2,659 $ 2,324,953
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. 541 472,872
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 605 577,775
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 04/06/26 ................. 2,833 2,606,947
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 04/06/26 ................. 1,523 1,401,372
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 02/01/28 2,606 2,465,627
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 10.57%
,
 02/01/29 1,118 1,054,302
TransDigm, Inc., Term Loan F, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 12/09/25 ..... 1,964 1,878,253
TransDigm, Inc., Term Loan G, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 08/22/24 ..... 939 914,011
13,696,112
Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.46%
,
 04/20/28 2,258 2,183,508
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.42%
,
 08/11/28 .......... 2,305 2,187,531
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
4.83%, 06/27/25 ............... 1,810 1,753,437
(LIBOR USD 1 Month + 1.75%),
4.87%, 01/29/27 ............... 818 750,877
American Airlines, Inc., Term Loan, Class
B, (LIBOR USD 1 Month + 2.00%),
4.82%
,
 12/15/23 ................. 1,288 1,269,610
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 5.99%
,
 12/11/26 ...... 1,005 882,234
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 3,130 3,137,417
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 6.53%
,
 04/21/28 2,490 2,372,347
14,536,961
Auto Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 04/10/28 ..... 924 870,580
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 04/30/26 4,014 3,787,741
RealTruck Group, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 01/31/28 40 34,623
4,692,944
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 7.37%
,
 12/12/25
(a)
.... 1,935 1,878,889
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(a)(g)
.............. 10,600 10,441,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 6.90%
,
 01/24/29 ..... USD 5,360 $ 4,902,248
Naked Juice LLC, 2nd Lien Term Loan,
01/24/30
(o)
..................... 1,710 1,547,550
6,449,798
Building Products — 0.0%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.07%
,
 04/12/28 ................. 343 280,783
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25% -
6.62%
,
 11/23/27 ................. 2,126 1,843,233
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 10/02/28
(g)
................ 797 739,520
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(g)(o)
............ 160 148,659
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 5.37%
,
 07/28/28 ..... 1,316 1,218,946
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 6.93%
,
 12/31/26 ..... 2,037 1,855,316
6,086,457
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
7.62%
,
 07/31/26 ................. 1,447 1,373,093
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
6.62%, 07/24/26 ............... 1,673 1,518,001
(LIBOR USD 1 Month + 3.75%),
6.87%, 07/24/26 ............... 783 711,993
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
6.04%
,
 10/22/26 ................. 1,600 1,543,243
CML Paradise Plaza, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(g)
............... 9,417 9,176,623
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 06/30/28 ................. 1,626 1,570,743
Greenhill & Co., Inc., Term Loan, (LIBOR USD
3 Month + 3.25%), 6.32%
,
 04/12/24
(g)
... 975 950,485
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.42%
,
 04/01/28 719 665,701
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.19%
,
 08/02/28
(g)
................ 2,328 2,112,946
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.76%
,
 11/28/23 ................. 1,014 1,011,561
20,634,389
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
..................... 165 152,168
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 09/30/28 ..... 1,124 1,034,534
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
7.08%
,
 11/24/27 ................. 946 868,814
Ascend Performance Materials Operations
LLC, Term Loan, (SOFR 6 Month + 4.75%),
8.83%
,
 08/27/26 ................. 2,552 2,493,877
Security
Par (000)
Par (000) Value
Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 5.42%
,
 06/01/24 ........... USD 1,283 $ 1,261,738
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 12/29/27 ................. 862 668,668
Discovery Purchaser Corp., Term Loan,
08/04/29
(o)
..................... 1,712 1,562,200
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.31%
,
 06/09/28 ................. 1,639 1,558,725
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 01/31/26 2,209 2,188,751
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 07/03/28 ................. 1,394 1,236,843
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 06/30/27 ................. 1,012 914,440
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
6.17%
,
 03/02/26 ................. 1,948 1,859,583
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 6.37%
,
 05/15/24 ........... 1,617 1,566,167
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 3 Month + 3.25%),
7.00%
,
 10/14/24 ................. 1,891 1,707,002
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.38%
,
 08/02/28 ................. 1,315 1,245,419
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28 862 805,343
21,124,272
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 05/12/28 ................. 2,913 2,555,110
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 7.21% - 7.56%
,
 02/15/29
(g)
..... 1,398 1,332,067
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 03/11/25 ................. 1,950 1,881,750
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 09/07/27 2,271 2,209,529
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 11/30/28 . 1,890 1,829,303
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 11/30/28 . 142 137,715
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.12%
,
 10/29/28 ........... 1,358 1,221,293
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
7.37%
,
 12/15/28 ................. 1,182 1,005,700
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 6.50%
,
 09/23/26 ........... 1,954 1,889,714
Tempo Acquisition LLC, Term Loan B1, (SOFR
1 Month + 3.00%), 6.03%
,
 08/31/28 .... 5,925 5,760,501
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.12%
,
 11/02/27 ................. 1,389 1,309,513

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.12%
,
 07/30/28 ........... USD 1,335 $ 1,259,314
22,391,509
Communications Equipment — 0.0%
Viasat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.65%
,
 03/02/29
(a)
.......... 2,112 1,866,488
Construction & Engineering — 0.1%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
6.60% - 7.92%
,
 06/21/24 ........... 3,173 2,753,427
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
15.00%
,
 08/01/24
(g)
............... 14,621 12,720,557
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 6.12%
,
 01/21/28 ........... 981 950,533
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
6.62%
,
 05/12/28 ................. 1,329 1,241,648
17,666,165
Construction Materials — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 5.12%
,
 01/15/27 ........... 1,627 1,573,474
New AMI I LLC, 1st Lien Term Loan, (SOFR 1
Month + 6.00%), 9.03%
,
 03/08/29
(g)
.... 1,582 1,392,129
Oscar AcquisitionCo LLC, Term Loan B, (SOFR
3 Month + 4.50%), 8.15%
,
 04/29/29 .... 1,185 1,083,291
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 6.68%
,
 09/22/28 1,284 1,243,683
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 5.81% -
6.67%
,
 05/29/26 ................. 850 800,458
6,093,035
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.56%
,
 12/01/27 ................. 1,649 1,561,056
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
6.38%
,
 04/03/24 ................. 2,620 2,434,836
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 02/05/26 998 953,121
Tosca Services LLC, Term Loan, (SOFR 1
Month + 3.50%), 6.65%
,
 08/18/27 ..... 2,086 1,827,761
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 0.00%),
4.00% - 7.67%
,
 09/15/28 ........... 106 100,214
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 09/15/28 ................. 1,189 1,123,962
8,000,950
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.99%
,
 10/28/27
(a)
1,334 1,261,843
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 12/11/28 ................. USD 1,673 $ 1,541,100
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 12/10/29 ................. 1,629 1,410,111
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 11/24/28 ................. 1,653 1,595,198
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 7.01%
,
 01/15/27 ........... 2,787 2,689,351
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
7.92%
,
 07/30/25 ................. 995 945,047
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 8.67%
,
 09/01/25 ..... 3,914 3,090,521
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
6.12%
,
 02/05/26 ................. 2,343 2,165,866
WCG Purchaser Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%), 7.12% -
7.67%
,
 01/08/27 ................. 1,329 1,246,579
14,683,773
Diversified Financial Services — 0.9%
(a)
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.13%
,
 03/10/28
(g)
1,180 1,147,523
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 5.06%
,
 10/30/26
(g)
... 1,296 1,256,878
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 5.38%
,
 04/13/28 ..... 790 765,357
CML ST Regis Aspen, Term Loan, (LIBOR
USD 3 Month + 2.90%), 0.00% -
15.00%
,
 01/01/28
(g)
............... 11,991 11,536,562
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 05/15/24
(g)
............... 7,906 7,194,353
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
6.78%
,
 04/09/27 ................. 4,006 3,772,428
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
9.87%
,
 04/07/28
(g)
................ 1,440 1,389,600
Houston Center, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 12/09/22
(g)
............... 40,436 38,859,633
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 03/24/25 ................. 2,447 2,355,345
Park Avenue Tower, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 08/01/24
(g)
............... 31,329 30,728,644
Sheraton Austin, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(g)
............... 8,491 8,196,423
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 12/11/26 ................. 3,147 2,753,625
The Vinoy St. Petersburg, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(g)
............... 11,127 10,880,799
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
10.42%
,
 05/29/26 ................ 2,282 1,586,885

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 5.17% 02/28/25 . USD 1,454 $ 1,434,757
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
5.74%
,
 01/31/29 ................. 646 615,778
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.78%
,
 10/19/27 ................. 1,293 1,207,387
125,681,977
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
5.26%, 07/15/25 ............... 944 886,195
(LIBOR USD 3 Month + 2.75%),
5.26%, 01/31/26 ............... 464 433,052
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 6.91%
,
 08/14/26
(g)
... 1,914 1,732,053
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.07%
,
 11/30/27 . 772 737,980
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/11/26 .... 5,664 5,256,719
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
6.63%
,
 10/02/27 ................. 1,328 1,143,782
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. 1,345 1,247,348
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 11/04/26 . 2,221 2,155,386
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 03/01/27 1,115 1,057,332
Orbcomm, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.32% -
7.37%
,
 09/01/28 ................. 1,179 1,076,898
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 09/25/26 .... 1,688 1,557,688
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
5.32%
,
 01/31/28 ................. 462 440,463
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
6.07%
,
 01/31/29 ................. 795 768,169
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 03/09/27 2,529 2,105,561
20,598,626
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 01/15/25 ................. 783 760,193
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 12/13/25 ................. 704 614,578
1,374,771
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
8.39%
,
 06/23/28
(g)
................ 1,672 1,546,469
AZZ, Inc., Term Loan, (SOFR 3 Month +
4.25%), 6.98% - 7.38%
,
 05/13/29 ...... 633 614,895
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 02/12/25
(g)
USD 545 $ 508,436
2,669,800
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 5.88%
,
 07/02/29
(a)
.... 1,300 1,256,671
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 06/28/24
(g)
41 24,644
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 4.12%
,
 06/30/25 399 198,829
223,473
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
5.76%
,
 04/22/26 ................. 1,790 1,396,260
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.48%
,
 07/21/28 1,455 1,380,588
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 07/03/24 ................. 2,954 2,843,993
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
4.81%
,
 10/19/26 ................. 4,477 4,208,229
NASCAR Holdings LLC, Term Loan, 10/19/26
(o)
532 522,156
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 5.87%
,
 03/13/28 1,952 1,866,241
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/30/25 ................. 86 81,826
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 01/23/25 ................. 1,322 1,257,775
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 2.75%),
5.52%
,
 04/29/26 ................. 1,680 1,611,780
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 5.87%
,
 05/18/25 ..... 3,598 3,425,904
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 5.24%
,
 01/20/28 2,952 2,855,675
21,450,427
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 05/11/24
(a)
2,245 2,198,253
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 1 Month + 2.00%),
5.12%, 09/13/26 ............... 1,962 1,900,874
(LIBOR USD 1 Month + 2.75%),
5.87%, 11/22/28 ............... 1,054 1,026,191
2,927,065
Food Products — 0.1%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 10/01/25 ................. 1,811 1,579,908
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 5.62%
,
 10/10/26 .... 218 206,169
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 6.62%
,
 10/25/27 ..... 4,021 3,651,151

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Food Products (continued)
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 01/29/27 ................. USD 4,014 $ 3,780,629
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 5.06% -
5.37%
,
 08/03/25 ................. 1,660 1,602,210
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
5.16%
,
 05/15/24 ................. 489 463,074
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 06/08/28 ................. 1,652 1,569,442
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.17%
,
 03/31/28 ................. 2,407 2,154,359
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
6.15%
,
 01/20/28 ................. 2,922 2,831,164
17,838,106
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 11/03/28 . 3,185 2,886,023
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 05/04/28 ..... 892 867,190
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 10/23/28 .... 6,133 5,628,721
9,381,934
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 09/29/28 ................. 1,630 1,562,130
CNT Holding I Corp., 1st Lien Term Loan,
(SOFR 1 Month + 3.50%), 6.25%
,
 11/08/27 1,596 1,517,947
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
6.12%
,
 11/01/28 ................. 2,308 2,183,123
Envision Healthcare Corp., Term Loan
(SOFR 3 Month + 4.25%), 6.83%, 03/31/27 1,869 813,086
(SOFR 3 Month + 7.88%), 10.53%, 03/31/27 354 338,514
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
7.42%, 02/18/27 ............... 1,340 1,212,626
(LIBOR USD 3 Month + 3.75%),
7.42%, 11/15/28 ............... 417 389,080
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
10.42%
,
 11/15/29 ................ 611 556,068
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
7.37%
,
 08/31/26 ................. 2,043 1,712,494
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38%
,
 11/01/28 ................. 2,197 2,087,038
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29
(g)
................ 404 383,800
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, 11/01/28
(o)
........ 353 335,775
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 10/27/28 ................. 1,613 1,574,349
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 02/14/25 ................. USD 74 $ 67,869
Vizient, Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 5.37%
,
 05/16/29 ........... 350 348,155
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.92%
,
 12/22/28 1,958 1,869,107
16,951,161
Health Care Technology — 0.1%
(a)
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.75%
,
 03/01/24 ................. 2,985 2,973,537
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 06/02/28 ................. 2,666 2,454,462
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 08/27/25 2,744 2,655,097
8,083,096
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 11/19/26 ................. 2,976 2,839,892
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 02/02/26 ................. 246 216,006
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 6.55%
,
 10/02/28 1,438 1,295,312
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 12/23/24 ................. 3,150 3,071,956
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 07/21/25 ................. 89 87,659
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 2,327 2,105,546
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 03/17/28 1,676 1,619,894
CML La Quinta Resort, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(g)
............... 8,826 8,588,327
CML Lake Tahoe Resort Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(g)
............... 5,102 4,967,969
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.03%
,
 01/27/29 5,296 4,904,297
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 5.89%
,
 07/21/26 2,070 1,988,873
Flutter Entertainment plc, Term Loan B,
07/22/28
(o)
..................... 1,953 1,903,863
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 11/30/23 ................. 1,903 1,892,281
Hilton Worldwide Finance LLC, Term Loan
B2, (LIBOR USD 1 Month + 1.75%),
4.83%
,
 06/22/26 ................. 3,294 3,181,381
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 5.87%
,
 02/05/25 .... 2,658 2,564,892
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.01%
,
 03/09/28 2,034 1,862,515
Penn National Gaming, Inc., Facility Term
Loan B, (SOFR 1 Month + 2.75%),
5.88%
,
 05/03/29 ................. 1,953 1,874,643

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
5.91%
,
 04/14/29 ................. USD 1,383 $ 1,340,368
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
6.13%
,
 08/25/28 ................. 1,119 1,072,245
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
5.37%
,
 02/08/27 ................. 2,390 2,281,713
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 6.37%
,
 08/03/28 .... 2,554 2,358,047
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 05/30/25 ................. 913 887,999
52,905,678
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.13% -
7.92%
,
 05/17/28 ................. 1,625 1,192,835
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 6.34%
,
 02/26/29 2,623 2,146,925
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
10.79%, 08/10/23 .............. 1,912 1,421,089
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 1,043 946,468
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28 ................. 642 499,301
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 10/30/27 ................. 2,106 1,701,330
7,907,948
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 5.56%
,
 09/29/28 ..... 1,872 1,720,857
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 03/03/28 634 601,037
2,321,894
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.57%
,
 12/15/27
(a)
................ 1,477 1,443,282
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
6.37%, 05/09/25 ............... 3,826 3,660,931
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
6.49%
,
 11/05/27 ................. 2,006 1,898,453
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 5.37%
,
 02/19/28 .... 2,944 2,810,994
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
6.62%, 02/12/27 ............... 3,785 3,576,499
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 5.77%
,
 04/25/25 .... 1,603 1,539,054
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 5.98%
,
 04/25/25 4,751 4,569,585
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 6.13%
,
 09/01/27 .... 2,257 2,177,947
Security
Par (000)
Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
6.37%, 12/31/25 ............... USD 799 $ 755,413
(LIBOR USD 1 Month + 3.75%),
6.87%, 09/03/26 ............... 946 901,839
(LIBOR USD 1 Month + 4.25%),
7.37%, 09/03/26 ............... 516 496,029
USI, Inc., Term Loan
(LIBOR USD 3 Month + 2.75%),
6.42%, 05/16/24 ............... 3,222 3,130,683
(LIBOR USD 3 Month + 3.25%),
6.92%, 12/02/26 ............... 786 755,681
26,273,108
Interactive Media & Services — 0.1%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 7.70%
,
 02/16/28 ..... 651 622,744
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 3.00%), 6.67%
,
 06/26/28 1,584 1,540,108
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 12/06/27 ..... 1,378 1,235,775
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.12%, 10/30/26 ............... 5,716 5,518,706
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 5.87%
,
 10/10/25 .... 659 628,875
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 7.62%
,
 01/29/26 ..... 3,753 3,506,307
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
8.84%
,
 12/20/24 ................. 1,229 1,104,138
14,156,653
Internet & Direct Marketing Retail — 0.0%
(a)(g)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 11/24/28 ................. 1,353 1,302,048
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 6.62%
,
 02/12/27 ........... 3,409 2,948,420
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 7.37%
,
 02/12/27 .......... 433 378,551
4,629,019
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.00%), 5.25% -
6.67%
,
 09/19/24 ................. 969 943,239
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
9.17%
,
 09/19/25 ................. 805 790,108
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 8.37%
,
 01/31/28 1,906 1,429,500
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 8.37%
,
 01/20/29 1,418 1,077,680
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 6.37%
,
 12/23/26 ..... 808 683,058
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 7.17%
,
 09/29/28 ..... 822 766,319
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
10.87%
,
 07/31/28 ................ 1,398 1,358,856
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 6.37%
,
 07/30/27 1,114 1,041,308

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 4.87%
,
 04/28/28 ........... USD 1,089 $ 1,048,023
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 10/01/27 ................. 2,647 2,516,240
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 08/10/27 ................. 1,585 1,533,602
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 5.13%
,
 05/28/28 ..... 1,545 1,514,529
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 05/05/26 652 616,852
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 7.82%
,
 06/28/29
(g)
... 1,029 946,323
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 02/11/28 ...... 664 620,820
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 6.12%
,
 02/28/27 ..... 3,279 3,167,899
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 5.37%
,
 03/31/28 .......... 1,034 1,001,609
21,055,965
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (SOFR 1 Month + 4.00%),
6.75%
,
 12/01/28
(a)
................ 1,547 1,311,121
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 5.37%
,
 11/08/27 . 2,413 2,343,821
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
5.06%
,
 02/22/28 ................. 2,239 2,215,434
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
7.62%
,
 02/04/27 ................. 2,001 1,862,017
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
5.94%, 07/03/28 ............... 3,406 3,324,077
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 4.87%
,
 03/07/24 ..... 1,996 1,990,378
Maravai Intermediate Holdings LLC, Term
Loan B, (SOFR 3 Month + 3.00%),
5.55%
,
 10/19/27 ................. 2,276 2,200,210
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 11/15/28 ................. 3,280 3,123,922
17,059,859
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.01%
,
 08/17/26 1,470 1,389,713
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 7.67%
,
 10/13/28 575 502,466
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.44%
,
 05/14/28 378 368,501
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.12%, 03/31/25 ............... 1,982 1,900,048
(LIBOR USD 1 Month + 3.50%),
6.62%, 10/21/28 ............... 1,634 1,547,993
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 5.13%
,
 01/29/29 ........... 555 536,183
Security
Par (000)
Par (000) Value
Machinery (continued)
Gardner Denver, Inc., Term Loan B2, (SOFR 1
Month + 1.75%), 4.88%
,
 03/01/27 ..... USD 1,102 $ 1,067,500
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 5.62%
,
 03/31/27 .... 2,374 2,276,757
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 3,276 2,926,208
Ingersoll-Rand Services Co., Term Loan B1,
(SOFR 1 Month + 1.75%), 4.88%
,
 03/01/27 2,271 2,199,700
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 6.82%
,
 06/21/28 ..... 2,336 2,153,802
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 7.63%
,
 04/05/29 ........... 2,017 1,860,682
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. 2,802 2,680,724
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 5.88%
,
 03/02/27 .... 5 4,296
21,414,573
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
6.39%
,
 03/03/25
(a)
................ 1,777 1,551,101
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(p)
............... 1,105 1,108,681
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 5.12%
,
 05/03/28
(a)
.... 1,231 1,207,560
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/30/25
(a)
................ 1,573 1,541,518
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.31%
,
 08/21/26
(a)
................ 3,123 2,780,692
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 12/17/26
(a)
................ 1 469
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
5.62%
,
 09/01/28
(a)
................ 1,628 1,570,062
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
5.07%, 07/17/25 ............... 1,211 1,151,408
(LIBOR USD 1 Month + 2.50%),
5.32%, 04/15/27 ............... 1,439 1,342,603
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 8.12%
,
 08/02/27
(a)
2,470 2,294,779
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.69%
,
 11/12/27
(a)
................ 1,308 1,245,807
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 12/01/23
(a)
................ 1,643 1,342,734
Midcontinent Communications, Term
Loan, (SOFR 1 Month + 1.75%),
4.78%
,
 08/15/26
(a)
................ 1,174 1,167,974
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 09/18/26
(a)
561 552,327
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
6.12%
,
 04/01/28
(a)
................ 677 636,102
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 6.11%
,
 09/28/23
(a)(g)
.. 3,275 3,144,283

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Voyage Digital Ltd., 1st Lien Term Loan, (SOFR
3 Month + 4.50%), 7.26%
,
 05/11/29
(a)(g)
.. USD 1,533 $ 1,488,926
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
5.32%
,
 04/30/28
(a)
................ 1,197 1,140,741
25,267,767
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 03/08/24
(a)
................ 4,161 3,139,862
Multiline Retail — 0.0%
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
7.32%
,
 12/21/27
(a)(g)
............... 689 648,925
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 11.46%
,
 11/01/25 ........... 2,183 2,288,504
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 12/21/28 ................. 3,675 3,393,787
M6 ETX Holdings II Midco LLC, Term Loan,
(SOFR 1 Month + 4.50%), 7.62%
,
 09/19/29 321 314,580
Medallion Midland Acquisition LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/18/28 ................. 2,589 2,498,788
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 4.88%
,
 01/31/28 905 900,932
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.21%
,
 10/05/28 ................. 2,927 2,834,453
12,231,044
Personal Products — 0.0%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/01/26
(a)
................ 5,349 4,964,506
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 6.63% -
7.19%
,
 05/04/25 ................. 1,393 1,153,747
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.88%
,
 08/01/27 2,310 2,193,351
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 11/15/27 ................. 1,516 1,435,947
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.62%
,
 05/05/28 2,639 2,546,848
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 6.19%
,
 06/02/28 ..... 1,578 1,538,488
Perrigo Co. plc, Term Loan B, (SOFR 1 Month
+ 2.50%), 5.63%
,
 04/20/29
(g)
......... 1,097 1,078,048
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(g)(o)
............ 86 78,901
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 11/18/27
(g)
................ 2,254 2,079,320
12,104,650
Security
Par (000)
Par (000) Value
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.87%
,
 02/04/28 ..... USD 1,641 $ 1,572,712
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 6.63%
,
 06/02/28 5,644 4,218,742
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.33%
,
 02/06/26 ................. 5,975 5,767,024
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 6.28%
,
 01/18/29 1,490 1,434,031
Element Materials Technology Group US
Holdings, Inc., Term Loan, (SOFR 3 Month +
4.25%), 0.00%
,
 06/22/29 ........... 722 676,243
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (SOFR 3 Month
+ 4.25%), 7.90%
,
 06/22/29 .......... 1,565 1,465,194
Galaxy US Opco, Inc., 1st Lien Term
Loan, (SOFR 1 Month + 4.75%),
7.78%
,
 04/29/29
(g)
................ 2,430 2,278,125
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 07/11/25 ................. 1,186 1,148,295
Nielsen Finance LLC, Term Loan, (LIBOR USD
1 Month + 2.00%), 4.70%
,
 10/04/23 .... —
(q)
53
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 4.87%
,
 11/16/26 .... 1,513 1,456,992
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 5.37%
,
 12/01/28 .... 2,272 2,196,821
22,214,232
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 08/21/25
(a)
................ 3,576 3,411,093
Road & Rail — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
7.04%
,
 04/06/28 ................. 505 460,090
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 08/06/27 ................. 1,132 1,066,146
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 02/25/27 3,871 3,765,949
5,292,185
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28
(a)
.... 827 816,317
Software — 0.5%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 523 467,527
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 6.58%
,
 02/15/29 ..... 3,078 2,751,513
Barracuda Networks, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.50%), 7.53%
,
 08/15/29 1,326 1,244,066
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/02/25 2,315 2,188,439
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 1.25%),
4.37%
,
 09/21/28 ................. 2,275 2,195,375
Central Parent, Inc., 1st Lien Term Loan,
07/06/29
(o)
..................... 1,115 1,072,050
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.87%
,
 10/08/28
(g)
1,501 1,313,722

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 9.12%
,
 10/08/29
(g)
USD 1,527 $ 1,282,680
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 1,709 1,543,288
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28 779 681,625
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.64%
,
 02/04/28 .......... 444 422,447
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.12%
,
 12/01/27 ................. 3,972 3,772,257
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 7.45%
,
 03/11/28 1,614 1,522,427
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.88%
,
 10/27/28 ..... 3,187 3,085,423
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28
(g)
1,042 1,010,512
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.87%
,
 07/27/28 ................. 1,651 1,485,904
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 8.25%),
11.37%
,
 07/27/29 ................ 2,926 2,679,262
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 6.87%
,
 03/01/29 .......... 2,738 2,490,227
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
6.87%, 09/13/24 ............... 6,623 6,296,962
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 9.28%
,
 02/23/29 2,419 2,260,120
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 7.12%
,
 10/01/27 1,201 1,143,489
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 12/17/27 ................. 1,306 1,233,854
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.32%
,
 08/31/28 5,304 4,969,897
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 04/24/28 5,346 4,999,691
Severin Acquisition LLC, 1st Lien Term Loan,
(SOFR 1 Month + 3.00%), 6.03%
,
 08/01/25 1,299 1,258,648
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 7.17%
,
 10/07/27 .... 2,643 2,537,032
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/16/25 ................. 1,077 1,040,096
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.87%
,
 04/16/25 ................. 874 844,316
TIBCO Software, Inc., Term Loan B, (SOFR 1
Month + 4.50%), 8.15%
,
 03/30/29 ..... 4,921 4,409,560
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 ............... 2,830 2,686,572
(LIBOR USD 1 Month + 3.75%),
6.87%, 05/04/26 ............... 1,310 1,245,862
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 1,583 1,488,425
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 07/20/28 ................. 658 632,426
Security
Par (000)
Par (000) Value
Software (continued)
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.12%
,
 02/02/26 USD 389 $ 382,971
68,638,665
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
7.67%, 02/07/25 ............... 809 752,437
(LIBOR USD 3 Month + 4.25%),
7.92%, 03/31/26 ............... 1,458 1,358,320
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 7.25%
,
 05/04/28 ........... 2,811 2,629,901
New SK Holdco Sub LLC, Term Loan, (SOFR 1
Month + 6.75%), 9.70%
,
 06/30/27 ..... 1,667 1,495,161
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 6.87%
,
 02/11/28 ...... 3,207 3,027,540
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.13%
,
 08/04/28 1,685 1,609,459
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
5.62%, 10/20/28 ............... 1,058 934,865
(SOFR 1 Month + 3.25%), 6.38%, 10/20/28 595 540,147
RVR Dealership Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 6.87%
,
 02/08/28 699 614,227
12,962,057
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(a)
..... 1,722 1,616,633
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 4.32% - 5.58%
,
 07/27/28 3,601 3,434,868
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 01/31/28 ................. 1,464 1,315,809
SRS Distribution, Inc., Term Loan
(SOFR 3 Month + 3.50%), 6.18%, 06/02/28 684 626,910
(LIBOR USD 3 Month + 3.50%),
6.31%, 06/02/28 ............... 2,857 2,630,986
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 10.57%
,
 05/30/24
(g)
844 775,480
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 08/28/24
(g)
2,038 1,070,163
9,854,216
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.87%
,
 09/22/28 ................. 1,025 976,768
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.87%
,
 09/21/29 ................. 421 401,352
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 9.20%
,
 12/15/26 ..... 1,435 1,362,492
2,740,612
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/27/24 ................. 1,378 1,225,267
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.56%
,
 04/30/28 ................. 1,303 1,261,481

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.61%
,
 06/02/28 ................. USD 852 $ 798,569
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 04/11/25 . 1,675 1,626,892
4,912,209
Total Floating Rate Loan Interests — 5.6%
(Cost: $805,697,709) ............................. 763,434,018
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ 1,640 1,494,757
3.75%, 01/15/31
(b)
................ 1,175 1,000,513
Empresa Nacional del Petroleo, 4.38%
,
10/30/24
(c)
..................... 4,680 4,568,850
7,064,120
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(c)(l)
........................... 3,620 3,312,300
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 ................. 3,156 2,852,827
4.63%, 11/02/31 ................. 1,797 1,251,161
4,103,988
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(c)
....... 3,817 3,812,229
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 700 535,107
France — 0.0%
Electricite de France SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 3.37%), 2.88% 600 447,609
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 711,742
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,000 1,993,780
3,153,131
Indonesia — 0.1%
(c)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 1,433 1,314,935
Pertamina Persero PT, 3.10%
,
08/27/30 ... 3,437 2,801,533
4,116,468
Ireland — 0.1%
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(c)(l)
.................... EUR 4,285 3,630,463
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,700 2,588,036
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(c)(l)
.................... EUR 8,453 7,476,969
13,695,468
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(c)
3.63%, 09/24/24 ................. 100 88,708
2.63%, 04/28/25 ................. 725 607,261
1.88%, 01/09/26 ................. 100 78,907
Security
Par (000)
Par (000) Value
Italy (continued)
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(c)(l)
........... EUR 1,275 $ 886,566
1,661,442
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,634 1,597,235
4.69%, 05/15/29
(b)
................ 1,647 1,372,465
Petroleos Mexicanos
6.88%, 08/04/26 ................. 520 466,414
8.75%, 06/02/29
(b)
................ 1,547 1,311,995
5.95%, 01/28/31 ................. 4,148 2,792,019
6.70%, 02/16/32 ................. 4,313 3,012,199
6.75%, 09/21/47 ................. 6,266 3,477,630
7.69%, 01/23/50 ................. 4,135 2,516,975
16,546,932
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 3,152 2,818,676
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
......... 1,780 611,652
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 3,521 2,601,799
5.13%, 08/11/61 ................. 1,725 1,228,847
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,976 1,793,220
5,623,866
Qatar — 0.0%
Qatar Energy, 2.25%
,
07/12/31
(b)
........ 2,660 2,141,300
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 317,213
Total Foreign Agency Obligations — 0.5%
(Cost: $88,674,794) .............................. 69,513,892
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
4.25%, 01/25/28
(b)
................ 2,115 1,839,125
7.38%, 05/14/30
(c)
................ 1,445 1,370,311
5.45%, 09/16/32
(c)
................ 1,684 1,338,780
4,548,216
Chile — 0.0%
Republic of Chile
3.24%, 02/06/28 ................. 1,624 1,461,397
3.10%, 05/07/41 ................. 5,033 3,412,374
4,873,771
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 ................. 4,414 4,500,349
4.50%, 01/28/26 ................. 1,536 1,406,208
3.88%, 04/25/27 ................. 2,562 2,170,975
4.50%, 03/15/29 ................. 3,308 2,709,045
3.25%, 04/22/32 ................. 1,997 1,343,981
4.13%, 05/15/51 ................. 1,110 592,324
12,722,882
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 2,355 2,183,968
5.50%, 02/22/29
(c)
................ 1,982 1,697,459

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
5.50%, 02/22/29
(b)
................ USD 3,020 $ 2,586,441
4.88%, 09/23/32
(b)
................ 1,888 1,408,684
5.30%, 01/21/41
(c)
................ 1,898 1,276,761
9,153,313
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 2,689 2,087,336
6.38%, 04/11/31 ................. EUR 1,052 597,988
2,685,324
Guatemala — 0.0%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ USD 1,535 1,378,430
5.38%, 04/24/32
(b)
................ 1,693 1,476,402
3.70%, 10/07/33
(c)
................ 2,891 2,079,352
4.65%, 10/07/41
(b)
................ 2,333 1,622,601
6,556,785
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 3,474 3,410,599
5.25%, 06/16/29
(b)
................ 4,505 4,062,384
7,472,983
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 4,540 4,358,400
Republic of Indonesia
3.50%, 01/11/28 ................. 1,220 1,113,097
4.75%, 02/11/29 ................. 1,527 1,467,997
5.13%, 01/15/45
(c)
................ 1,542 1,341,710
8,281,204
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
. 4,941 4,381,432
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 1,400 1,285,900
4.50%, 04/22/29 ................. 3,527 3,266,002
4.88%, 05/19/33 ................. 615 540,585
4.75%, 03/08/44 ................. 2,402 1,838,731
4.35%, 01/15/47 ................. 3,898 2,746,385
9,677,603
Mongolia — 0.0%
State of Mongolia
(c)
8.75%, 03/09/24 ................. 2,000 1,804,750
5.13%, 04/07/26 ................. 2,067 1,602,152
3,406,902
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 3,648 2,985,204
3.00%, 12/15/32
(b)
................ 5,575 3,886,123
6,871,327
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,147,360
7.63%, 11/28/47
(c)
................ 2,413 1,339,215
2,486,575
Oman — 0.0%
Oman Government Bond
(c)
4.75%, 06/15/26 ................. 1,220 1,131,550
7.38%, 10/28/32 ................. 2,230 2,216,063
6.50%, 03/08/47 ................. 1,458 1,131,772
Security
Par (000)
Par (000) Value
Oman (continued)
7.00%, 01/25/51 ................. USD 1,720 $ 1,410,400
5,889,785
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(c)
2,265 815,649
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 2,846 2,578,832
3.16%, 01/23/30 ................. 1,678 1,362,117
2.25%, 09/29/32 ................. 3,918 2,740,886
3.30%, 01/19/33 ................. 1,360 1,049,240
4.50%, 05/15/47 ................. 3,708 2,618,311
10,349,386
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(c)
................ 4,144 3,981,607
4.95%, 04/28/31
(b)
................ 2,136 1,896,100
5.60%, 03/13/48
(c)
................ 2,568 1,920,864
5.40%, 03/30/50
(c)
................ 2,075 1,524,217
5.40%, 03/30/50
(b)
................ 582 427,516
9,750,304
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,193,203
2.39%, 01/23/26 ................. 3,120 2,827,110
4.13%, 08/25/27 ................. 3,060 2,890,361
2.78%, 01/23/31 ................. 1,703 1,348,350
3.00%, 01/15/34 ................. 1,065 801,413
10,060,437
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,108,645
2.95%, 05/05/45 ................. 2,243 1,475,019
2,583,664
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 3,062 2,771,110
2.88%, 03/11/29
(c)
................ EUR 2,566 1,921,156
2.50%, 02/08/30
(c)
................ 2,698 1,887,776
4.00%, 02/14/51
(c)
................ USD 552 305,083
6,885,125
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.38%, 04/16/29
(b)
................ 1,619 1,580,549
3.25%, 11/17/51
(c)
................ 1,637 1,104,975
2,685,524
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 2,470 2,031,266
5.88%, 04/20/32 ................. 2,049 1,690,425
5.00%, 10/12/46 ................. 6,298 3,801,630
7,523,321
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(e)(m)
5.75%, 04/18/23 ................. 3,980 992,015
6.85%, 03/14/24 ................. 5,645 1,377,027
6.35%, 06/28/24 ................. 6,528 1,596,504
3,965,546

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
Ukraine Government Bond
(e)(m)
8.99%, 02/01/26
(c)
................ USD 3,160 $ 655,700
7.25%, 03/15/35
(b)
................ 1,548 282,510
938,210
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. 1,233 1,213,922
4.13%, 11/20/45 ................. 1,560 1,341,100
2,555,022
Total Foreign Government Obligations — 1.1%
(Cost: $183,095,389) ............................. 147,120,290
Shares
Shares
Investment Companies
iShares Core Dividend Growth ETF
(r)
...... 3,100,737 137,889,774
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)(r)
........................ 4,861,410 347,056,060
MPLX LP ........................ 68,571 2,057,816
NuStar Energy LP .................. 20,343 274,630
SPDR Bloomberg High Yield Bond ETF
(f)
... 1,804,873 158,558,093
Western Midstream Partners LP ......... 49,185 1,237,495
Total Investment Companies — 4.8%
(Cost: $739,892,221) ............................. 647,073,868
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 3.39%, 11/25/35 1,399 1,201,419
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 3.64%, 11/25/35 ... 660 640,622
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 3.62%, 11/25/35 ... 431 423,810
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 2.75%, 06/25/35
(a)
... 409 360,230
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 3.70%, 08/25/35
(a)
.. 1,018 870,965
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 3.60%, 12/25/35
(a)
.. 171 151,223
Series 2005-63, Class 3A3, 2.87%,
11/25/35
(a)
................... 1,917 1,680,895
Series 2005-63, Class 5A1, 3.25%,
12/25/35
(a)
................... 44 40,133
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 51 44,656
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 2.10%,
02/25/36
(a)
................... 3,902 3,559,391
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 659 402,525
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 988 509,289
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 468 232,939
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 710 323,903
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... USD 2,688 $ 1,353,206
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,711 984,802
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 816 487,988
Series 2006-9T1, Class A7, 6.00%, 05/25/36 315 149,652
Series 2006-J7, Class 2A1, (LIBOR USD 1
Month + 1.50%), 4.06%, 11/20/46
(a)
.. 3,608 2,630,452
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,258 593,963
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.83%,
11/25/46
(a)
................... 5,084 4,049,524
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 3.46%, 11/25/46
(a)
. 2,866 2,547,073
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.95%,
11/25/46
(a)
................... 6,758 5,694,637
Series 2006-OA16, Class A2, (LIBOR USD
1 Month + 0.38%), 3.46%, 10/25/46
(a)
. 299 265,454
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 3.41%, 05/20/46
(a)
.. 1,309 1,095,786
Series 2006-OA3, Class 2A1, (LIBOR USD
1 Month + 0.42%), 3.50%, 05/25/36
(a)
. 6,953 5,867,141
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 3.46%, 07/25/46
(a)
. 8,940 7,632,122
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,821 898,176
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 404 205,496
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 245 161,697
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 222 138,136
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,151 613,874
Series 2007-19, Class 1A8, 6.00%, 08/25/37 560 298,662
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,081 1,593,883
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 467 246,189
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,122 1,559,191
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 536 267,640
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 3.33%, 06/25/37
(a)
.. 5,635 4,529,814
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,607 670,032
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 2.48%,
11/25/47
(a)
................... 1,391 1,190,434
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 3.36%, 04/25/47
(a)
. 8,487 7,473,451
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.34%), 3.42%, 05/25/47
(a)
.. 3,451 2,962,599
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.36%), 3.44%, 06/25/47
(a)
. 7,016 5,327,492
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 1,029 634,544
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 2.07%, 10/25/46
(a)
... 8,909 7,758,342

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 2.04%,
10/25/46
(a)
................... USD 4,649 $ 3,316,474
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 607 506,033
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 305 262,084
Series 2006-D, Class 6A1, 2.90%, 05/20/36 271 217,846
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 3.41%, 06/20/47 ... 1,066 887,961
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 3.53%, 09/25/37
(a)(b)
......... 828 746,013
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
3.52%, 04/25/36
(a)
................ 4,025 5,968,012
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 659 443,755
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 863 579,267
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 3.25%, 03/25/37 ... 1,035 958,978
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 3.22%, 03/25/37 .. 1,578 1,348,458
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.40%), 3.48%, 09/25/47 .. 1,851 1,685,310
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 3.35%, 04/25/35
(a)
.. 863 780,029
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 3.68%, 05/25/35
(a)
.. 2,588 2,034,129
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 2.06%,
04/25/46
(a)
................... 2,569 836,750
Series 2007-21, Class 1A1, 6.25%, 02/25/38 142 76,176
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 622 262,701
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 949 401,147
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 9,188 8,500,866
Series 2022-3, Class A1, 5.00%, 05/25/67 9,693 9,263,151
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 65 56,796
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 340 289,215
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 3.87%,
09/27/37
(a)(b)
.................... 5,099 4,390,272
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 3.46%, 08/25/47
(a)
... 10,786 8,711,771
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 3.14%,
02/25/37
(a)
..................... 1,038 672,431
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.21%, 05/25/35
(a)
..... 30 26,767
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR
USD 1 Month + 0.17%), 3.25%, 02/25/36 2,240 1,959,425
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 3.10%,
03/25/36 .................... USD 1,264 $ 1,205,736
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 3.58%,
10/25/35
(a)
..................... 1,327 1,234,966
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 588 448,018
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,213 737,835
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.23%,
08/25/37 .................... 96 74,658
Series 2007-AR15, Class 2A1, 3.26%,
08/25/37 .................... 507 401,692
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 2.30%), 5.38%,
12/25/37
(a)
..................... 6,586 6,637,772
Loan Revolving Advance Investment Trust,
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 4.72%, 06/30/23
(a)(b)
... 11,430 11,327,668
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 3.07%,
12/25/35 .................... 364 340,466
Series 2006-1, Class 2A1, 2.73%, 02/25/36 285 275,965
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,325,678
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%, 08/24/49 2,985 2,870,073
Series 2016-6A, Class C, 4.00%, 08/24/40 16,500 16,389,031
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 346 292,807
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 152 121,550
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 123,510
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 35 27,075
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.43%,
04/25/47
(a)
..................... 203 106,019
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 3.54%, 02/25/36 ... 879 747,870
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 3.46%, 06/25/36 .. 7,270 6,157,366
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 3.46%, 07/25/46 .. 9,561 7,272,835
Series 2007-AR4, Class GA4B, (LIBOR
USD 1 Month + 0.18%), 3.26%, 09/25/47 1,828 1,687,289
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,655,465
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 1.85%,
06/25/47 .................... 5,408 4,621,802
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 1.91%,
07/25/47 .................... 2,917 2,388,881
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.19%, 10/25/36
(d)
1,063 399,548

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 2.08%,
06/25/46
(a)
................... USD 3,258 $ 2,175,416
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.95%,
10/25/46
(a)
................... 4,802 3,992,835
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 1.82%,
12/25/46
(a)
................... 4,227 3,432,491
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 1.94%,
05/25/47
(a)
................... 2,557 2,183,991
219,161,577
Commercial Mortgage-Backed Securities — 5.5%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
......... 7,780 6,015,922
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 4.82%, 09/15/34
(a)(b)
......... 29,015 26,828,604
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
4.92%, 04/15/35
(a)(b)
............... 3,467 3,247,443
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 4.77%, 12/15/36 ... 11,310 10,486,641
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 5.87%, 12/15/36 ... 1,490 1,347,746
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 4.32%, 11/15/32 ... 3,225 2,837,550
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 4.82%, 11/15/32 ... 3,965 3,301,990
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 4.52%, 09/15/34 ... 11,982 11,338,524
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 3.55%, 08/25/35 ... 2,831 2,584,194
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 3.56%, 11/25/35 ... 672 611,005
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 3.30%, 03/25/37 ... 2,228 2,033,521
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 3.37%, 07/25/37 ... 3,305 2,955,254
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 4.58%, 12/25/37 ... 1,967 1,798,333
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.63%), 5.44%, 08/15/36 ... 2,710 2,560,105
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.63%), 6.44%, 08/15/36 ... 1,800 1,682,346
Series 2018-CHRS, Class E, 4.41%,
08/05/38 .................... 1,750 1,227,247
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 2,672 2,355,696
BDS LLC, Series 2022-FL12, Class A, (1
Month CME Term SOFR + 2.14%), 4.60%,
08/19/38
(a)(b)
.................... 4,860 4,823,703
Benchmark Mortgage Trust
(a)
Series 2018-B3, Class D, 3.19%, 04/10/51
(b)
270 197,743
Series 2018-B7, Class C, 5.01%, 05/15/53 4,770 4,181,846
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 6.52%, 10/15/35
(a)(b)
USD 3,600 $ 3,319,559
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 6.42%, 09/15/38
(a)(b)
4,495 4,225,201
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,216,233
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,756,775
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 5.12%, 10/15/36 ... 6,375 6,103,732
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 5.47%, 10/15/36 ... 14,288 13,644,515
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 4.99%, 10/15/36 ... 8,376 7,860,050
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 5.64%, 12/15/38 ... 13,437 12,528,206
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 3.73%, 02/15/33
(g)
.. 12,383 11,764,275
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 4.97%, 02/15/33
(g)
.. 7,261 6,897,970
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 7.07%, 02/15/33
(g)
.. 4,795 4,554,963
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 5.62%, 06/15/38 ... 11,096 10,148,931
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 6.57%, 06/15/38 ... 8,734 7,980,484
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 5.62%, 05/15/38 ... 18,644 17,152,096
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 5.06%, 10/15/38 ... 13,050 12,015,376
Series 2022-CSMO, Class C, (1 Month CME
Term SOFR + 3.89%), 6.73%, 06/15/27 6,670 6,569,838
Series 2022-LP2, Class F, (1 Month CME
Term SOFR + 3.26%), 6.18%, 02/15/39 13,733 12,694,877
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 5.96%, 10/15/36 ... 13,310 11,844,577
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 5.82%, 02/15/36 .. 11,900 10,430,412
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 5.82%, 02/15/36 ... 8,900 7,800,896
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 5.07%, 01/15/34 ... 4,680 4,328,060
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 5.82%, 01/15/34 ... 7,240 6,607,122
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 6.85%, 09/15/34 ... 959 852,886
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 6.42%, 06/15/36 ... 9,532 8,764,688
Series 2022-GPA, Class A, (1 Month CME
Term SOFR + 2.17%), 4.66%, 10/15/39 25,750 25,597,784
Series 2022-GPA, Class D, (1 Month CME
Term SOFR + 4.06%), 6.56%, 10/15/39 6,780 6,671,299
Series 2022-IND, Class E, (1 Month CME
Term SOFR + 3.99%), 6.91%, 04/15/37 8,640 8,080,519
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 6,800 5,608,264
Series 2017-CC, Class E, 3.67%, 08/13/37 10,985 8,790,823
Series 2021-601L, Class D, 2.87%, 01/15/44 5,360 3,574,510
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 5.00%, 05/10/58
(a)
3,330 3,035,264
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 3,600 3,561,082
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 2,100 2,055,073

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
................... USD 2,278 $ 2,223,687
Series 2016-C1, Class C, 5.11%, 05/10/49
(a)
2,870 2,614,887
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
......................... 980 824,607
Series 2016-GC37, Class C, 5.09%,
04/10/49
(a)
................... 2,640 2,422,368
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,604,563
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.54%,
08/10/30
(b)
................... 3,000 2,817,139
Series 2013-GAM, Class E, 3.53%,
02/10/28
(b)
................... 4,700 4,323,120
Series 2014-CR15, Class C, 4.82%,
02/10/47 .................... 1,020 989,017
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 8,956,388
Series 2015-LC19, Class C, 4.36%,
02/10/48 .................... 6,513 6,045,787
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
................... 3,200 2,495,797
Credit Suisse Mortgage Capital Certificates
(a)
Series 2015-RPL1,  3.95%, 02/15/24 ... 8,800 8,593,611
Series 2021-980M, Class E, 3.65%,
07/15/31
(b)
................... 1,450 1,157,144
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 7.68%, 10/15/37 ... 4,661 4,358,887
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 6.32%, 11/15/38 ... 1,338 1,231,706
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 5.99%, 09/15/35 15,900 15,772,275
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
4.70%, 05/15/35
(a)(b)
............... 4,998 4,770,620
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.65%,
10/10/34 .................... 9,073 8,140,659
Series 2017-BRBK, Class F, 3.65%,
10/10/34 .................... 2,890 2,538,165
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 5.93%, 11/15/38 ... 11,890 10,914,159
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 6.43%, 11/15/38 ... 4,560 4,190,734
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 5.07%, 07/15/38 ... 9,343 8,945,481
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 5.67%, 07/15/38 ... 6,530 6,201,583
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 6.52%, 07/15/38 ... 6,816 6,439,200
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,361,905
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 6.25%, 11/15/36
(a)(b)
......... 6,640 6,060,205
GS Mortgage Securities Trust, Series 2015-
GC32, Class C, 4.56%, 07/10/48
(a)
..... 1,075 986,913
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,774,130
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,733,745
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 6.17%, 10/15/36 ... USD 4,743 $ 4,438,131
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 7.22%, 10/15/36 ... 1,177 1,097,363
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1 Month CME Term SOFR +
2.25%), 4.49%, 10/15/39
(a)(b)
......... 17,200 17,146,668
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)(b)
.................... 1,898 1,619,732
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,175,416
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2019-OSB, Class E, 3.91%, 06/05/39 2,800 2,169,452
Series 2022-NLP, Class F, (1 Month CME
Term SOFR + 3.54%), 6.38%, 04/15/37 10,610 9,707,046
Series 2022-NXSS, Class A, (1 Month CME
Term SOFR + 2.18%), 5.13%, 08/15/39 8,730 8,666,013
Series 2022-OPO, Class D, 3.56%, 01/05/39 3,360 2,636,298
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
4.62%, 05/15/36
(a)(b)
............... 12,751 12,216,817
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 5.17%,
03/15/38
(a)(b)
.................... 10,752 9,855,831
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.83%, 03/10/50
(a)(b)
... 3,375 3,002,130
LUXE Trust, Series 2021-TRIP, Class E,
(LIBOR USD 1 Month + 2.75%), 5.57%,
10/15/38
(a)(b)
.................... 920 854,130
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 3,305 3,026,660
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 6.82%, 11/15/38 ... 13,800 12,697,228
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 8.07%, 11/15/38
(g)
.. 25,270 23,753,800
MF1, Series 2021-W10, Class G, (1 Month
CME Term SOFR + 4.22%), 7.07%,
12/15/34
(a)(b)
.................... 3,940 3,773,851
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 6.77%, 07/15/38
(a)(b)
.. 1,897 1,728,212
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................... 727 626,852
Morgan Stanley Capital I Trust
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 4.77%, 11/15/34
(a)(b)
. 3,998 3,958,612
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 5.42%, 11/15/34
(a)(b)(g)
7,904 7,912,299
Series 2017-HR2, Class D, 2.73%, 12/15/50 1,570 1,120,095
Series 2018-H3, Class C, 5.03%, 07/15/51
(a)
2,880 2,528,224
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
......................... 2,112 1,536,452
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 5.37%, 07/15/35
(a)(b)
. 3,060 2,969,217
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1 Month CME Term SOFR +
5.29%), 8.13%, 03/15/39
(a)(b)
......... 38,023 35,928,294
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
...... 8,300 6,160,754
PFP Ltd., Series 2022-9, Class A, (1 Month
CME Term SOFR + 2.27%), 5.32%,
08/19/35
(a)(b)
.................... 37,250 37,049,014

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 7.17%, 07/15/38
(a)(b)
......... USD 1,400 $ 1,315,374
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 6.73%,
11/15/36
(a)(b)
.................... 1,426 1,313,528
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 6.49%,
07/15/23
(a)(b)
.................... 2,956 2,738,157
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 5.82%, 06/15/26 ... 5,180 4,808,871
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 6.67%, 06/15/26 .. 1,794 1,661,874
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. 6,201 5,126,506
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.65%,
09/15/57
(a)
................... 1,600 1,501,698
Series 2016-C37, Class C, 4.64%,
12/15/49
(a)
................... 2,803 2,485,447
Series 2016-LC25, Class C, 4.48%,
12/15/59
(a)
................... 8,320 7,313,292
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
................... 1,875 1,760,148
Series 2016-NXS6, Class C, 4.53%,
11/15/49
(a)
................... 4,783 4,262,270
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 2,789,517
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
.................. 487 338,102
Series 2018-C44, Class C, 4.99%,
05/15/51
(a)
................... 2,346 2,010,359
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... 1,020 717,254
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,009,707
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.91%, 09/15/57
(a)
.. 1,300 1,211,261
746,658,191
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.08%,
08/10/35 .................... 73,457 2,433,504
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 .................... 35,000 320,409
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 375,000 3,307,463
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.23%, 11/10/49 ... 60,159 2,040,424
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.84%,
09/10/47
(b)
................... 12,675 174,723
Series 2015-CR25, Class XA, 0.95%,
08/10/48 .................... 12,107 227,712
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.96%,
09/15/47 ...................... 6,176 70,032
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 984,097
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.95%, 03/10/50
(b)
.... 34,220 748,844
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.49%,
04/15/47
(b)
................... 80,982 297,010
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C26, Class XD, 1.46%,
10/15/48
(b)
................... USD 12,675 $ 446,865
Series 2016-C32, Class XA, 0.80%,
12/15/49 .................... 29,779 655,893
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
.... 13,600 652,443
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%,
04/10/37 .................... 40,610 378,871
Series 2017-75B, Class XB, 0.11%,
04/10/37 .................... 27,000 64,670
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
................... 11,784 458,675
Series 2016-LC25, Class XA, 0.97%,
12/15/59 .................... 19,350 526,946
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.74%,
05/15/47 .................... 57,079 493,474
Series 2014-LC14, Class XA, 1.42%,
03/15/47 .................... 22,472 257,726
14,539,781
Total Non-Agency Mortgage-Backed Securities — 7.2%
(Cost: $1,043,061,610) ........................... 980,359,549
Preferred Securities
Capital Trusts — 2.6%
Banks — 0.8%
(a)(l)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(c)
.. EUR 5,400 4,572,151
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ...... USD 17,500 14,043,750
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ..... 39,856 35,466,965
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 1,170 985,725
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 15 11,925
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.38% .................. 1,200 1,099,440
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 6,000 5,410,500
Series HH, (SOFR + 3.13%), 4.60% .... 1,477 1,286,615
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 22,250 16,604,675
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 15,530 11,722,821
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 15,875 14,443,242
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,065 6,819,965
112,467,774

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets — 0.5%
(a)(l)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% USD 21,025 $ 18,509,235
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 21,725 17,818,970
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 25,394 18,654,004
Goldman Sachs Group, Inc. (The), Series
T, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%), 3.80% 16,500 12,784,834
67,767,043
Consumer Finance — 0.4%
(a)(l)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 36,150 28,179,272
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 20,150 16,431,908
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 9,712 8,324,333
52,935,513
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(l)
............ 16,815 16,296,274
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(l)
............ 36,050 29,651,125
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(l)
..................... 1,923 1,678,798
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(l)
............... 26,150 23,393,656
Oil, Gas & Consumable Fuels — 0.4%
(a)(l)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% ............. 44,150 36,271,173
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 9,499 7,100,201
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.88% .................. 170 167,025
43,538,399
Total Capital Trusts — 2.6%
(Cost: $421,847,299) ............................. 347,728,582
Shares
Shares
Preferred Securities
Preferred Stocks — 0.5%
Banks — 0.0%
PNC Financial Services Group, Inc. (The),
Series P, (LIBOR USD 3 Month + 4.07%),
6.85%
(a)(l)
...................... 75,000 1,903,500
Security
Shares
Shares Value
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 4.99%
(a)(l)
................ 136,000 $ 7,595,600
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(l)
.... 735,000 15,427,650
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 4,506 1,558,645
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(l)
.......... 625,000 15,118,750
Petroleo Brasileiro SA (Preference) ....... 1,067,740 5,930,184
21,048,934
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 758,149 24,626,876
Total Preferred Stocks — 0.5%
(Cost: $80,352,806) .............................. 72,161,205
Preferred Securities
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 5.12%, 12/21/65
(a)(b)
.. 16,872,000 10,972,705
Consumer Finance — 0.0%
ILFC E-Capital Trust II, 5.37%, 12/21/65
(a)(b)
. 11,944,000 8,121,920
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) .............................. 19,094,625
Total Preferred Securities — 3.2%
(Cost: $530,095,034) ............................. 438,984,412
Rights
Transportation Infrastructure — 0.0%
Atlas Arteria Ltd.(Expires 10/06/22, Strike Price
AUD 6.30)
(e)
.................... 148,416 1
Total Rights — 0.0%
(Cost: $—) .................................... 1
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
............... USD 4,627 3,864,105
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.19%, 05/25/25
(a)(b)
............... 1,500 1,435,104
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,973,278) .............................. 5,299,209

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(g)
........................... 1,841 $ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 1,489 15,486
Total Warrants — 0.0%
(Cost: $—) .................................... 15,486
Total Long-Term Investments — 95.4%
(Cost: $14,769,748,467) ........................... 12,954,639,521
Short-Term Securities
Money Market Funds — 7.3%
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 471,655,527 471,655,527
SL Liquidity Series, LLC, Money Market Series,
3.29%
(t)
....................... 523,957,160 523,957,160
Total Short-Term Securities — 7.3%
(Cost: $995,500,853) ............................. 995,612,687
Security
Shares
Shares Value
Total Options Purchased — 0.3%
( Cost: $13,198,889 ) .............................. $ 38,147,865
Total Investments Before Options Written — 103.0%
(Cost: $15,778,448,209 ) ........................... 13,988,400,073
Total Options Written — (0.1)%
(Premium Received — $(7,489,795)) .................. (17,763,579)
Investments Sold Short
Par (000)
Pa r (000)
Corporate Bonds
Chemicals — (0.0)%
Pearl Holding II Ltd., 6.00%
,
(6.00% Cash or
14.00% PIK),
(a)(c)(k)(l)
............... USD 573 (4,661)
Total Corporate Bonds — (0.0)%
(Proceeds: $92,353 ) ............................. (4,661)
Total Investments Sold Short — (0.0)%
(Proceeds: $92,353) ............................. (4,661)
Total Investments Net of Options Written — 102.9%
(Cost: $15,771,050,767 ) ........................... 13,970,631,833
Liabilities in Excess of Other Assets — (2.9)% ............ (390,194,617)
Net Assets — 100.0% ..............................
$ 13,580,437,216
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Convertible security.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Perpetual security with no stated maturity date.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Rounds to less than 1,000.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,110,335,000 $ — $ (638,679,473)
(a)
$ — $ — $ 471,655,527 471,655,527 $ 1,960,128 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 407,625,445 116,248,512
(a)
— 4,216 78,987 523,957,160 523,957,160 1,347,511
(b)
—
iShares Core Dividend Growth
ETF .................. 156,928,300 — — — (19,038,526) 137,889,774 3,100,737 1,061,308 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 380,113,648 — — — (33,057,588) 347,056,060 4,861,410 3,256,484 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... 52,903,976 — (51,365,671) 926,639 (2,464,944) — — 127,346 —
$ 930,855 $ (54,482,071) $ 1,480,558,521 $ 7,752,777 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 99 12/16/22 $ 4,314 $ (575,397)
S&P 500 E-Mini Index ...................................................... 21 12/16/22 3,782 (82,494)
U.S. Treasury 10 Year Note ................................................... 10,391 12/20/22 1,164,441 (18,039,966)
U.S. Treasury 10 Year Ultra Note ............................................... 5,483 12/20/22 649,907 (44,180,177)
U.S. Treasury Long Bond .................................................... 1,812 12/20/22 229,275 (19,478,337)
U.S. Treasury Ultra Bond .................................................... 258 12/20/22 35,265 (3,383,384)
U.S. Treasury 5 Year Note .................................................... 2,154 12/30/22 231,437 (8,518,415)
(94,258,170)
Short Contracts
Euro-Bobl ............................................................... 42 12/08/22 4,929 137,614
EURO STOXX 50 Index ..................................................... 1,165 12/16/22 37,396 4,064,426
MSCI Emerging Markets E-Mini Index ............................................ 8,800 12/16/22 383,460 45,571,910
GBP Currency ............................................................ 3,816 12/19/22 266,667 8,435,096
JPY Currency ............................................................ 523 12/19/22 45,524 201,435
U.S. Treasury 10 Year Note ................................................... 26 12/20/22 2,914 134,039
U.S. Treasury Long Bond .................................................... 12 12/20/22 1,518 77,607
U.S. Treasury Ultra Bond .................................................... 11 12/20/22 1,504 49,261
Long Gilt ............................................................... 24 12/28/22 2,583 338,773
U.S. Treasury 2 Year Note .................................................... 15 12/30/22 3,080 49,195
U.S. Treasury 5 Year Note .................................................... 43 12/30/22 4,620 149,743
59,209,099
$ (35,049,071)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 2,856,000 USD 2,746,059 Bank of America NA 10/14/22 $ 54,900
EUR 550,000 USD 531,408 Bank of New York Mellon 10/14/22 7,992
EUR 13,710,000 USD 13,440,311 Deutsche Bank AG 10/14/22 5,469
EUR 930,000 USD 906,466 HSBC Bank plc 10/14/22 5,611
EUR 571,000 USD 548,035 Standard Chartered Bank 10/14/22 11,961
EUR 2,531,000 USD 2,446,719 UBS AG 10/14/22 35,504
GBP 250,000 USD 274,629 Citibank NA 10/14/22 4,569
GBP 3,310,000 USD 3,695,920 Deutsche Bank AG 10/14/22 665
GBP 223,000 USD 237,470 Standard Chartered Bank 10/14/22 11,575
USD 6,631,780 AED 24,359,000 Deutsche Bank AG 10/14/22 57
USD 4,870,489 AUD 7,221,000 Bank of America NA 10/14/22 251,087
USD 813,729 AUD 1,262,000 Barclays Bank plc 10/14/22 6,405
USD 304,055 AUD 443,000 Citibank NA 10/14/22 20,660
USD 1,025,450 CAD 1,361,000 Bank of America NA 10/14/22 40,203
USD 2,119,520 CAD 2,800,000 Bank of New York Mellon 10/14/22 92,562
USD 491,592 CAD 634,000 Deutsche Bank AG 10/14/22 32,631
USD 3,860,294 CHF 3,722,000 Bank of America NA 10/14/22 84,779
USD 846,949 CHF 831,000 Deutsche Bank AG 10/14/22 4,001
USD 3,976,800 CHF 3,832,000 UBS AG 10/14/22 89,705
USD 199,193,614 EUR 196,160,000 Bank of America NA 10/14/22 6,814,018
USD 21,156,148 EUR 20,649,000 Bank of New York Mellon 10/14/22 905,096
USD 1,900,507 EUR 1,885,000 Bank of New York Mellon 10/14/22 51,835
USD 109,734,579 EUR 108,090,000 Citibank NA 10/14/22 3,727,694
USD 3,301,343 EUR 3,301,000 Deutsche Bank AG 10/14/22 63,960
USD 406,193 EUR 400,000 Morgan Stanley & Co. International plc 10/14/22 13,901
USD 20,380 EUR 20,000 Standard Chartered Bank 10/14/22 765
USD 2,355,284 EUR 2,343,000 UBS AG 10/14/22 57,438
USD 23,422 GBP 20,000 Bank of America NA 10/14/22 1,086

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 376,128 GBP 322,000 Bank of New York Mellon 10/14/22 $ 16,521
USD 64,944,276 GBP 55,470,000 UBS AG 10/14/22 2,995,766
USD 905,832 HKD 7,094,000 Bank of America NA 10/14/22 1,865
USD 1,835,761 HKD 14,373,000 Citibank NA 10/14/22 4,254
USD 588,058 JPY 83,907,000 Bank of America NA 10/14/22 7,771
USD 367,251 JPY 49,490,000 Bank of New York Mellon 10/14/22 24,986
USD 296,256 JPY 40,136,000 Deutsche Bank AG 10/14/22 18,682
USD 743,917 NZD 1,246,000 Bank of America NA 10/14/22 46,560
USD 21,024,631 KRW 27,541,215,664 HSBC Bank plc 10/25/22 1,893,924
USD 4,392,191 EUR 4,350,620 JPMorgan Chase Bank NA 12/14/22 104,720
USD 815,692 EUR 810,458 Morgan Stanley & Co. International plc 12/21/22 16,369
17,527,547
AUD 6,596,000 USD 4,432,029 Bank of America NA 10/14/22 (212,450)
CAD 3,568,000 USD 2,714,524 Bank of America NA 10/14/22 (131,600)
CAD 17,141,000 USD 13,121,121 Deutsche Bank AG 10/14/22 (712,515)
CAD 313,000 USD 238,235 Westpac Banking Corp. 10/14/22 (11,650)
CHF 6,020,000 USD 6,268,640 Bank of America NA 10/14/22 (162,085)
CHF 458,000 USD 483,065 Deutsche Bank AG 10/14/22 (18,480)
CHF 343,000 USD 359,196 UBS AG 10/14/22 (11,264)
EUR 6,948,000 USD 6,998,363 Bank of America NA 10/14/22 (184,264)
EUR 6,000 USD 6,045 Barclays Bank plc 10/14/22 (161)
EUR 4,372,000 USD 4,384,931 UBS AG 10/14/22 (97,188)
EUR 20,000 USD 20,243 Westpac Banking Corp. 10/14/22 (628)
GBP 428,000 USD 523,238 Bank of America NA 10/14/22 (45,251)
GBP 514,000 USD 583,186 Bank of New York Mellon 10/14/22 (9,154)
GBP 4,904,000 USD 5,844,700 Westpac Banking Corp. 10/14/22 (367,947)
HKD 3,942,000 USD 503,013 Bank of America NA 10/14/22 (696)
JPY 139,434,000 USD 968,050 Bank of America NA 10/14/22 (3,747)
JPY 356,749,000 USD 2,496,646 UBS AG 10/14/22 (29,430)
KRW 1,530,726,000 USD 1,166,312 Citibank NA 10/14/22 (101,565)
NZD 809,000 USD 522,453 Bank of America NA 10/14/22 (69,675)
NZD 12,236,000 USD 7,497,646 Bank of New York Mellon 10/14/22 (649,445)
NZD 1,211,000 USD 757,271 Westpac Banking Corp. 10/14/22 (79,503)
SGD 435,000 USD 318,335 Bank of America NA 10/14/22 (15,434)
USD 19,474 EUR 20,000 Societe Generale SA 10/14/22 (141)
USD 2,341,190 GBP 2,192,000 Bank of America NA 10/14/22 (106,820)
USD 647,949 GBP 602,000 Bank of New York Mellon 10/14/22 (24,360)
USD 285,131 GBP 260,000 Societe Generale SA 10/14/22 (5,235)
USD 12,428,858 GBP 11,600,000 Deutsche Bank AG 10/28/22 (530,058)
(3,580,746)
$ 13,946,801
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 95 10/21/22 EUR 3,400.00 EUR 3,152 $ 121,781
EURO STOXX 50 Index ....................... 25 11/18/22 EUR 3,400.00 EUR 830 42,240
STOXX Europe 600 Auto & Parts ................. 44 12/16/22 EUR 470.00 EUR 1,049 65,330
STOXX Europe 600 Auto & Parts ................. 77 12/16/22 EUR 350.00 EUR 1,836 22,451
STOXX Europe 600 Chemicals .................. 31 12/16/22 EUR 1,040.00 EUR 1,633 76,410
STOXX Europe 600 Chemicals .................. 38 12/16/22 EUR 840.00 EUR 2,002 13,221
STOXX Europe 600 Personal & Household Goods ..... 22 12/16/22 EUR 800.00 EUR 976 19,189
$ 360,622

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .......... Citibank NA 143,844 10/21/22 USD 3,850.00 USD 515,770 $ 37,730,281
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 % Quarterly Barclays Bank plc 11/16/22 EUR 300.00 EUR 4,000 $ 743
Bought Protection on 5-Year
Credit Default Swap ......
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 Quarterly Barclays Bank plc 10/19/22 EUR 300.00 EUR 6,200 465
1,208
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 10/19/22 EUR 700.00 EUR 6,200 24,202
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 EUR 750.00 EUR 4,000 31,552
55,754
$ 56,962
(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 95 10/21/22 EUR 3,200.00 EUR 3,152 $ (43,899)
EURO STOXX 50 Index ........................ 13 11/18/22 EUR 3,100.00 EUR 431 (7,950)
STOXX Europe 600 Auto & Parts .................. 44 12/16/22 EUR 400.00 EUR 1,049 (24,580)
STOXX Europe 600 Chemicals ................... 31 12/16/22 EUR 940.00 EUR 1,633 (29,774)
$ (106,203)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. Citibank NA 143,844 10/21/22 USD 3,650.00 USD 515,770 $ (17,635,274)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 525.00 EUR 4,000 $ (22,102)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
Goldman Sachs
International 06/20/23 NR EUR 438 $ (80,320) $ (37,357) $ (42,963)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 540 (99,025) (35,402) (63,623)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 292 (53,547) (20,653) (32,894)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 340 (62,349) (46,030) (16,319)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 B EUR 400 (73,352) (60,080) (13,272)
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 310 (41,497) (15,910) (25,587)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 134 (17,982) (7,107) (10,875)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 236 (31,547) (11,638) (19,909)
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB- EUR 800 (18,257) (17,784) (473)
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB EUR 350 8,687 14,843 (6,156)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 6,264 32,228 (25,964)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 140 (1,086) 5,551 (6,637)
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 100 (776) 7,102 (7,878)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 178 (3,450) 11,685 (15,135)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 260 (5,037) 9,794 (14,831)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 320 (63,120) (11,880) (51,240)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 244 (48,061) 9,070 (57,131)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 125 (24,656) 4,623 (29,279)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 237 (46,716) 9,325 (56,041)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 125 (24,656) 5,430 (30,086)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 560 4,579 42,835 (38,256)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (72,920) (28,650) (44,270)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 1,056 15,518 (14,462)
Cellnex Telecom SA .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 800 60,103 67,581 (7,478)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly Barclays Bank plc 06/20/27 BB+ EUR 66 $ (2,252) $ 1,952 $ (4,204)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 362 (12,418) 11,687 (24,105)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,310 (44,940) 56,972 (101,912)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 342 (11,730) 11,952 (23,682)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 97 (3,318) 3,322 (6,640)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 364 (12,478) 12,714 (25,192)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 615 (108,986) (84,349) (24,637)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 227 (40,168) (23,856) (16,312)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 113 (20,084) (11,928) (8,156)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 131 (23,128) (18,764) (4,364)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 529 (93,832) (89,309) (4,523)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 319 (89,936) (79,061) (10,875)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 192 (54,059) (46,855) (7,204)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 539 (151,948) (131,699) (20,249)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 156 (44,091) (39,339) (4,752)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 327 (92,271) (80,367) (11,904)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 237 (66,902) (58,230) (8,672)
Telecom Italia SpA ..... 1.00 Quarterly Citibank NA 06/20/29 BB- EUR 300 (64,271) (54,634) (9,637)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A USD 3,750 (183,189) (102,923) (80,266)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 3,750 (729,966) (344,165) (385,801)
$ (2,537,632) $ (1,123,786) $ (1,413,846)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 10,035,584 $ (629,909)
(c)
$ 9,426,421 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 11,895,944 (1,165,882)
(e)
10,745,525 0.1
$ (1,795,791) $ 20,171,946

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(20,746) of net dividends and financing fees.
(e)
Amount includes $(15,464) of net dividends and financing fees.
(b) (d)
Range: 95 basis points 28-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 3,122,300 $ 9,426,421 100.0%
Total Reference Entity — Long ............ 9,426,421
Net Value of Reference Entity — HSBC Bank plc $ 9,426,421
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 08, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 107,525 $ 5,594,162 52.1%
Hong Kong
Prudential plc ............ 526,094 5,149,216 47.9
Russia
X5 Retail Group NV, GDR ... 214,691 2,147 0.0
Total Reference Entity — Long ............ 10,745,525
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 10,745,525
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,635,960,913 $ — $ 1,635,960,913
Common Stocks
Aerospace & Defense .................................... 14,845,711 10,643,737 — 25,489,448
Air Freight & Logistics .................................... 15,109,394 4,333,833 — 19,443,227
Airlines .............................................. 9,568,559 9,448,934 — 19,017,493
Auto Components ...................................... 4,369,643 158,800 — 4,528,443
Automobiles .......................................... 6,789,345 9,465,888 — 16,255,233
Banks ............................................... 78,088,614 160,331,023 933 238,420,570
Beverages ........................................... 11,176,677 31,184,496 — 42,361,173
Biotechnology ......................................... 16,443,812 2,940,047 — 19,383,859
Building Products ....................................... — 2,297,441 — 2,297,441
Capital Markets ........................................ 34,719,224 — — 34,719,224
Chemicals ............................................ 9,781,624 24,421,397 — 34,203,021
Commercial Services & Supplies ............................. — 113,668 2,975 116,643
Communications Equipment ................................ 7,262,189 11,296,193 — 18,558,382
Construction & Engineering ................................ — 74,648 — 74,648
Construction Materials .................................... — 6,305,747 — 6,305,747
Consumer Finance ...................................... 15,390,012 9,143,635 — 24,533,647
Containers & Packaging .................................. 6,847,329 — — 6,847,329
Diversified Financial Services ............................... 9,855,278 8,366,476 — 18,221,754
Diversified Telecommunication Services ........................ 25,759,157 64,095,129 — 89,854,286
Electric Utilities ........................................ 108,479,333 40,805,957 — 149,285,290
Electrical Equipment ..................................... — 16,561,295 — 16,561,295
Electronic Equipment, Instruments & Components ................. 15,125,721 13,494,520 — 28,620,241
Energy Equipment & Services .............................. 9,245,687 — — 9,245,687
Equity Real Estate Investment Trusts (REITs) .................... 411,424,399 56,842,062 — 468,266,461
Food & Staples Retailing .................................. 33,297,262 3,816,915 2,075 37,116,252
Food Products ......................................... 6,754,511 24,026,207 — 30,780,718
Gas Utilities ........................................... 3,315,347 26,672,986 — 29,988,333
Health Care Equipment & Supplies ........................... 29,081,523 9,345,425 — 38,426,948
Health Care Providers & Services ............................ 54,065,536 7,121,486 — 61,187,022
Hotels, Restaurants & Leisure .............................. 11,696,474 10,672,632 — 22,369,106
Household Durables ..................................... 3,602,483 17,449,331 — 21,051,814
Household Products ..................................... 3,077,744 20,682,811 — 23,760,555
Independent Power and Renewable Electricity Producers ............ 315,511 5,385,847 — 5,701,358
Industrial Conglomerates .................................. — 3,024,421 — 3,024,421
Insurance ............................................ 42,887,370 65,793,981 — 108,681,351
Interactive Media & Services ............................... 150,070 5,708,079 — 5,858,149
Internet & Direct Marketing Retail ............................ 10,237,695 14,398,051 — 24,635,746
IT Services ........................................... 65,513,373 42,238,530 — 107,751,903
Life Sciences Tools & Services .............................. — 7,241,826 — 7,241,826
Machinery ............................................ 13,949,360 36,895,310 — 50,844,670
Marine .............................................. — 200,274 — 200,274
Media ............................................... 4,444,375 3,032,129 — 7,476,504
Metals & Mining ........................................ 3,529,975 18,240,571 101 21,770,647
Multiline Retail ......................................... 2,916,938 282,528 220 3,199,686
Multi-Utilities .......................................... 75,811,013 3,267,948 — 79,078,961
Oil, Gas & Consumable Fuels ............................... 98,053,235 52,876,425 69 150,929,729
Personal Products ...................................... 11,762,106 14,270,028 — 26,032,134
Pharmaceuticals ....................................... 3,721,547 110,690,573 — 114,412,120
Professional Services .................................... 6,148,513 20,514,512 — 26,663,025
Real Estate Management & Development ....................... — 67,857,737 — 67,857,737
Road & Rail ........................................... 27,598,571 2,163,483 — 29,762,054
Semiconductors & Semiconductor Equipment .................... 3,469,050 74,226,458 — 77,695,508
Software ............................................. 48,069,609 — — 48,069,609

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ 5,416,707 $ 24,347,749 $ — $ 29,764,456
Technology Hardware, Storage & Peripherals .................... — 12,111,849 — 12,111,849
Textiles, Apparel & Luxury Goods ............................ 3,360,850 43,231,420 — 46,592,270
Tobacco ............................................. 17,289,079 7,701,769 — 24,990,848
Trading Companies & Distributors ............................ — 14,404,188 — 14,404,188
Transportation Infrastructure ............................... 20,485,175 101,041,780 — 121,526,955
Water Utilities ......................................... 1,378,915 6,827,872 — 8,206,787
Wireless Telecommunication Services ......................... 4,270,231 27,211,961 50,644 31,532,836
Corporate Bonds
Aerospace & Defense .................................... — 101,002,052 — 101,002,052
Air Freight & Logistics .................................... — 1,566,096 — 1,566,096
Airlines .............................................. — 60,410,516 — 60,410,516
Auto Components ...................................... — 63,255,841 — 63,255,841
Automobiles .......................................... — 38,070,901 — 38,070,901
Banks ............................................... — 568,194,898 — 568,194,898
Beverages ........................................... — 8,549,883 — 8,549,883
Biotechnology ......................................... — 12,154,924 — 12,154,924
Building Products ....................................... — 26,031,055 — 26,031,055
Capital Markets ........................................ — 180,747,159 — 180,747,159
Chemicals ............................................ — 72,684,189 — 72,684,189
Commercial Services & Supplies ............................. — 97,661,293 — 97,661,293
Communications Equipment ................................ — 28,793,797 — 28,793,797
Construction & Engineering ................................ — 11,305,382 — 11,305,382
Construction Materials .................................... — 1,349,805 — 1,349,805
Consumer Finance ...................................... — 115,718,207 — 115,718,207
Containers & Packaging .................................. — 73,828,464 — 73,828,464
Distributors ........................................... — 3,947,923 — 3,947,923
Diversified Consumer Services .............................. — 16,582,234 — 16,582,234
Diversified Financial Services ............................... — 32,290,995 — 32,290,995
Diversified Telecommunication Services ........................ — 218,175,930 — 218,175,930
Electric Utilities ........................................ — 102,869,453 — 102,869,453
Electrical Equipment ..................................... — 12,799,127 — 12,799,127
Electronic Equipment, Instruments & Components ................. — 8,808,068 — 8,808,068
Energy Equipment & Services .............................. — 25,009,367 — 25,009,367
Entertainment ......................................... — 29,761,237 — 29,761,237
Equity Real Estate Investment Trusts (REITs) .................... — 74,659,484 — 74,659,484
Food & Staples Retailing .................................. — 31,517,828 — 31,517,828
Food Products ......................................... — 44,981,016 — 44,981,016
Gas Utilities ........................................... — 5,802,133 — 5,802,133
Health Care Equipment & Supplies ........................... — 25,988,860 — 25,988,860
Health Care Providers & Services ............................ — 110,437,923 — 110,437,923
Health Care Technology .................................. — 4,450,123 — 4,450,123
Hotels, Restaurants & Leisure .............................. — 182,230,073 — 182,230,073
Household Durables ..................................... — 22,276,210 — 22,276,210
Household Products ..................................... — 5,261,643 — 5,261,643
Independent Power and Renewable Electricity Producers ............ — 21,769,871 — 21,769,871
Industrial Conglomerates .................................. — 1,859,888 — 1,859,888
Insurance ............................................ — 126,241,768 — 126,241,768
Interactive Media & Services ............................... — 8,451,078 — 8,451,078
Internet & Direct Marketing Retail ............................ — 14,531,596 — 14,531,596
IT Services ........................................... — 57,269,687 — 57,269,687
Leisure Products ....................................... — 3,480,267 — 3,480,267
Life Sciences Tools & Services .............................. — 14,059,036 — 14,059,036
Machinery ............................................ — 39,149,686 — 39,149,686
Marine .............................................. — 3,700,505 — 3,700,505
Media ............................................... — 175,132,302 — 175,132,302
Metals & Mining ........................................ — 86,155,925 — 86,155,925
Mortgage Real Estate Investment Trusts (REITs) .................. — 948,045 — 948,045
Multiline Retail ......................................... — 3,020,993 — 3,020,993
Multi-Utilities .......................................... — 15,288,345 — 15,288,345
Oil, Gas & Consumable Fuels ............................... — 383,598,172 — 383,598,172
Paper & Forest Products .................................. — 2,796,992 — 2,796,992
Personal Products ...................................... — 3,432,355 — 3,432,355
Pharmaceuticals ....................................... — 46,273,439 — 46,273,439
Professional Services .................................... — 13,310,651 — 13,310,651
Real Estate Management & Development ....................... — 61,194,392 — 61,194,392

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Road & Rail ........................................... $ — $ 51,428,433 $ — $ 51,428,433
Semiconductors & Semiconductor Equipment .................... — 31,663,772 — 31,663,772
Software ............................................. — 121,994,426 — 121,994,426
Specialty Retail ........................................ — 58,658,892 — 58,658,892
Technology Hardware, Storage & Peripherals .................... — 10,106,751 — 10,106,751
Textiles, Apparel & Luxury Goods ............................ — 6,101,986 — 6,101,986
Thrifts & Mortgage Finance ................................ — 22,892,703 — 22,892,703
Tobacco ............................................. — 4,785,703 — 4,785,703
Trading Companies & Distributors ............................ — 29,479,902 — 29,479,902
Transportation Infrastructure ............................... — 4,894,571 — 4,894,571
Water Utilities ......................................... — 1,009,182 — 1,009,182
Wireless Telecommunication Services ......................... — 63,295,922 — 63,295,922
Equity-Linked Notes ...................................... — 1,546,417,667 — 1,546,417,667
Floating Rate Loan Interests
Aerospace & Defense .................................... — 13,696,112 — 13,696,112
Airlines .............................................. — 14,536,961 — 14,536,961
Auto Components ...................................... — 4,692,944 — 4,692,944
Automobiles .......................................... — 1,878,889 — 1,878,889
Banks ............................................... — — 10,441,000 10,441,000
Beverages ........................................... — 6,449,798 — 6,449,798
Building Products ....................................... — 5,198,278 888,179 6,086,457
Capital Markets ........................................ — 8,394,335 12,240,054 20,634,389
Chemicals ............................................ — 21,124,272 — 21,124,272
Commercial Services & Supplies ............................. — 21,059,442 1,332,067 22,391,509
Communications Equipment ................................ — 1,866,488 — 1,866,488
Construction & Engineering ................................ — 4,945,608 12,720,557 17,666,165
Construction Materials .................................... — 4,700,906 1,392,129 6,093,035
Containers & Packaging .................................. — 8,000,950 — 8,000,950
Distributors ........................................... — 1,261,843 — 1,261,843
Diversified Consumer Services .............................. — 14,683,773 — 14,683,773
Diversified Financial Services ............................... — 14,491,562 111,190,415 125,681,977
Diversified Telecommunication Services ........................ — 18,866,573 1,732,053 20,598,626
Electric Utilities ........................................ — 1,374,771 — 1,374,771
Electrical Equipment ..................................... — 614,895 2,054,905 2,669,800
Electronic Equipment, Instruments & Components ................. — 1,256,671 — 1,256,671
Energy Equipment & Services .............................. — 198,829 24,644 223,473
Entertainment ......................................... — 21,450,427 — 21,450,427
Equity Real Estate Investment Trusts (REITs) .................... — 2,198,253 — 2,198,253
Food & Staples Retailing .................................. — 2,927,065 — 2,927,065
Food Products ......................................... — 17,838,106 — 17,838,106
Health Care Equipment & Supplies ........................... — 9,381,934 — 9,381,934
Health Care Providers & Services ............................ — 16,567,361 383,800 16,951,161
Health Care Technology .................................. — 8,083,096 — 8,083,096
Hotels, Restaurants & Leisure .............................. — 39,349,382 13,556,296 52,905,678
Household Durables ..................................... — 7,907,948 — 7,907,948
Household Products ..................................... — 2,321,894 — 2,321,894
Independent Power and Renewable Electricity Producers ............ — 1,443,282 — 1,443,282
Insurance ............................................ — 26,273,108 — 26,273,108
Interactive Media & Services ............................... — 14,156,653 — 14,156,653
Internet & Direct Marketing Retail ............................ — — 4,629,019 4,629,019
IT Services ........................................... — 20,109,642 946,323 21,055,965
Leisure Products ....................................... — 1,311,121 — 1,311,121
Life Sciences Tools & Services .............................. — 17,059,859 — 17,059,859
Machinery ............................................ — 21,414,573 — 21,414,573
Media ............................................... — 20,634,558 4,633,209 25,267,767
Metals & Mining ........................................ — 3,139,862 — 3,139,862
Multiline Retail ......................................... — — 648,925 648,925
Oil, Gas & Consumable Fuels ............................... — 12,231,044 — 12,231,044
Personal Products ...................................... — 4,964,506 — 4,964,506
Pharmaceuticals ....................................... — 8,868,381 3,236,269 12,104,650
Professional Services .................................... — 19,936,107 2,278,125 22,214,232
Real Estate Management & Development ....................... — 3,411,093 — 3,411,093
Road & Rail ........................................... — 5,292,185 — 5,292,185
Semiconductors & Semiconductor Equipment .................... — 816,317 — 816,317
Software ............................................. — 65,031,751 3,606,914 68,638,665
Specialty Retail ........................................ — 12,962,057 — 12,962,057

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 1,616,633 $ — $ 1,616,633
Trading Companies & Distributors ............................ — 8,008,573 1,845,643 9,854,216
Transportation Infrastructure ............................... — 2,740,612 — 2,740,612
Wireless Telecommunication Services ......................... — 4,912,209 — 4,912,209
Foreign Agency Obligations ................................. — 69,513,892 — 69,513,892
Foreign Government Obligations .............................. — 147,120,290 — 147,120,290
Investment Companies .................................... 647,073,868 — — 647,073,868
Non-Agency Mortgage-Backed Securities ........................ — 925,476,242 54,883,307 980,359,549
Preferred Securities
Banks ............................................... 1,903,500 112,467,774 — 114,371,274
Capital Markets ........................................ — 67,767,043 — 67,767,043
Commercial Services & Supplies ............................. — 10,972,705 — 10,972,705
Consumer Finance ...................................... 7,595,600 61,057,433 — 68,653,033
Diversified Financial Services ............................... — 16,296,274 — 16,296,274
Electric Utilities ........................................ — 29,651,125 — 29,651,125
Independent Power and Renewable Electricity Producers ............ — 1,678,798 — 1,678,798
Insurance ............................................ 15,427,650 23,393,656 — 38,821,306
Life Sciences Tools & Services .............................. — 1,558,645 — 1,558,645
Oil, Gas & Consumable Fuels ............................... 21,048,934 43,538,399 — 64,587,333
Technology Hardware, Storage & Peripherals .................... — 24,626,876 — 24,626,876
Rights ................................................ — 1 — 1
U.S. Government Sponsored Agency Securities .................... — 5,299,209 — 5,299,209
Warrants .............................................. 15,486 — — 15,486
Short-Term Securities
Money Market Funds ...................................... 471,655,527 — — 471,655,527
Options Purchased
Credit contracts .......................................... — 56,962 — 56,962
Equity contracts .......................................... 360,622 37,730,281 — 38,090,903
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 155,179 155,179
Liabilities
Investments Sold Short ..................................... — (4,661) — (4,661)
Unfunded Floating Rate Loan Interests
(a)
.............................. — (3,295) (122,792) (126,087)
$ 2,591,033,043 $ 10,628,681,064 $ 244,753,237 $ 13,464,467,344
Investments valued at NAV
(b)
...................................... 523,957,160
$ —
$ 13,988,424,504
$ —
Derivative Financial Instruments
(c)
Assets
Equity contracts ........................................... $ 45,571,910 $ 4,064,426 $ — $ 49,636,336
Foreign currency exchange contracts ............................ 8,636,531 17,527,547 — 26,164,078
Interest rate contracts ....................................... 936,232 — — 936,232
Liabilities
Credit contracts ........................................... — (1,435,948) — (1,435,948)
Equity contracts ........................................... (764,094) (19,431,066) — (20,195,160)
Foreign currency exchange contracts ............................ — (3,580,746) — (3,580,746)
Interest rate contracts ....................................... (93,600,279) — — (93,600,279)
$ (39,219,700) $ (2,855,787) $ — $ (42,075,487)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 ....................................... $ 10,267,248 $ 72,638 $ 12,110,810 $ 187,906,300 $ 72,835,034 $ (515,438) $ 282,676,592
Transfers into Level 3 ................................................. — — — 31,250,266 23,628,294 — 54,878,560
Transfers out of Level 3 ................................................ (10,267,248) — (1,481,490) (8,592,623) (36,650,207) — (56,991,568)
Accrued discounts/premiums ............................................. — — — 14,722 15,285 — 30,007
Net realized loss ..................................................... — — (1,320,800) (2,122,698) (803,203) — (4,246,701)
Net change in unrealized appreciation (depreciation)
(a)(b)
........................... — (15,621) 1,105,000 (1,266,790) 692,324 547,825 1,062,738
Purchases ......................................................... — — — 4,256,647 — — 4,256,647
Sales ............................................................ — — (10,413,520) (21,665,298) (4,834,220) — (36,913,038)
Closing balance, as of September 30, 2022 ...................................
$ — $ 57,017 $ — $ 189,780,526 $ 54,883,307 $ 32,387 $ 244,753,237
Net change in unrealized appreciation (depreciation) on investments still held at September 30,
2022
(b)
.........................................................
$ — $ (15,557) $ — $ (1,302,668) $ 135,386 $ 547,825 $ (635,014)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.